UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	DANIEL J. MAVICO
USAA MUTUAL FUNDS TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: JULY 31

Date of Reporting Period: OCTOBER 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2016

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA AGGRESSIVE GROWTH FUND

OCTOBER 31, 2016

(Form N-Q)

48454 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Aggressive Growth Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.1%)

COMMON STOCKS (99.1%)

Consumer Discretionary (18.6%)

Advertising (0.4%)

65,640	Omnicom Group, Inc.	$5,239
	Apparel Retail (0.6%)
38,407	Ross Stores, Inc.	2,402
65,308	TJX Companies, Inc.	4,817
		7,219
	Apparel, Accessories & Luxury Goods (0.6%)
79,550	Lululemon Athletica, Inc.*	4,554
66,573	Michael Kors Holdings Ltd.*	3,381
		7,935
	Automotive Retail (0.7%)
36,622	O'Reilly Automotive, Inc.*	9,684
	Broadcasting (0.8%)
137,198	Discovery Communications, Inc. "A"*	3,582
96,145	Scripps Networks Interactive "A"	6,188
		9,770
	Cable & Satellite (1.9%)
22,261	Charter Communications, Inc. "A"*	5,563
301,835	Comcast Corp. "A"	18,659
		24,222
	Casinos & Gaming (0.3%)
78,339	Las Vegas Sands Corp.	4,534
	Footwear (1.2%)
301,000	NIKE, Inc. "B"	15,104
	General Merchandise Stores (0.9%)
40,044	Dollar General Corp.	2,767
111,600	Dollar Tree, Inc.*	8,431
		11,198
	Home Improvement Retail (2.2%)
179,909	Home Depot, Inc.	21,951
92,381	Lowe's Companies, Inc.	6,157
		28,108
	Hotels, Resorts & Cruise Lines (0.1%)
26,820	Wyndham Worldwide Corp.	1,766
	Internet Retail (7.1%)
59,486	Amazon.com, Inc.*	46,983
144,200	Ctrip.com International Ltd. ADR*	6,366

1 | USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)
31,190	Expedia, Inc.	$4,031
98,547	Netflix, Inc.*	12,306
14,326	Priceline Group, Inc.*	21,120
		90,806
	Movies & Entertainment (0.5%)
52,150	Time Warner, Inc.	4,641
59,688	Viacom, Inc. "B"	2,242
		6,883
	Restaurants (1.3%)
3,512	Dominos Pizza, Inc.	594
37,925	Dunkin' Brands Group, Inc.	1,834
270,150	Starbucks Corp.	14,337
		16,765
	Total Consumer Discretionary	239,233
	Consumer Staples (4.3%)
	Drug Retail (0.5%)
76,930	CVS Health Corp.	6,470
	Household Products (0.4%)
69,561	Colgate-Palmolive Co.	4,964
	Hypermarkets & Super Centers (0.8%)
50,350	Costco Wholesale Corp.	7,445
34,953	Wal-Mart Stores, Inc.	2,448
		9,893
	Packaged Foods & Meat (0.6%)
100,265	BRF-Brasil Foods S.A.	1,676
38,969	Hershey Co.	3,993
59,444	Mondelez International, Inc. "A"	2,671
		8,340
	Personal Products (0.3%)
39,678	Estee Lauder Companies, Inc. "A"	3,457
	Soft Drinks (1.7%)
7,886	Monster Beverage Corp.*	1,138
195,594	PepsiCo, Inc.	20,968
		22,106
	Total Consumer Staples	55,230
	Energy (2.8%)
	Integrated Oil & Gas (0.9%)
172,436	BP plc ADR	6,130
47,288	Chevron Corp.	4,953
		11,083
	Oil & Gas Equipment & Services (0.8%)
115,972	Baker Hughes, Inc.	6,425
54,151	Schlumberger Ltd.	4,236
		10,661
	Oil & Gas Exploration & Production (1.1%)
65,900	Diamondback Energy, Inc.*	6,016
45,402	Pioneer Natural Resources Co.	8,128
		14,144
	Total Energy	35,888

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (2.6%)

Diversified Banks (1.0%)

224,550	Bank of America Corp.	$3,705
136,760	JPMorgan Chase & Co.	9,472
		13,177
	Multi-Line Insurance (0.3%)
61,035	American International Group, Inc.	3,766
	Specialized Finance (1.3%)
19,162	FactSet Research Systems, Inc.	2,965
26,943	Intercontinental Exchange, Inc.	7,285
59,200	Moody's Corp.	5,951
		16,201
	Total Financials	33,144
	Health Care (16.2%)
	Biotechnology (3.4%)
90,249	Amgen, Inc.	12,740
149,221	Celgene Corp.*	15,247
117,714	Gilead Sciences, Inc.	8,667
21,089	Regeneron Pharmaceuticals, Inc.*	7,276
		43,930
	Health Care Distributors (0.3%)
56,739	Cardinal Health, Inc.	3,898
	Health Care Equipment (4.8%)
29,770	Becton, Dickinson & Co.	4,999
258,300	Boston Scientific Corp.*	5,683
18,520	C.R. Bard, Inc.	4,013
199,111	Danaher Corp.	15,640
71,395	Edwards Lifesciences Corp.*	6,798
9,400	Intuitive Surgical, Inc.*	6,318
56,212	Medtronic plc	4,611
36,550	Stryker Corp.	4,216
35,826	Varian Medical Systems, Inc.*	3,250
63,750	Zimmer Biomet Holdings, Inc.	6,719
		62,247
	Health Care Facilities (0.3%)
48,099	HCA Holdings, Inc.*	3,681
	Life Sciences Tools & Services (0.8%)
41,562	ICON plc*	3,337
47,700	Thermo Fisher Scientific, Inc.	7,013
		10,350
	Managed Health Care (2.5%)
62,785	Aetna, Inc.	6,740
17,478	Anthem, Inc.	2,130
107,000	Centene Corp.*	6,685
113,450	UnitedHealth Group, Inc.	16,034
		31,589
	Pharmaceuticals (4.1%)
55,640	Allergan plc*	11,625
65,747	AstraZeneca plc ADR	1,862
190,699	Bristol-Myers Squibb Co.	9,708
58,600	Eli Lilly and Co.	4,327
76,393	Johnson & Johnson	8,861
85,998	Merck & Co., Inc.	5,050

3 | USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)
246,900	Zoetis, Inc.	$11,802
		53,235
	Total Health Care	208,930

Industrials (7.1%)

Aerospace & Defense (0.8%)

70,700	Raytheon Co.	9,658
	Air Freight & Logistics (0.4%)
71,788	C.H. Robinson Worldwide, Inc.	4,890
	Construction Machinery & Heavy Trucks (0.6%)
32,357	Caterpillar, Inc.	2,701
42,297	Cummins, Inc.	5,406
		8,107
	Electrical Components & Equipment (0.7%)
72,144	Emerson Electric Co.	3,656
44,212	Rockwell Automation, Inc.	5,293
		8,949
	Industrial Conglomerates (1.4%)
168,863	Honeywell International, Inc.	18,521
	Industrial Machinery (0.9%)
144,333	Fortive Corp.	7,368
37,961	Parker-Hannifin Corp.	4,660
		12,028
	Railroads (0.5%)
68,300	Kansas City Southern	5,994
	Research & Consulting Services (1.8%)
168,455	Experian plc	3,243
191,187	IHS Markit Ltd.*	7,034
215,015	Nielsen Holdings plc	9,680
34,806	Verisk Analytics, Inc.*	2,839
		22,796
	Total Industrials	90,943
	Information Technology (43.8%)
	Application Software (3.4%)
86,400	Adobe Systems, Inc.*	9,289
27,799	Intuit, Inc.	3,023
149,600	Mobileye N.V.*	5,562
235,363	salesforce.com, Inc.*	17,690
129,300	Splunk, Inc.*	7,782
		43,346
	Communications Equipment (0.9%)
177,231	Cisco Systems, Inc.	5,437
48,452	F5 Networks, Inc.*	6,697
		12,134
	Data Processing & Outsourced Services (10.3%)
20,772	Alliance Data Systems Corp.	4,247
112,000	Fidelity National Information Services, Inc.	8,279
46,104	Fiserv, Inc.*	4,540
61,050	FleetCor Technologies, Inc.*	10,702
47,438	Global Payments, Inc.	3,440
66,308	Jack Henry & Associates, Inc.	5,372
226,563	MasterCard, Inc. "A"	24,247
111,642	Paychex, Inc.	6,163
466,803	PayPal Holdings, Inc.*	19,447

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
104,474	Vantiv, Inc. "A"*	$6,097
480,700	Visa, Inc. "A"	39,663
		132,197
	Home Entertainment Software (0.7%)
124,700	Activision Blizzard, Inc.	5,383
56,463	Electronic Arts, Inc.*	4,434
		9,817
	Internet Software & Services (11.4%)
121,850	Alibaba Group Holding Ltd. ADR*	12,391
18,950	Alphabet, Inc. "A"*	15,348
63,384	Alphabet, Inc. "C"*	49,727
28,487	Baidu, Inc. ADR*	5,038
31,250	CoStar Group, Inc.*	5,848
230,139	eBay, Inc.*	6,561
354,671	Facebook, Inc. "A"*	46,458
21,424	GoDaddy, Inc. "A"*	767
228,187	Yandex N.V. "A"*	4,493
		146,631
	IT Consulting & Other Services (0.6%)
71,470	Amdocs Ltd.	4,177
38,015	Gartner, Inc.*	3,271
		7,448
	Semiconductor Equipment (0.4%)
170,000	Applied Materials, Inc.	4,944
	Semiconductors (4.7%)
65,400	Broadcom Ltd.	11,136
56,201	Cirrus Logic, Inc.*	3,034
168,035	Linear Technology Corp.	10,092
196,922	Maxim Integrated Products, Inc.	7,804
320,000	Micron Technology, Inc.*	5,491
126,840	QUALCOMM, Inc.	8,717
143,955	Texas Instruments, Inc.	10,199
70,943	Xilinx, Inc.	3,609
		60,082
	Systems Software (6.2%)
110,290	Check Point Software Technologies Ltd.*	9,326
806,183	Microsoft Corp.	48,307
376,711	Oracle Corp.	14,473
92,400	ServiceNow, Inc.*	8,123
		80,229
	Technology Hardware, Storage, & Peripherals (5.2%)
586,316	Apple, Inc.	66,570
	Total Information Technology	563,398
	Materials (1.8%)
	Diversified Metals & Mining (0.5%)
177,822	Rio Tinto plc ADR	6,197
	Specialty Chemicals (1.1%)
47,750	Ecolab, Inc.	5,452
37,238	Sherwin-Williams Co.	9,118
		14,570
	Steel (0.2%)
53,119	Nucor Corp.	2,595
	Total Materials	23,362

5 | USAA Aggressive Growth Fund

Market
Number	Value
of Shares Security	(000)

Real Estate (1.6%)

REITs - Specialized (1.6%)

85,400	American Tower Corp.	$10,008
62,550	Crown Castle International Corp.	5,692
24,870	Public Storage	5,315
		21,015
	Total Real Estate	21,015

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

26,845 Verizon Communications, Inc.	1,291

Utilities (0.2%)

Electric Utilities (0.2%)

22,877 NextEra Energy, Inc.	2,928
Total Common Stocks	1,275,362
Total Equity Securities (cost: $957,423)	1,275,362

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

6,805,434 State Street Institutional Treasury Money Market Fund Premier Class, 0.22%(a)
(cost: $6,805)	6,805
Total Investments (cost: $964,228)	$1,282,167
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,275,362	$	— $	— $	1,275,362
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	6,805		—	—	6,805
Total	$1,282,167	$	— $	— $	1,282,167

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

7 | USAA Aggressive Growth Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 8

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $337,020,000 and $19,081,000, respectively, resulting in net unrealized appreciation of $317,939,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,286,904,000 at October 31, 2016, and, in total, may not

9 | USAA Aggressive Growth Fund

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.3% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA CAPITAL GROWTH FUND

OCTOBER 31, 2016

(Form N-Q)

48453 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Capital Growth Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.7%)

COMMON STOCKS (99.7%)

Consumer Discretionary (13.5%)

Apparel Retail (1.2%)

48,600	Foot Locker, Inc.	$3,245
73,500	TJX Companies, Inc.	5,421
		8,666
	Automobile Manufacturers (2.9%)
252,000	Fuji Heavy Industries Ltd.	9,838
146,600	Mazda Motor Corp.	2,415
255,000	Peugeot S.A.*	3,819
130,000	Suzuki Motor Corp.	4,624
		20,696
	Automotive Retail (0.9%)
23,800	O'Reilly Automotive, Inc.*	6,294
	Broadcasting (0.7%)
90,400	CBS Corp. "B"	5,118
	Cable & Satellite (1.7%)
85,600	Comcast Corp. "A"	5,292
920,000	Sirius XM Holdings, Inc.*	3,836
100,000	Starz "A"*	3,146
		12,274
	Department Stores (0.5%)
100,200	Macy's, Inc.	3,656
	General Merchandise Stores (0.6%)
63,000	Target Corp.	4,330
	Home Improvement Retail (2.1%)
57,900	Home Depot, Inc.	7,064
116,900	Lowe's Companies, Inc.	7,792
		14,856
	Homebuilding (1.0%)
110,200	Bellway plc	3,191
171,000	Persimmon plc	3,546
		6,737
	Household Appliances (0.6%)
162,185	Electrolux AB "B"	3,841
	Movies & Entertainment (0.8%)
47,000	Time Warner, Inc.	4,183
47,000	Viacom, Inc. "B"	1,765
		5,948

1 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Restaurants (0.5%)
74,100	Brinker International, Inc.	$3,649
	Total Consumer Discretionary	96,065
	Consumer Staples (10.1%)
	Brewers (0.6%)
260,000	Kirin Holdings Co. Ltd.	4,481
	Drug Retail (0.8%)
71,482	CVS Health Corp.	6,011
	Food Retail (0.9%)
268,396	Koninklijke Ahold Delhaize N.V.	6,127
	Household Products (1.8%)
33,000	Clorox Co.	3,961
35,900	Kimberly-Clark Corp.	4,107
49,946	Reckitt Benckiser Group plc	4,471
		12,539
	Hypermarkets & Super Centers (0.4%)
42,000	Wal-Mart Stores, Inc.	2,941
	Packaged Foods & Meat (1.9%)
142,000	Ajinomoto Co. Inc.	3,164
147,100	Tyson Foods, Inc. "A"	10,422
		13,586
	Soft Drinks (1.7%)
63,000	Dr. Pepper Snapple Group, Inc.	5,531
58,100	PepsiCo, Inc.	6,228
		11,759
	Tobacco (2.0%)
174,500	Altria Group, Inc.	11,538
88,000	Swedish Match AB	3,062
		14,600
	Total Consumer Staples	72,044
	Energy (6.7%)
	Integrated Oil & Gas (2.7%)
251,000	Cenovus Energy, Inc.	3,621
5,108,000	China Petroleum and Chemical Corp. "H"	3,721
74,636	Exxon Mobil Corp.	6,219
613,881	Gazprom PAO ADR	2,652
233,642	Repsol S.A.	3,274
		19,487
	Oil & Gas Drilling (0.3%)
200,000	Transocean Ltd.*	1,922
	Oil & Gas Equipment & Services (0.5%)
343,000	Subsea 7 S.A.*	3,849
	Oil & Gas Exploration & Production (0.9%)
105,200	Apache Corp.	6,257
	Oil & Gas Refining & Marketing (2.3%)
215,883	Neste Oyj	9,321
113,900	Valero Energy Corp.	6,747
		16,068
	Total Energy	47,583

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (19.1%)

Asset Management & Custody Banks (0.9%)

144,000	Bank of New York Mellon Corp.	$6,231
	Consumer Finance (1.0%)
91,932	Capital One Financial Corp.	6,807
	Diversified Banks (7.2%)
6,260,000	Agricultural Bank of China Ltd. "H"	2,639
314,900	Bank of America Corp.	5,196
80,000	BNP Paribas S.A.	4,640
1,627,000	BOC Hong Kong Holdings Ltd.	5,811
75,500	Canadian Imperial Bank of Commerce	5,657
5,021,000	China Construction Bank Corp. "H"	3,677
6,758,000	Industrial & Commercial Bank of China Ltd. "H"	4,069
85,223	JPMorgan Chase & Co.	5,903
134,200	National Bank of Canada	4,791
422,000	Oversea-Chinese Banking Corp. Ltd.	2,572
163,145	Societe Generale S.A.	6,369
		51,324
	Life & Health Insurance (2.2%)
357,600	Dai-Ichi Life Insurance Co., Ltd.	5,255
135,000	NN Group N.V.	4,068
187,000	Sun Life Financial, Inc.	6,258
		15,581
	Multi-Line Insurance (1.5%)
36,300	Allianz SE	5,658
230,000	AXA S.A.	5,185
		10,843
	Other Diversified Financial Services (0.7%)
325,700	ORIX Corp.	5,172
	Property & Casualty Insurance (1.4%)
78,000	Allstate Corp.	5,296
113,300	Tokio Marine Holdings, Inc.	4,483
		9,779
	Regional Banks (2.1%)
233,445	Citizens Financial Group, Inc.	6,149
410,477	KeyCorp	5,796
93,000	Popular, Inc.	3,376
		15,321
	Reinsurance (2.1%)
50,705	Hannover Rueck SE	5,652
21,724	Muenchener Rueckversicherungs-Gesellschaft AG	4,212
55,000	Swiss Re AG	5,108
		14,972
	Total Financials	136,030
	Health Care (12.5%)
	Biotechnology (4.6%)
40,635	Actelion Ltd.	5,872
35,500	Amgen, Inc.	5,011
17,800	Biogen, Inc.*	4,987
66,667	Gilead Sciences, Inc.	4,909
87,701	Shire plc	4,992
60,800	United Therapeutics Corp.*	7,300
		33,071

3 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Health Care Distributors (1.4%)
82,450	Cardinal Health, Inc.	$5,663
33,300	McKesson Corp.	4,235
		9,898
	Health Care Equipment (1.9%)
117,400	Baxter International, Inc.	5,587
56,218	Edwards Lifesciences Corp.*	5,353
16,082	Teleflex, Inc.	2,302
		13,242
	Health Care Services (0.7%)
72,800	Express Scripts Holding Co.*	4,907
	Health Care Supplies (0.6%)
100,000	Hoya Corp.	4,181
	Managed Health Care (2.0%)
54,100	Aetna, Inc.	5,808
47,000	UnitedHealth Group, Inc.	6,642
19,300	WellCare Health Plans, Inc.*	2,191
		14,641
	Pharmaceuticals (1.3%)
134,756	Pfizer, Inc.	4,273
120,700	Teva Pharmaceutical Industries Ltd. ADR	5,159
		9,432
	Total Health Care	89,372
	Industrials (11.6%)
	Aerospace & Defense (4.9%)
56,500	Boeing Co.	8,047
35,500	Huntington Ingalls Industries, Inc.	5,728
39,797	Northrop Grumman Corp.	9,114
54,900	Raytheon Co.	7,500
73,232	Safran S.A.	5,035
		35,424
	Airlines (1.8%)
119,600	Alaska Air Group, Inc.	8,638
99,000	Delta Air Lines, Inc.	4,135
		12,773
	Building Products (0.4%)
54,142	Owens Corning, Inc.	2,641
	Heavy Electrical Equipment (0.9%)
78,000	Vestas Wind Systems A/S	6,257
	Industrial Machinery (0.8%)
48,800	Illinois Tool Works, Inc.	5,542
	Railroads (2.3%)
85,200	Canadian National Railway Co.	5,356
36,700	Central Japan Railway Co.	6,252
74,300	West Japan Railway Co.	4,585
		16,193
	Research & Consulting Services (0.5%)
185,741	Experian plc	3,576
	Total Industrials	82,406

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

Information Technology (15.4%)

Application Software (0.8%)

44,500	Citrix Systems, Inc.*	$3,774
150,000	Nuance Communications, Inc.*	2,103
		5,877
	Communications Equipment (3.3%)
565,000	Brocade Communications Systems, Inc.	5,989
250,000	Cisco Systems, Inc.	7,670
203,800	Juniper Networks, Inc.	5,368
57,800	Motorola Solutions, Inc.	4,195
		23,222
	Internet Software & Services (3.1%)
3,895	Alphabet, Inc. "A"*	3,155
187,000	eBay, Inc.*	5,331
74,000	Facebook, Inc. "A"*	9,693
47,100	VeriSign, Inc.*	3,957
		22,136
	IT Consulting & Other Services (1.1%)
80,621	Cognizant Technology Solutions Corp. "A"*	4,140
85,400	Leidos Holdings, Inc.	3,550
		7,690
	Semiconductors (2.9%)
64,483	Intel Corp.	2,248
155,000	NVIDIA Corp.	11,030
76,189	QUALCOMM, Inc.	5,236
34,236	Texas Instruments, Inc.	2,426
		20,940
	Technology Hardware, Storage, & Peripherals (4.2%)
169,877	Apple, Inc.	19,288
92,000	NetApp, Inc.	3,122
5,511	Samsung Electronics Co. Ltd.	7,894
		30,304
	Total Information Technology	110,169
	Materials (4.7%)
	Diversified Chemicals (1.1%)
80,700	Dow Chemical Co.	4,343
700,000	Sumitomo Chemical Co. Ltd.	3,324
		7,667
	Paper Packaging (2.5%)
71,280	Avery Dennison Corp.	4,975
118,400	International Paper Co.	5,332
93,800	Packaging Corp. of America	7,738
		18,045
	Paper Products (0.6%)
173,000	UPM-Kymmene Oyj	4,026
	Specialty Chemicals (0.5%)
94,000	Johnson Matthey plc	3,923
	Total Materials	33,661
	Real Estate (0.7%)
	Real Estate Development (0.3%)
1,512,000	Shimao Property Holdings Ltd.	2,024

5 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	REITs - Retail (0.4%)
44,409	Macerich Co.	$3,143
	Total Real Estate	5,167
	Telecommunication Services (2.6%)
	Integrated Telecommunication Services (1.6%)
524,050	BT Group plc	2,411
7,000,000	China Telecom Corp. Ltd. "H"	3,619
117,600	Nippon Telegraph & Telephone Corp.	5,226
		11,256
	Wireless Telecommunication Services (1.0%)
284,000	NTT DOCOMO, Inc.	7,151
	Total Telecommunication Services	18,407
	Utilities (2.8%)
	Electric Utilities (1.8%)
172,362	Endesa S.A.	3,664
100,000	Korea Electric Power Corp.	4,304
1,347,600	Tenaga Nasional Berhad	4,607
		12,575
	Gas Utilities (0.5%)
135,310	Enagas S.A.	3,884
	Multi-Utilities (0.5%)
168,779	Veolia Environnement S.A.	3,683
	Total Utilities	20,142
	Total Common Stocks	711,046
	Total Equity Securities (cost: $573,305)	711,046

MONEY MARKET INSTRUMENTS (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

1,875,384 State Street Institutional Treasury Money Market Fund Premier Class, 0.22%(a)
(cost: $1,875)	1,875
Total Investments (cost: $575,180)	$712,921
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$711,046	$	— $	— $	711,046
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,875		—	—	1,875
Total	$712,921	$	— $	— $	712,921

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Capital Growth Fund Shares (Fund Shares), Capital Growth Fund Institutional Shares (Institutional Shares), and Capital Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7 | USAA Capital Growth Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

9 | USAA Capital Growth Fund

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $162,947,000 and $25,206,000, respectively, resulting in net unrealized appreciation of $137,741,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $713,374,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 39.9% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA FIRST START GROWTH FUND

OCTOBER 31, 2016

(Form N-Q)

48449 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA First Start Growth Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (70.7%)

COMMON STOCKS (36.8%)

Consumer Discretionary (3.5%)

Advertising (0.1%)

5,900	Omnicom Group, Inc.	$471
	Apparel Retail (0.4%)
20,400	TJX Companies, Inc.	1,504
	Auto Parts & Equipment (0.6%)
10,600	Delphi Automotive plc	690
37,400	Magna International, Inc.	1,535
		2,225
	Broadcasting (0.3%)
20,200	CBS Corp. "B"	1,144
	General Merchandise Stores (0.3%)
8,050	Dollar General Corp.	556
10,500	Target Corp.	722
		1,278
	Home Improvement Retail (0.6%)
18,900	Home Depot, Inc.	2,306
	Hotels, Resorts & Cruise Lines (0.3%)
19,650	Carnival Corp.	965
3,750	Royal Caribbean Cruises Ltd.	288
		1,253
	Internet Retail (0.7%)
3,300	Amazon.com, Inc.*	2,606
	Movies & Entertainment (0.1%)
4,350	Time Warner, Inc.	387
	Specialty Stores (0.1%)
2,300	Ulta Salon, Cosmetics & Fragrance, Inc.*	560
	Total Consumer Discretionary	13,734
	Consumer Staples (3.3%)
	Agricultural Products (0.2%)
14,450	Bunge Ltd.	896
	Drug Retail (0.6%)
4,960	CVS Health Corp.	417
22,530	Walgreens Boots Alliance, Inc.	1,864
		2,281

1 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Food Retail (0.2%)
20,300	Kroger Co.	$629
	Household Products (0.5%)
23,150	Procter & Gamble Co.	2,009
	Hypermarkets & Super Centers (0.6%)
33,800	Wal-Mart Stores, Inc.	2,367
	Packaged Foods & Meat (0.3%)
6,250	Blue Buffalo Pet Products, Inc.*	157
12,700	Kraft Heinz Co.	1,130
		1,287
	Soft Drinks (0.9%)
21,600	Coca-Cola Co.	916
22,100	PepsiCo, Inc.	2,369
		3,285
	Total Consumer Staples	12,754
	Energy (2.5%)
	Integrated Oil & Gas (1.5%)
11,500	Chevron Corp.	1,204
21,000	Exxon Mobil Corp.	1,750
24,300	Occidental Petroleum Corp.	1,772
9,350	Royal Dutch Shell plc ADR "A"	466
10,500	TOTAL S.A. ADR	501
		5,693
	Oil & Gas Drilling (0.2%)
12,700	Helmerich & Payne, Inc.	802
	Oil & Gas Equipment & Services (0.3%)
4,600	Halliburton Co.	211
12,650	Schlumberger Ltd.	990
		1,201
	Oil & Gas Exploration & Production (0.5%)
12,700	Cabot Oil & Gas Corp.	265
26,450	ConocoPhillips	1,149
8,100	EOG Resources, Inc.	733
		2,147
	Total Energy	9,843
	Financials (5.7%)
	Asset Management & Custody Banks (0.2%)
19,500	Bank of New York Mellon Corp.	843
	Consumer Finance (0.7%)
100,100	Synchrony Financial	2,862
	Diversified Banks (2.0%)
205,100	Bank of America Corp.	3,384
32,850	Citigroup, Inc.	1,615
38,450	JPMorgan Chase & Co.	2,663
		7,662
	Property & Casualty Insurance (1.3%)
15,100	Allstate Corp.	1,025
15,500	Chubb Ltd.	1,969
28,900	Progressive Corp.	911
30,500	XL Group Ltd.	1,058
		4,963

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Regional Banks (1.4%)
57,700	Fifth Third Bancorp	$1,256
209,700	KeyCorp	2,961
14,250	PNC Financial Services Group, Inc.	1,362
		5,579
	Specialized Finance (0.1%)
3,100	CME Group, Inc.	310
	Total Financials	22,219
	Health Care (5.5%)
	Biotechnology (1.0%)
37,600	AbbVie, Inc.	2,097
5,150	Amgen, Inc.	727
900	Biogen, Inc.*	252
11,800	Gilead Sciences, Inc.	869
		3,945
	Health Care Distributors (0.3%)
10,130	McKesson Corp.	1,288
	Health Care Equipment (0.9%)
20,400	Hologic, Inc.*	735
32,900	Medtronic plc	2,698
		3,433
	Life Sciences Tools & Services (0.5%)
12,500	Thermo Fisher Scientific, Inc.	1,838
	Managed Health Care (0.5%)
14,650	UnitedHealth Group, Inc.	2,071
	Pharmaceuticals (2.3%)
1,900	Allergan plc*	397
22,900	Johnson & Johnson	2,656
38,100	Merck & Co., Inc.	2,237
107,200	Pfizer, Inc.	3,400
		8,690
	Total Health Care	21,265
	Industrials (4.6%)
	Aerospace & Defense (1.3%)
10,400	Boeing Co.	1,481
700	Lockheed Martin Corp.	173
29,500	Spirit AeroSystems Holdings, Inc. "A"*	1,486
16,500	United Technologies Corp.	1,686
		4,826
	Air Freight & Logistics (0.6%)
9,000	FedEx Corp.	1,569
7,250	United Parcel Service, Inc. "B"	781
		2,350
	Airlines (0.5%)
24,550	Southwest Airlines Co.	983
14,750	United Continental Holdings, Inc.*	830
		1,813
	Building Products (0.1%)
12,750	Masco Corp.	394
	Construction & Engineering (0.2%)
33,760	AECOM*	940

3 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Construction Machinery & Heavy Trucks (0.2%)
8,450	Wabtec Corp.	$653
	Electrical Components & Equipment (0.1%)
8,800	Eaton Corp. plc	561
	Industrial Conglomerates (1.4%)
9,900	Carlisle Companies, Inc.	1,038
100,996	General Electric Co.	2,939
6,410	Honeywell International, Inc.	703
6,850	Siemens AG ADR	778
		5,458
	Industrial Machinery (0.2%)
5,350	Stanley Black & Decker, Inc.	609
	Total Industrials	17,604
	Information Technology (8.5%)
	Communications Equipment (0.9%)
114,000	Cisco Systems, Inc.	3,497
	Data Processing & Outsourced Services (1.3%)
16,700	MasterCard, Inc. "A"	1,787
38,800	Visa, Inc. "A"	3,202
		4,989
	Internet Software & Services (1.7%)
5,870	Alphabet, Inc. "A"*	4,754
13,300	Facebook, Inc. "A"*	1,742
		6,496
	Semiconductor Equipment (0.4%)
28,850	Applied Materials, Inc.	839
8,050	Lam Research Corp.	780
		1,619
	Semiconductors (0.8%)
2,500	Broadcom Ltd.	425
13,300	Intel Corp.	464
7,850	Maxim Integrated Products, Inc.	311
3,800	NXP Semiconductors N.V.*	380
12,700	QUALCOMM, Inc.	873
11,250	Texas Instruments, Inc.	797
		3,250
	Systems Software (1.7%)
67,400	Microsoft Corp.	4,039
65,700	Oracle Corp.	2,524
		6,563
	Technology Hardware, Storage, & Peripherals (1.7%)
38,960	Apple, Inc.	4,423
21,800	Hewlett Packard Enterprise Co.	490
67,950	HP, Inc.	985
11,000	Western Digital Corp.	643
		6,541
	Total Information Technology	32,955
	Materials (0.5%)
	Diversified Chemicals (0.3%)
23,400	Dow Chemical Co.	1,259
	Gold (0.1%)
19,672	Hycroft Mining Corp.*(a),(i)	20

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
7,800	Newmont Mining Corp.	$289
		309
	Specialty Chemicals (0.1%)
2,000	Ecolab, Inc.	228
	Total Materials	1,796
	Real Estate (0.3%)
	REITs - Office (0.1%)
2,200	Boston Properties, Inc.	265
	REITs - Retail (0.1%)
2,600	Simon Property Group, Inc.	484
	REITs - Specialized (0.1%)
1,050	Public Storage	224
	Total Real Estate	973
	Telecommunication Services (1.1%)
	Integrated Telecommunication Services (0.9%)
66,050	AT&T;, Inc.	2,430
20,600	Verizon Communications, Inc.	991
		3,421
	Wireless Telecommunication Services (0.2%)
32,500	Vodafone Group plc ADR	905
	Total Telecommunication Services	4,326
	Utilities (1.3%)
	Electric Utilities (1.2%)
16,200	American Electric Power Co., Inc.	1,050
15,500	Duke Energy Corp.	1,240
15,700	Edison International	1,154
5,400	NextEra Energy, Inc.	691
12,250	PPL Corp.	421
		4,556
	Multi-Utilities (0.1%)
3,100	Sempra Energy	332
	Total Utilities	4,888
	Total Common Stocks (cost: $122,530)	142,357
	PREFERRED STOCKS (1.2%)
	Consumer Staples (0.6%)
	Agricultural Products (0.6%)
40,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	1,251
10,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)	1,065
		2,316
	Total Consumer Staples	2,316
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.1%)
800	Chesapeake Energy Corp., 5.75%, perpetual*(b)	395
	Financials (0.3%)
	Life & Health Insurance (0.2%)
28,000	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	633

5 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Regional Banks (0.1%)
500	M&T; Bank Corp., 6.38%, cumulative redeemable, perpetual	$526
	Reinsurance (0.0%)
500	American Overseas Group Ltd., 7.50%, non-cumulative*(a),(i)	100
	Total Financials	1,259
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
20,000	Qwest Corp., 6.50%	511
	Total Preferred Stocks (cost: $4,677)	4,481

EXCHANGE-TRADED FUNDS (32.3%)

Domestic Exchange-Traded Funds (2.9%)

50,000	Powershares S&P; Midcap Low Volatility Portfolio	1,912
50,000	Powershares S&P; Smallcap Low Volatility Portfolio	1,893
15,000	Vanguard Mid-Cap ETF	1,882
39,000	Vanguard REIT ETF	3,189
20,000	Vanguard Small-Cap Value ETF	2,149
	Total Domestic Exchange-Traded Funds	11,025
	Fixed-Income Exchange-Traded Funds (2.0%)
20,000	iShares iBoxx $ High Yield Corporate Bond ETF	1,720
50,000	Vanguard Short-Term Corporate Bond ETF	4,016
25,000	Vanguard Total Bond Market ETF	2,080
	Total Fixed-Income Exchange-Traded Funds	7,816
	International Exchange-Traded Funds (27.4%)
356,000	iShares Core MSCI EAFE ETF	19,167
393,824	iShares Core MSCI Emerging Markets ETF	17,777
16,000	iShares Edge MSCI Minimum Volatility EAFE ETF	1,028
305,771	iShares MSCI EAFE ETF	17,679
384,976	iShares MSCI Germany ETF	9,975
100,000	iShares MSCI Pacific ex Japan ETF	4,103
155,000	PowerShares FTSE RAFI Emerging Markets Portfolio	2,908
205,300	Schwab Fundamental International Large Co. Index ETF	5,151
600,000	Vanguard FTSE Developed Markets ETF	21,906
125,000	Vanguard FTSE Emerging Markets ETF	4,719
20,334	WisdomTree Emerging Markets SmallCap Dividend Fund	835
36,637	WisdomTree India Earnings Fund	796
	Total International Exchange-Traded Funds	106,044
	Total Exchange-Traded Funds (cost: $124,543)	124,885
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.4%)
	Exchange-Traded Funds (0.4%)
25,000 United States Commodity Index Fund *		1,050
25,000 VanEck Vectors Gold Miners		613
	Total Exchange-Traded Funds	1,663
	Total Precious Metal and Commodity-Related Securities (cost: $1,679)	1,663
	Total Equity Securities (cost: $253,429)	273,386

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (21.6%)

CORPORATE OBLIGATIONS (5.8%)

Consumer Staples (0.1%)

Food Retail (0.1%)

$ 300 BI-LO, LLC & BI-LO Finance Corp. (b) 9.25% 2/15/2019 $ 262

Energy (0.9%)

Oil & Gas Drilling (0.0%)

782	Schahin II Finance Co. SPV Ltd. (b),(c)	5.88	9/25/2023	106
	Oil & Gas Exploration & Production (0.1%)
500	Newfield Exploration Co.	5.38	1/01/2026	516
	Oil & Gas Storage & Transportation (0.8%)
1,000	Enbridge Energy Partners, LP	8.05	10/01/2077	911
1,000	Energy Transfer Partners, LP	3.77 (d)	11/01/2066	700
1,000	Enterprise Products Operating, LLC	7.00	6/01/2067	850
500	Enterprise TE Partners	7.00	6/01/2067	419
				2,880
	Total Energy			3,502
	Financials (4.0%)
	Asset Management & Custody Banks (0.3%)
350	Ares Capital Corp.	3.63	1/19/2022	350
900	Prospect Capital Corp.	5.00	7/15/2019	914
				1,264
	Life & Health Insurance (0.7%)
800	Lincoln National Corp.	3.16 (d)	5/17/2066	653
200	Lincoln National Corp.	6.05 (d)	4/20/2067	157
1,000	Prudential Financial, Inc.	5.63	6/15/2043	1,076
1,000	StanCorp Financial Group, Inc.	6.90	6/01/2067	812
				2,698
	Multi-Line Insurance (0.5%)
1,000	Glen Meadow Pass-Through Trust (b)	6.51 (d)	2/12/2067	790
1,000	Nationwide Mutual Insurance Co. (b)	3.14 (d)	12/15/2024	986
				1,776
	Property & Casualty Insurance (1.6%)
1,000	Allstate Corp.	5.75	8/15/2053	1,075
1,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	1,049
1,000	HSB Group, Inc.	1.79 (d)	7/15/2027	746
750	Ironshore Holdings, Inc. (b)	8.50	5/15/2020	849
1,300	Oil Insurance Ltd. (b)	3.82 (d)	-(e)	1,047
500	Progressive Corp.	6.70	6/15/2067	495
1,000	Travelers Companies, Inc.	6.25 (d)	3/15/2067	1,000
				6,261
	Regional Banks (0.8%)
500	Compass Bank	3.88	4/10/2025	487
1,000	Cullen/Frost Capital Trust II	2.39 (d)	3/01/2034	866
1,000	Manufacturers & Traders Trust Co.	5.63 (d)	12/01/2021	985
1,000	SunTrust Capital I	1.49 (d)	5/15/2027	862
				3,200
	Reinsurance (0.1%)
500	Alterra USA Holdings Ltd. (b)	7.20	4/14/2017	509

7 | USAA First Start Growth Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Total Financials			$15,708

Health Care (0.1%)

Health Care Facilities (0.1%)

$ 300 Community Health Systems, Inc. 6.88% 2/01/2022 230

Utilities (0.7%)

Electric Utilities (0.5%)

983	NextEra Energy Capital Holdings, Inc.	6.65	6/15/2067	887
1,000	PPL Capital Funding, Inc.	6.70 (d)	3/30/2067	898
				1,785
	Multi-Utilities (0.2%)
975	WEC Energy Group, Inc.	6.25	5/15/2067	858
	Total Utilities			2,643
	Total Corporate Obligations (cost: $22,365)			22,345
	EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
250	QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	283
	Materials (0.5%)
	Commodity Chemicals (0.3%)
1,000	Braskem Finance Ltd.	6.45	2/03/2024	1,063
	Gold (0.2%)
1,000	Kinross Gold Corp.	5.95	3/15/2024	1,055
	Total Materials			2,118
	Total Eurodollar and Yankee Obligations (cost: $2,261)			2,401
	ASSET-BACKED SECURITIES (0.0%)
	Financials (0.0%)
	Asset-Backed Financing (0.0%)
200	Navient Student Loan Trust (cost: $172)	2.03 (d)	8/25/2050	172
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
	Financials (0.2%)
833	Structured Asset Mortgage Investments, Inc.
	(cost: $785)	1.03 (d)	7/19/2035	769
	COMMERCIAL MORTGAGE SECURITIES (2.1%)
	Financials (2.1%)
	Commercial Mortgage-Backed Securities (2.0%)
68	Banc of America Commercial Mortgage, Inc.	5.67	5/10/2045	68
500	Banc of America Commercial Mortgage, Inc.	6.27	2/10/2051	498
1,000	Bear Stearns Commercial Mortgage Securities,
	Inc. (b)	5.66	9/11/2041	975
7	Bear Stearns Commercial Mortgage Securities,
	Inc.	4.99	9/11/2042	7
150	Commercial Mortgage Trust	5.38	12/10/2046	148
900	FREMF Mortgage Trust (b)	3.00	8/25/2045	927

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$700	GE Capital Commercial Mortgage Corp.	5.00%	11/10/2045	$665
275	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	273
85	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	87
250	GMAC Commercial Mortgage Securities, Inc.	4.98	12/10/2041	256
388	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.55	12/15/2044	388
1,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.92	4/17/2045	789
900	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	903
96	Merrill Lynch Mortgage Trust	5.59	7/12/2038	95
1,000	ML-CFC Commercial Mortgage Trust	5.42	8/12/2048	1,006
500	ML-CFC Commercial Mortgage Trust	5.87	8/12/2049	496
				7,581
	Interest-Only Commercial Mortgage-Backed Securities (0.1%)
3,245	CSAIL Commercial Mortgage Trust (a)	1.00	1/15/2049	383
	Total Financials			7,964
	Total Commercial Mortgage Securities (cost: $8,046)			7,964
	U.S. GOVERNMENT AGENCY ISSUES (5.2%)(f)
	Financials (0.3%)
	Collateralized Mortgage Obligations (0.3%)
1,000	Freddie Mac (+)	3.51	4/25/2030	1,075
	Mortgage-Backed Pass-Through Securities (4.9%)
1,903	Freddie Mac (+)	3.00	4/01/2046	1,961
8,817	Freddie Mac (+)	3.00	6/01/2046	9,087
7,781	Freddie Mac (+)	3.50	4/01/2046	8,169
				19,217
	Total U.S. Government Agency Issues (cost: $20,164)			20,292
	U.S. TREASURY SECURITIES (7.7%)
	Bonds (5.3%)
9,500	3.13%, 8/15/2044			10,570
4,300	3.15%, 8/15/2044 (STRIPS Principal)(g)			2,047
2,000	3.00%, 11/15/2044			2,173
4,200	3.00%, 5/15/2045			4,560
2,300	3.16%, 5/15/2045 (STRIPS Principal)(g)			1,070
				20,420
	Notes (2.4%)
1,970	1.63%, 8/15/2022			1,987
390	1.63%, 11/15/2022			392
1,000	2.75%, 11/15/2023			1,075
800	2.38%, 8/15/2024			840
1,000	2.25%, 11/15/2024			1,040
4,000	1.63%, 2/15/2026			3,935
				9,269
	Total U.S. Treasury Securities (cost: $27,396)			29,689
	Total Bonds (cost: $81,189)			83,632

9 | USAA First Start Growth Fund

Market
Number	Value
of Shares Security	(000)

MONEY MARKET INSTRUMENTS (7.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (7.7%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (h)
29,544,797 (cost: $29,545)	$29,545
Total Investments (cost: $364,163)	$386,563
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$142,337	$	— $	20	$142,357
Preferred Stocks	—		4,381	100	4,481
Exchange-Traded Funds	125,935		—	—	125,935
Precious Metals and Commodity-Related
Securities	613		—	—	613
Bonds:
Corporate Obligations	—		22,345	—	22,345
Eurodollar and Yankee Obligations	—		2,401	—	2,401
Asset-Backed Securities	—		172	—	172
Collateralized Mortgage Obligations	—		769	—	769
Commercial Mortgage Securities	—		7,964	—	7,964
U.S. Government Agency Issues	—		20,292	—	20,292
U.S. Treasury Securities	26,572		3,117	—	29,689
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	29,545		—	—	29,545
Total	$325,002		$61,441	$120	$386,563

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common Stocks	Preferred Stocks
Balance as of July 31, 2016	$15	$125
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	5	(25)
investments

Balance as of October 31, 2016	$20	$100

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

11 | USAA First Start Growth Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges

Notes to Portfolio of Investments | 12

determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a discounted prior tender offer and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

13 | USAA First Start Growth Fund

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were

$30,949,000 and $8,549,000, respectively, resulting in net unrealized appreciation of $22,400,000 ..

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $386,710,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.0% of net assets at October 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-

Notes to Portfolio of Investments | 14

related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2016, was $503,000, which represented 0.1% of the Fund's net assets.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) At October 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(d) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2016.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

15 | USAA First Start Growth Fund

(f) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(h) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

(i) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $120,000, which represented less than 0.1% of the Fund's net assets.

* Non-income-producing security.

Notes to Portfolio of Investments | 16

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA GROWTH FUND

OCTOBER 31, 2016

(Form N-Q)

48450 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.5%)

COMMON STOCKS (98.5%)

Consumer Discretionary (15.8%)

Advertising (0.7%)

701,844	Interpublic Group of Companies, Inc.	$15,714
	Apparel Retail (1.4%)
222,025	Foot Locker, Inc.	14,824
229,192	Ross Stores, Inc.	14,334
		29,158
	Automotive Retail (1.4%)
19,307	AutoZone, Inc.*	14,329
54,889	O'Reilly Automotive, Inc.*	14,515
		28,844
	Broadcasting (1.3%)
527,733	Discovery Communications, Inc. "A"*	13,779
218,489	Scripps Networks Interactive "A"	14,062
		27,841
	General Merchandise Stores (1.1%)
177,295	Dollar General Corp.	12,249
166,535	Target Corp.	11,446
		23,695
	Home Improvement Retail (1.3%)
114,646	Home Depot, Inc.	13,988
188,413	Lowe's Companies, Inc.	12,558
		26,546
	Hotels, Resorts & Cruise Lines (1.9%)
275,307	Carnival Corp.	13,518
205,506	Marriott International, Inc. "A"	14,118
151,495	Royal Caribbean Cruises Ltd.	11,645
		39,281
	Internet Retail (4.5%)
121,347	Amazon.com, Inc.*	95,842
	Restaurants (2.2%)
210,887	Darden Restaurants, Inc.	13,664
392,270	Yum! Brands, Inc.	33,845
		47,509
	Total Consumer Discretionary	334,430
	Consumer Staples (10.2%)
	Drug Retail (0.6%)
150,247	CVS Health Corp.	12,636

1 | USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Food Retail (0.5%)
318,999	Kroger Co.	$9,883
	Household Products (2.2%)
533,833	Procter & Gamble Co.	46,337
	Packaged Foods & Meat (2.2%)
3,347,991	Danone ADR	46,570
	Soft Drinks (4.7%)
1,067,291	Coca-Cola Co.	45,253
370,900	Monster Beverage Corp.*	53,536
		98,789
	Total Consumer Staples	214,215
	Energy (1.6%)
	Oil & Gas Equipment & Services (1.6%)
421,548	Schlumberger Ltd.	32,978
	Financials (5.6%)
	Asset Management & Custody Banks (1.7%)
815,030	SEI Investments Co.	36,130
	Consumer Finance (1.4%)
436,043	American Express Co.	28,962
	Investment Banking & Brokerage (0.8%)
469,369	Charles Schwab Corp.	14,879
79,494	Greenhill & Co., Inc.	1,864
		16,743
	Life & Health Insurance (0.7%)
169,194	Prudential Financial, Inc.	14,346
	Specialized Finance (1.0%)
140,829	FactSet Research Systems, Inc.	21,789
	Total Financials	117,970
	Health Care (15.2%)
	Biotechnology (4.2%)
267,846	Amgen, Inc.	37,809
54,900	Biogen, Inc.*	15,382
148,644	Gilead Sciences, Inc.	10,945
71,440	Regeneron Pharmaceuticals, Inc.*	24,648
		88,784
	Health Care Distributors (0.9%)
172,267	Cardinal Health, Inc.	11,833
64,923	McKesson Corp.	8,256
		20,089
	Health Care Equipment (2.2%)
407,871	Hologic, Inc.*	14,688
354,162	Varian Medical Systems, Inc.*	32,133
		46,821
	Health Care Services (0.6%)
174,023	Express Scripts Holding Co.*	11,729
	Health Care Technology (1.6%)
564,178	Cerner Corp.*	33,049
	Managed Health Care (1.7%)
125,074	Aetna, Inc.	13,427

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
92,895	Anthem, Inc.	$11,320
93,924	Cigna Corp.	11,161
		35,908
	Pharmaceuticals (4.0%)
308,030	Merck & Co., Inc.	18,087
369,190	Novartis AG ADR	26,220
1,115,772	Novo Nordisk A/S ADR	39,655
		83,962
	Total Health Care	320,342
	Industrials (10.8%)
	Aerospace & Defense (0.7%)
110,072	Boeing Co.	15,678
	Agricultural & Farm Machinery (1.4%)
332,965	Deere & Co.	29,401
	Air Freight & Logistics (4.3%)
782,628	Expeditors International of Washington, Inc.	40,282
468,299	United Parcel Service, Inc. "B"	50,464
		90,746
	Airlines (1.2%)
171,730	Alaska Air Group, Inc.	12,402
308,081	Southwest Airlines Co.	12,339
		24,741
	Building Products (0.6%)
388,523	Masco Corp.	11,998
	Construction Machinery & Heavy Trucks (0.6%)
103,811	Cummins, Inc.	13,269
	Electrical Components & Equipment (0.7%)
126,181	Rockwell Automation, Inc.	15,106
	Industrial Machinery (1.3%)
117,164	Illinois Tool Works, Inc.	13,306
116,524	Stanley Black & Decker, Inc.	13,265
		26,571
	Total Industrials	227,510
	Information Technology (38.6%)
	Application Software (3.1%)
519,459	Autodesk, Inc.*	37,546
161,215	Citrix Systems, Inc.*	13,671
243,903	Synopsys, Inc.*	14,466
		65,683
	Communications Equipment (4.5%)
2,205,622	Cisco Systems, Inc.	67,668
111,899	F5 Networks, Inc.*	15,466
475,956	Juniper Networks, Inc.	12,537
		95,671
	Data Processing & Outsourced Services (4.5%)
127,082	Automatic Data Processing, Inc.	11,064
326,733	Total System Services, Inc.	16,297
810,614	Visa, Inc. "A"	66,884
		94,245
	Home Entertainment Software (0.7%)
197,366	Electronic Arts, Inc.*	15,497

3 | USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Internet Software & Services (12.3%)
697,688	Alibaba Group Holding Ltd. ADR*	$70,948
66,543	Alphabet, Inc. "A"*	53,893
54,430	Alphabet, Inc. "C"*	42,702
700,378	Facebook, Inc. "A"*	91,743
		259,286
	Semiconductor Equipment (1.5%)
466,899	Applied Materials, Inc.	13,577
180,841	Lam Research Corp.	17,516
		31,093
	Semiconductors (4.8%)
88,020	Analog Devices, Inc.	5,642
911,290	QUALCOMM, Inc.	62,624
190,402	Skyworks Solutions, Inc.	14,650
247,148	Texas Instruments, Inc.	17,510
		100,426
	Systems Software (5.8%)
862,952	Microsoft Corp.	51,708
1,822,897	Oracle Corp.	70,036
		121,744
	Technology Hardware, Storage, & Peripherals (1.4%)
119,331	Apple, Inc.	13,549
292,263	Western Digital Corp.	17,080
		30,629
	Total Information Technology	814,274
	Materials (0.7%)
	Diversified Chemicals (0.7%)
287,625	Dow Chemical Co.	15,477
	Total Common Stocks	2,077,196
	Total Equity Securities (cost: $1,426,158)	2,077,196

MONEY MARKET INSTRUMENTS (1.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (a)
32,343,312 (cost: $32,344)						32,344
Total Investments (cost: $1,458,502)						$2,109,540
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$2,077,196	$		— $	— $	2,077,196
Money Market Instruments:
Government & U.S. Treasury Money
Market Funds	32,344			—	—	32,344
Total	$2,109,540	$		— $	— $	2,109,540

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

5 | USAA Growth Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 6

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $683,339,000 and $32,301,000, respectively, resulting in net unrealized appreciation of $651,038,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,110,088,000 at October 31, 2016, and, in total, may not

7 | USAA Growth Fund

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.7% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA GROWTH & INCOME FUND

OCTOBER 31, 2016

(Form N-Q)

48451 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth & Income Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.8%)

COMMON STOCKS (96.8%)

Consumer Discretionary (14.4%)

Apparel, Accessories & Luxury Goods (0.6%)

332,400	Hanesbrands, Inc.	$8,543
	Auto Parts & Equipment (0.8%)
41,107	Adient plc*	1,871
150,630	Delphi Automotive plc	9,801
		11,672
	Cable & Satellite (0.7%)
171,100	Comcast Corp. "A"	10,577
	Casinos & Gaming (2.5%)
341,610	Las Vegas Sands Corp.	19,772
658,600	MGM Resorts International*	17,236
		37,008
	Home Improvement Retail (0.9%)
115,890	Home Depot, Inc.	14,140
	Homebuilding (0.7%)
165,000	CalAtlantic Group, Inc.	5,333
3,291	NVR, Inc.*	5,012
		10,345
	Hotels, Resorts & Cruise Lines (4.3%)
184,300	Carnival Corp.	9,049
275,100	Hilton Worldwide Holdings, Inc.	6,217
782,700	Norwegian Cruise Line Holdings Ltd.*	30,423
257,300	Royal Caribbean Cruises Ltd.	19,779
		65,468
	Internet Retail (1.8%)
34,810	Amazon.com, Inc.*	27,494
	Leisure Facilities (0.3%)
304,500	SeaWorld Entertainment, Inc.	4,266
	Movies & Entertainment (1.1%)
242,100	Twenty-First Century Fox, Inc. "A"	6,360
103,600	Walt Disney Co.	9,603
		15,963
	Specialty Stores (0.7%)
73,590	Tiffany & Co.	5,403
24,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	5,840
		11,243
	Total Consumer Discretionary	216,719

1 | USAA Growth & Income Fund

Market
Number	Value
of Shares Security	(000)

Consumer Staples (7.1%)

Drug Retail (1.7%)

201,475	CVS Health Corp.	$16,944
115,860	Walgreens Boots Alliance, Inc.	9,585
		26,529
	Food Retail (0.2%)
105,000	Kroger Co.	3,253
	Household Products (0.5%)
83,215	Procter & Gamble Co.	7,223
	Hypermarkets & Super Centers (0.6%)
125,000	Wal-Mart Stores, Inc.	8,753
	Packaged Foods & Meat (1.2%)
125,000	Blue Buffalo Pet Products, Inc.*	3,140
162,500	Kraft Heinz Co.	14,454
		17,594
	Soft Drinks (1.2%)
203,500	Coca-Cola European Partners plc	7,822
98,700	PepsiCo, Inc.	10,581
		18,403
	Tobacco (1.7%)
141,400	Altria Group, Inc.	9,349
77,700	Philip Morris International, Inc.	7,494
154,726	Reynolds American, Inc.	8,522
		25,365
	Total Consumer Staples	107,120
	Energy (8.2%)
	Integrated Oil & Gas (1.9%)
272,300	BP plc ADR	9,680
93,300	Chevron Corp.	9,773
124,600	Occidental Petroleum Corp.	9,085
		28,538
	Oil & Gas Drilling (0.3%)
200,000	Patterson-UTI Energy, Inc.	4,496
	Oil & Gas Equipment & Services (1.1%)
592,200	Fairmount Santrol Holdings Inc.*	5,087
252,650	Halliburton Co.	11,622
		16,709
	Oil & Gas Exploration & Production (4.2%)
300,000	Antero Resources Corp.*	7,941
151,540	Cimarex Energy Co.	19,568
192,800	ConocoPhillips	8,377
195,000	EOG Resources, Inc.	17,632
176,600	Hess Corp.	8,472
		61,990
	Oil & Gas Refining & Marketing (0.7%)
46,400	Marathon Petroleum Corp.	2,022
107,700	Phillips 66	8,740
		10,762
	Total Energy	122,495

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (17.9%)

Asset Management & Custody Banks (2.8%)

176,640	Ameriprise Financial, Inc.	$15,613
252,500	Bank of New York Mellon Corp.	10,926
236,400	Invesco Ltd.	6,641
120,800	State Street Corp.	8,481
		41,661
	Consumer Finance (2.6%)
139,700	American Express Co.	9,279
144,400	Capital One Financial Corp.	10,691
130,800	Discover Financial Services	7,368
491,520	Navient Corp.	6,282
759,920	SLM Corp.*	5,357
		38,977
	Diversified Banks (3.7%)
1,251,300	Bank of America Corp.	20,647
268,260	Citigroup, Inc.	13,185
180,355	JPMorgan Chase & Co.	12,491
210,135	Wells Fargo & Co.	9,668
		55,991
	Insurance Brokers (0.4%)
44,600	Willis Towers Watson plc	5,615
	Investment Banking & Brokerage (2.3%)
397,900	Charles Schwab Corp.	12,613
253,600	E*Trade Financial Corp.*	7,141
430,700	Morgan Stanley	14,459
		34,213
	Multi-Line Insurance (0.6%)
154,955	American International Group, Inc.	9,561
	Multi-Sector Holdings (0.5%)
58,400	Berkshire Hathaway, Inc. "B"*	8,427
	Property & Casualty Insurance (1.6%)
100,000	Allstate Corp.	6,790
184,900	FNF Group	6,640
300,000	XL Group Ltd.	10,410
		23,840
	Regional Banks (1.7%)
142,800	Fifth Third Bancorp	3,107
948,400	KeyCorp	13,392
92,050	PNC Financial Services Group, Inc.	8,800
		25,299
	Specialized Finance (1.2%)
177,070	CME Group, Inc.	17,725
	Thrifts & Mortgage Finance (0.5%)
578,700	New York Community Bancorp, Inc.	8,310
	Total Financials	269,619
	Health Care (10.2%)
	Biotechnology (0.8%)
58,280	Amgen, Inc.	8,227
15,284	Biogen, Inc.*	4,282
		12,509

3 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
	Health Care Distributors (0.7%)
58,000	Cardinal Health, Inc.	$3,984
45,000	McKesson Corp.	5,723
		9,707
	Health Care Equipment (1.9%)
536,000	Hologic, Inc.*	19,301
112,900	Medtronic plc	9,260
		28,561
	Health Care Services (0.5%)
119,900	Express Scripts Holding Co.*	8,081
	Managed Health Care (2.1%)
56,728	Anthem, Inc.	6,913
59,360	Cigna Corp.	7,054
128,200	UnitedHealth Group, Inc.	18,118
		32,085
	Pharmaceuticals (4.2%)
50,615	Allergan plc*	10,576
57,300	Bayer AG ADR	5,685
152,300	Johnson & Johnson	17,665
105,775	Merck & Co., Inc.	6,211
306,082	Pfizer, Inc.	9,706
147,400	Sanofi ADR	5,733
164,000	Teva Pharmaceutical Industries Ltd. ADR	7,009
		62,585
	Total Health Care	153,528
	Industrials (16.1%)
	Aerospace & Defense (4.4%)
65,360	Boeing Co.	9,309
37,400	General Dynamics Corp.	5,638
54,900	Raytheon Co.	7,500
447,100	Spirit AeroSystems Holdings, Inc. "A"*	22,516
42,580	TransDigm Group, Inc.	11,601
90,105	United Technologies Corp.	9,209
		65,773
	Agricultural & Farm Machinery (0.4%)
66,000	Deere & Co.	5,828
	Air Freight & Logistics (0.7%)
62,055	FedEx Corp.	10,817
	Airlines (1.9%)
287,625	Southwest Airlines Co.	11,519
293,380	United Continental Holdings, Inc.*	16,497
		28,016
	Building Products (1.6%)
411,075	Johnson Controls International plc	16,575
169,400	Owens Corning, Inc.	8,263
		24,838
	Construction & Engineering (0.3%)
286,500	KBR, Inc.	4,243
	Electrical Components & Equipment (0.3%)
82,972	Eaton Corp. plc	5,291
	Environmental & Facilities Services (0.7%)
186,700	Republic Services, Inc.	9,826

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Industrial Conglomerates (1.2%)
165,556	General Electric Co.	$4,818
119,430	Honeywell International, Inc.	13,099
		17,917
	Industrial Machinery (1.4%)
100,000	Illinois Tool Works, Inc.	11,357
81,300	Stanley Black & Decker, Inc.	9,255
		20,612
	Railroads (2.8%)
218,500	Canadian Pacific Railway Ltd.	31,237
120,790	Kansas City Southern	10,600
		41,837
	Research & Consulting Services (0.4%)
151,000	Nielsen Holdings plc	6,798
	Total Industrials	241,796
	Information Technology (18.1%)
	Application Software (1.4%)
122,200	Adobe Systems, Inc.*	13,138
90,000	Citrix Systems, Inc.*	7,632
		20,770
	Communications Equipment (0.8%)
443,600	Juniper Networks, Inc.	11,684
	Data Processing & Outsourced Services (1.1%)
195,960	Visa, Inc. "A"	16,169
	Internet Software & Services (3.8%)
31,416	Alphabet, Inc. "A"*	25,444
245,100	Facebook, Inc. "A"*	32,106
		57,550
	Semiconductor Equipment (1.4%)
524,500	Applied Materials, Inc.	15,253
55,000	Lam Research Corp.	5,327
32,650	Versum Materials, Inc.*	741
		21,321
	Semiconductors (5.1%)
106,672	Broadcom Ltd.	18,164
420,300	Intel Corp.	14,656
143,200	Microchip Technology, Inc.	8,671
175,245	NXP Semiconductors N.V.*	17,524
129,900	QUALCOMM, Inc.	8,927
119,100	Texas Instruments, Inc.	8,438
		76,380
	Systems Software (3.0%)
489,835	Microsoft Corp.	29,351
430,865	Oracle Corp.	16,554
		45,905
	Technology Hardware, Storage, & Peripherals (1.5%)
198,850	Apple, Inc.	22,577
	Total Information Technology	272,356
	Materials (3.9%)
	Commodity Chemicals (0.5%)
1,988	Advansix, Inc.*	32

5 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
94,300	LyondellBasell Industries N.V. "A"	$7,501
		7,533
	Construction Materials (1.8%)
293,300	CRH plc ADR	9,473
156,190	Vulcan Materials Co.	17,681
		27,154
	Fertilizers & Agricultural Chemicals (0.6%)
188,400	FMC Corp.	8,834
	Industrial Gases (0.6%)
65,300	Air Products & Chemicals, Inc.	8,713
	Specialty Chemicals (0.4%)
89,000	Celanese Corp. "A"	6,490
	Total Materials	58,724
	Telecommunication Services (0.9%)
	Integrated Telecommunication Services (0.4%)
143,940	Verizon Communications, Inc.	6,923
	Wireless Telecommunication Services (0.5%)
142,500	T-Mobile US, Inc.*	7,087
	Total Telecommunication Services	14,010
	Total Common Stocks	1,456,367
	Total Equity Securities (cost: $1,146,725)	1,456,367

MONEY MARKET INSTRUMENTS (2.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.1%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (a)
31,442,917 (cost: $31,443)	31,443
Total Investments (cost: $1,178,168)	$1,487,810
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,456,367	$	— $	— $	1,456,367
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	31,443		—	—	31,443
Total	$1,487,810	$	— $	— $	1,487,810

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth

& Income Fund Institutional Shares (Institutional Shares), and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7 | USAA Growth & Income Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

9 | USAA Growth & Income Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $342,674,000 and $33,032,000, respectively, resulting in net unrealized appreciation of $309,642,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,504,682,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.8% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA HIGH INCOME FUND

OCTOBER 31, 2016

(Form N-Q)

48448 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA High Income Fund

October 31, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (85.9%)

CORPORATE OBLIGATIONS (62.4%)

Consumer Discretionary (10.6%)

Advertising (1.2%)

$1,000	Acosta, Inc. (a)	7.75%	10/01/2022	$863
1,000	Advantage Sales & Marketing, Inc. (b)	7.50	7/25/2022	948
5,000	Checkout Holding Corp. (b)	7.75	4/11/2022	3,625
21,000	Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	19,950
				25,386
	Apparel Retail (0.8%)
10,000	L Brands, Inc.	6.95	3/01/2033	10,375
2,500	L Brands, Inc.	6.75	7/01/2036	2,666
2,362	L Brands, Inc.	7.60	7/15/2037	2,486
3,000	The Men's Wearhouse, Inc.	7.00	7/01/2022	2,783
				18,310
	Auto Parts & Equipment (0.2%)
1,500	Midas Intermediate Holdco II, LLC & Midas
	Intermediate Holdco II Finance, Inc. (a)	7.88	10/01/2022	1,534
3,000	TI Group Automotive Systems, LLC (a)	8.75	7/15/2023	3,202
				4,736
	Broadcasting (0.2%)
2,240	iHeartCommunications, Inc. (b)	7.28	1/30/2019	1,704
4,310	iHeartCommunications, Inc. (b)	8.03	7/30/2019	3,272
				4,976
	Cable & Satellite (2.8%)
5,000	Cablevision Systems Corp.	8.00	4/15/2020	5,312
5,000	CCO Holdings, LLC & CCO Holdings Capital
	Corp.	6.63	1/31/2022	5,219
5,000	CCO Holdings, LLC & CCO Holdings Capital
	Corp.	5.75	1/15/2024	5,300
5,000	CCO Holdings, LLC & CCO Holdings Capital
	Corp. (a)	5.75	2/15/2026	5,222
5,500	CCO Holdings, LLC & CCO Holdings Capital
	Corp. (a)	5.50	5/01/2026	5,648
5,000	CSC Holdings, LLC (a)	10.13	1/15/2023	5,650
25,000	CSC Holdings, LLC (a)	10.88	10/15/2025	28,812
				61,163
	Casinos & Gaming (1.7%)
9,725	Caesar's Entertainment Resort Properties, LLC
	(b)	7.00	10/11/2020	9,798
2,000	Eldorado Resorts, Inc.	7.00	8/01/2023	2,135
7,500	Golden Nugget, Inc. (a)	8.50	12/01/2021	7,912
2,472	Inn of the Mountain Gods Resort & Casino (a)	9.25	11/30/2020	2,237
2,000	Isle of Capri Casinos	8.88	6/15/2020	2,118

1 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,000	MGM Resorts International	8.63%	2/01/2019	$7,888
2,000	Scientific Games International, Inc. (a)	7.00	1/01/2022	2,137
3,000	Scientific Games International, Inc.	10.00	12/01/2022	2,790
				37,015
	Department Stores (0.3%)
3,000	Neiman Marcus Group Ltd. (a)	8.00	10/15/2021	2,490
4,949	Neiman Marcus Group Ltd., LLC (b)	4.25	10/25/2020	4,566
				7,056
	Home Furnishings (0.1%)
3,000	Serta Simmons Holdings Llc 2nd Lien Term
	Loan (b),(c)	9.00	10/20/2024	3,029
	Homebuilding (0.5%)
2,000	Beazer Homes USA, Inc. (a)	8.75	3/15/2022	2,130
5,000	Kb Home Co.	7.63	5/15/2023	5,350
3,000	M/I Homes, Inc.	6.75	1/15/2021	3,172
				10,652
	Hotels, Resorts & Cruise Lines (0.3%)
3,000	Diamond Resorts Intl, Inc. (a)	7.75	9/01/2023	2,955
3,000	Royal Caribbean Cruises Ltd.	5.25	11/15/2022	3,296
				6,251
	Leisure Facilities (0.2%)
3,000	Clubcorp Club Operations (a)	8.25	12/15/2023	3,210
	Movies & Entertainment (0.3%)
3,000	AMC Entertainment Holdings, Inc. (a),(c)	5.88	11/15/2026	3,019
3,000	National Cinemedia, LLC (a)	5.75	8/15/2026	3,097
				6,116
	Publishing (0.1%)
2,985	Cengage Learning Acquisitions, Inc. (b)	5.25	6/07/2023	2,927
	Restaurants (0.2%)
4,000	NPC International, Inc. & NPC Operating Co.,
	Inc.	10.50	1/15/2020	4,165
	Specialized Consumer Services (0.2%)
4,889	Weight Watchers International, Inc. (b)	4.07	4/02/2020	3,736
	Specialty Stores (1.5%)
7,000	Guitar Center, Inc. (a)	6.50	4/15/2019	6,318
2,000	Guitar Center, Inc. (a)	9.63	4/15/2020	1,490
9,476	Toys R Us Property Co. I, LLC (b)	6.00	8/21/2019	9,144
14,750	Toys R Us Property Co. II, LLC	8.50	12/01/2017	14,787
				31,739
	Total Consumer Discretionary			230,467
	Consumer Staples (0.8%)
	Drug Retail (0.1%)
2,000	Rite Aid Corp. (a)	6.13	4/01/2023	2,117
	Food Retail (0.5%)
3,000	Albertsons Cos, LLC & Safeway, Inc. & New
	Albertson's, Inc. & Alberston's, LLC (a)	6.63	6/15/2024	3,120
10,000	BI-LO, LLC & BI-LO Finance Corp. (a)	9.25	2/15/2019	8,725
				11,845
	Packaged Foods & Meat (0.2%)
3,000	Post Holdings, Inc. (a)	8.00	7/15/2025	3,435
	Total Consumer Staples			17,397

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Energy (12.0%)

Coal & Consumable Fuels (0.1%)

$5,000	Peabody Energy Corp. (d)	6.00%		11/15/2018	$2,225
	Oil & Gas Drilling (0.6%)
10,000	Noble Holding International Ltd.	7.20		4/01/2025	8,175
1,000	Paragon Offshore plc (a),(d)	7.25		8/15/2024	205
5,212	Schahin II Finance Co. SPV Ltd. (a),(d)	5.88		9/25/2023	704
3,000	Transocean, Inc. (e)	8.13		12/15/2021	2,910
					11,994
	Oil & Gas Equipment & Services (0.6%)
3,000	Archrock Partners, LP & Archrock Partners
	Finance Corp.	6.00		4/01/2021	2,872
3,000	Basic Energy Services (d)	7.75		2/15/2019	1,418
2,000	Brand Energy & Infrastructure Service, Inc. (a)	8.50		12/01/2021	2,015
1,500	CSI Compressco, LP & CSI Compressco
	Finance, Inc.	7.25		8/15/2022	1,440
5,880	Weatherford Bermuda	5.13		9/15/2020	5,615
					13,360
	Oil & Gas Exploration & Production (3.0%)
1,500	Approach Resources, Inc.	7.00		6/15/2021	1,283
6,000	Bill Barrett Corp.	7.00		10/15/2022	5,070
3,000	BreitBurn Energy Partners, LP (d)	7.88		4/15/2022	2,025
6,162	California Resources Corp. (a)	8.00		12/15/2022	4,190
2,297	California Resources Corp.	6.00		11/15/2024	1,275
1,887	Chesapeake Energy Corp. (a)	8.00		12/15/2022	1,919
3,000	Chesapeake Energy Corp. Term Loan (b)	8.50		8/23/2021	3,219
2,000	Comstock Resources, Inc. (k)	10.00		3/15/2020	2,020
4,000	Devon Energy Corp.	5.85		12/15/2025	4,593
3,000	EP Energy, LLC & Everest Acquisition Finance,
	Inc.	7.75		9/01/2022	2,055
3,000	EV Energy Partners, LP & EV Energy Finance
	Corp. (e)	8.00		4/15/2019	2,085
3,000	Fieldwood Energy, LLC (b)	8.38		9/30/2020	1,800
1,950	Halcon Resources Corp. (a),(d)	12.00		2/15/2022	2,096
2,000	Murphy Oil Corp.	6.88		8/15/2024	2,112
5,000	Newfield Exploration Co.	5.38		1/01/2026	5,162
500	Northern Oil and Gas, Inc.	8.00		6/01/2020	383
1,000	Northern Oil and Gas, Inc.	8.00		6/01/2020	795
2,000	PDC Energy, Inc.	7.75		10/15/2022	2,135
4,200	Quicksilver Resources, Inc. (b),(d)	7.00		6/21/2019	122
3,000	Resolute Energy Corp.	8.50		5/01/2020	2,993
4,408	Rex Energy Corp., 8.00%, 10/01/2017	1.00	(f)	10/01/2020	2,391
4,000	Sandridge Energy, Inc. (g)	7.00		6/1/2020	—
7,000	Sandridge Energy, Inc. (g)	7.50		2/15/2023	—
3,000	Southwestern Energy Co.	4.10		3/15/2022	2,700
7,000	Southwestern Energy Co.	6.70		1/23/2025	6,702
2,000	Swift Energy Co. (d),(g)	7.88		3/01/2022	—
1,000	Triangle USA Petroleum Corp. (a),(d)	6.75		7/15/2022	260
3,000	Ultra Petroleum Corp. (a),(d)	6.13		10/01/2024	2,565
2,500	WPX Energy, Inc.	8.25		8/01/2023	2,713
					64,663
	Oil & Gas Refining & Marketing (0.6%)
4,000	CITGO Petroleum Corp. (a)	6.25		8/15/2022	4,110
5,000	Northern Tier Energy, LLC & Northern Tier
	Finance Corp.	7.13		11/15/2020	5,137
5,000	PBF Holding Co., LLC (a)	7.00		11/15/2023	4,650
					13,897

3 | USAA High Income Fund
Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Oil & Gas Storage & Transportation (7.1%)
$5,000	Blue Racer Midstream, LLC & Blue Racer
	Finance Corp. (a)	6.13%		11/15/2022	$4,912
10,000	Boardwalk Pipelines, LP	4.95		12/15/2024	10,418
2,000	Cheniere Corpus Christi Holdings, LLC (a)	7.00		6/30/2024	2,130
1,500	Crestwood Midstream Partners, LP	6.00		12/15/2020	1,532
15,000	DCP Midstream, LLC (a)	5.85		5/21/2043	12,825
2,500	Energy Transfer Equity, LP	7.50		10/15/2020	2,738
5,000	Energy Transfer Partners, LP	3.77	(h)	11/01/2066	3,500
12,915	Enterprise Products Operating, LLC	7.00		6/01/2067	10,978
9,000	Enterprise Products Operating, LLC	7.03		1/15/2068	9,502
3,000	Enterprise TE Partners	7.00		6/01/2067	2,513
3,000	Holly Energy Partners, LP (a)	6.00		8/01/2024	3,135
5,061	Kinder Morgan Inc.	7.80		8/01/2031	6,288
5,000	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25		2/15/2021	4,812
5,000	NGL Energy Partners, LP & NGL Energy
	Finance Corp. (a)	7.50		11/01/2023	5,037
12,000	NGPL PipeCo, LLC (a)	7.12		12/15/2017	12,600
3,000	NGPL PipeCo, LLC (a)	9.63		6/01/2019	3,165
5,000	ONEOK, Inc.	4.25		2/01/2022	4,962
3,000	Plains All American Pipeline, LP & PAA Finance
	Corp.	3.85		10/15/2023	3,047
5,000	Regency Energy Partners, LP & Regency
	Energy Finance Corp.	5.88		3/01/2022	5,606
5,000	Sabine Pass Liquefaction, LLC (a)	5.88		6/30/2026	5,407
5,000	Southern Union Co.	3.77	(h)	11/01/2066	3,462
2,000	Sunoco LP & Sunoco Finance Corp.	5.50		8/01/2020	2,033
2,000	Sunoco LP & Sunoco Finance Corp.	6.38		4/01/2023	2,055
5,000	Targa Pipeline Partners, LP & Atlas Pipeline
	Finance Corp.	6.63		10/01/2020	5,166
3,000	Targa Resources Partners, LP	6.88		2/01/2021	3,106
3,000	Targa Resources Partners, LP	5.25		5/01/2023	2,993
6,000	Tesoro Logistics, LP & Tesoro Logistics Finance
	Corp.	6.13		10/15/2021	6,281
3,000	Transcontinental Gas Pipe Line Co., LLC (a)	7.85		2/01/2026	3,811
10,000	Williams Companies, Inc.	4.55		6/24/2024	10,225
					154,239
	Total Energy				260,378
	Financials (8.0%)
	Asset Management & Custody Banks (0.5%)
10,000	Prospect Capital Corp.	5.00		7/15/2019	10,157
	Consumer Finance (1.4%)
5,000	Ally Financial, Inc.	5.75		11/20/2025	5,138
5,000	Credit Acceptance Corp.	6.13		2/15/2021	5,050
4,000	Navient Corp.	6.63		7/26/2021	4,040
15,000	Navient Corp.	7.25		1/25/2022	15,206
1,000	Navient Corp.	6.13		3/25/2024	920
					30,354
	Investment Banking & Brokerage (0.2%)
1,000	Lehman Brothers Holdings, Inc. (d)	5.75		4/25/2011	61
1,500	Lehman Brothers Treasury Co. B.V. (d)	6.88		12/29/2010	150
3,990	Russell Investments Group (b)	6.75		6/01/2023	4,017
					4,228
	Life & Health Insurance (1.5%)
3,000	American Equity Investment Life Holding Co.	6.63		7/15/2021	3,150
3,000	Forethought Financial Group (a)	8.63		4/15/2021	3,428
5,000	Lincoln National Corp.	3.16	(h)	5/17/2066	4,078
2,000	MetLife, Inc.	10.75		8/01/2069	3,275

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Prudential Financial, Inc.	5.20%	3/15/2044	$10,237
10,000	StanCorp Financial Group, Inc.	6.90	6/01/2067	8,125
				32,293
	Multi-Line Insurance (0.6%)
14,000	Genworth Holdings, Inc.	6.15 (h)	11/15/2066	6,755
8,000	Glen Meadow Pass-Through Trust (a)	6.51 (h)	2/12/2067	6,320
				13,075
	Other Diversified Financial Services (0.0%)
1,000	Washington Mutual Bank (d)	5.55	6/16/2010	216
	Property & Casualty Insurance (1.0%)
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	10,491
3,780	Hanover Insurance Group, Inc.	8.21	2/03/2027	4,498
5,400	Ironshore Holdings, Inc. (a)	8.50	5/15/2020	6,113
2,000	Zenith National Insurance Capital Trust I (a)	8.55	8/01/2028	1,970
				23,072
	Regional Banks (1.4%)
5,000	Banc of California, Inc.	5.25	4/15/2025	5,047
5,000	Bank of the Ozarks, Inc.	5.50	7/01/2026	5,250
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,180
10,409	Regions Bank	6.45	6/26/2037	12,183
1,790	Regions Financial Corp.	7.38	12/10/2037	2,257
				29,917
	Specialized Finance (0.5%)
10,000	National Rural Utilities Cooperative Finance
	Corp.	4.75	4/30/2043	10,237
	Thrifts & Mortgage Finance (0.9%)
4,000	Ocwen Financial Corp.	6.63	5/15/2019	3,820
5,000	PHH Corp.	6.38	8/15/2021	4,888
8,031	Walter Investment Management Corp. (b)	4.75	12/18/2020	7,541
5,000	Walter Investment Management Corp.	7.88	12/15/2021	3,875
				20,124
	Total Financials			173,673
	Health Care (6.1%)
	Health Care Equipment (0.4%)
4,000	Teleflex, Inc.	4.88	6/01/2026	4,110
5,000	Universal Hospital Services, Inc.	7.63	8/15/2020	4,825
				8,935
	Health Care Facilities (3.0%)
3,000	Community Health Systems, Inc.	8.00	11/15/2019	2,655
15,000	Community Health Systems, Inc.	6.88	2/01/2022	11,513
6,000	HCA, Inc.	5.25	4/15/2025	6,300
13,500	HCA, Inc.	5.88	2/15/2026	14,209
2,000	HealthSouth Corp.	5.75	9/15/2025	2,080
5,000	Kindred Healthcare, Inc.	6.38	4/15/2022	4,647
11,000 RegionalCare Hospital Partners Holdings,
	Inc. (a)	8.25	5/01/2023	11,179
14,000	Tenet Healthcare Corp.	6.75	6/15/2023	12,897
				65,480
	Health Care Supplies (0.2%)
2,930	DJO Finance, LLC. & DJO Finance Corp. (a)	8.13	6/15/2021	2,703
2,000	Halyard Health, Inc.	6.25	10/15/2022	2,057
				4,760
	Health Care Technology (0.1%)
1,000	Press Ganey Holdings, Inc. (b)	8.25	10/21/2024	1,017

5 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Managed Health Care (0.2%)
$1,500	Centene Corp.	5.63%	2/15/2021	$1,578
1,500	Centene Corp.	6.13	2/15/2024	1,601
				3,179
	Pharmaceuticals (2.2%)
15,000	Endo Finance, LLC & Endo Ltd. (a)	6.00	7/15/2023	13,125
9,000	Mallinckrodt International Finance S.A.	4.75	4/15/2023	7,886
34,000	Valeant Pharmaceuticals International, Inc. (a)	6.13	4/15/2025	26,945
				47,956
	Total Health Care			131,327
	Industrials (6.1%)
	Aerospace & Defense (0.8%)
3,000	Arconic, Inc.	5.13	10/01/2024	3,143
3,000	Constellis Holdings, LLC & Constellis Finance
	Corp. (a)	9.75	5/15/2020	3,060
15,000	Textron Financial Corp. (a)	6.00 (h)	2/15/2067	10,875
				17,078
	Airlines (2.1%)
168	America West Airlines, Inc. Pass-Through Trust	6.87	7/02/2018	170
4,151	American Airlines, Inc. Pass-Through Trust	5.63	1/15/2021	4,345
5,000	Continental Airlines, Inc. Pass-Through Trust	6.13	4/29/2018	5,256
2,130	Continental Airlines, Inc. Pass-Through Trust	6.25	10/11/2021	2,260
17,227	Hawaiian Airlines Pass-Through Trust	4.95	7/15/2023	17,292
4,521	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	4,606
5,000	US Airways Group, Inc. Pass-Through Trust	5.45	6/03/2018	5,106
1,997	US Airways Group, Inc. Pass-Through Trust (e)	9.75	4/22/2020	2,245
4,478	Virgin Australia Holdings Ltd. Pass-Through
	Trust (a)	7.13	10/23/2018	4,545
				45,825
	Commercial Printing (0.1%)
3,000	R.R. Donnelley & Sons Co.	6.00	4/01/2024	2,880
	Construction Machinery & Heavy Trucks (0.2%)
5,000	Navistar International Corp.	8.25	11/01/2021	4,919
	Electrical Components & Equipment (0.2%)
5,079	Artesyn Embedded Technologies, Inc. (a)	9.75	10/15/2020	4,520
	Industrial Conglomerates (0.3%)
5,921	General Electric Co.	5.00	-(i)	6,280
	Industrial Machinery (0.4%)
9,000	Xerium Technologies, Inc. (a)	9.50	8/15/2021	9,158
	Marine (0.1%)
4,000	Navios Maritime Holdings, Inc. & Navios
	Maritime Finance II U.S., Inc. (a)	7.38	1/15/2022	2,100
	Security & Alarm Services (0.2%)
3,000	Prime Security Services Borrower, LLC & Prime
	Finance, Inc. (a)	9.25	5/15/2023	3,195
	Trading Companies & Distributors (1.3%)
3,000	Ahern Rentals, Inc. (a)	7.38	5/15/2023	1,980
3,000	Herc Rentals, Inc. (a)	7.75	6/01/2024	3,022
2,954	ILFC E-Capital Trust I (a)	4.00 (h)	12/21/2065	2,363
16,362	ILFC E-Capital Trust II (a)	4.25 (h)	12/21/2065	13,417
4,000	United Rentals North America, Inc.	5.75	11/15/2024	4,170
3,000	United Rentals North America, Inc.	5.50	7/15/2025	3,049
				28,001

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Trucking (0.4%)
$3,000	Avis Budget Car Rental, LLC & Avis Budget
	Finance, Inc. (a)	5.13%	6/01/2022	$2,951
6,808	YRC Worldwide, Inc. (b)	8.00	2/13/2019	6,459
				9,410
	Total Industrials			133,366
	Information Technology (3.2%)
	Application Software (0.6%)
4,000	Informatica, LLC (a)	7.13	7/15/2023	3,750
9,950	Solera, LLC. (b)	5.75	3/03/2023	10,075
				13,825
	Communications Equipment (0.3%)
4,500	Avaya, Inc. (a)	7.00	4/01/2019	3,679
3,000	CommScope Technologies Finance, LLC (a)	6.00	6/15/2025	3,165
				6,844
	Data Processing & Outsourced Services (0.6%)
5,000	First Data Corp. (a)	5.38	8/15/2023	5,187
6,000	First Data Corp. (a)	7.00	12/01/2023	6,300
1,000	Kronos, Inc. (b),(c)	9.25	10/20/2024	1,034
				12,521
	Semiconductors (0.2%)
1,000	Micron Technology, Inc. (a)	7.50	9/15/2023	1,106
4,500	Micron Technology, Inc. (a)	5.63	1/15/2026	4,388
				5,494
	Systems Software (0.8%)
3,751	BMC Software Finance, Inc. (b)	5.00	9/10/2020	3,703
2,000	BMC Software Finance, Inc. (a)	8.13	7/15/2021	1,840
6,000	Sophia LP & Sophia Finance, Inc. (a)	9.00	9/30/2023	6,330
1,990	Veritas Bermuda Ltd. (b)	6.63	1/27/2023	1,859
3,000	Veritas US, Inc. & Veritas Bermuda Ltd. (a)	10.50	2/01/2024	2,820
				16,552
	Technology Hardware, Storage, & Peripherals (0.7%)
5,000	Diamond 1 Finance Corp. & Diamond 2 Finance
	Corp. (a)	5.88	6/15/2021	5,272
3,000	Western Digital Corp.	7.38	4/01/2023	3,289
5,000	Western Digital Corp.	10.50	4/01/2024	5,787
				14,348
	Total Information Technology			69,584
	Materials (3.9%)
	Aluminum (0.1%)
1,000	Alcoa Nederland Holding Co. (a)	6.75	9/30/2024	1,037
	Commodity Chemicals (0.4%)
5,000	Hexion U.S. Finance Corp.	8.88	2/01/2018	4,778
5,000	Hexion U.S. Finance Corp.	6.63	4/15/2020	4,400
				9,178
	Diversified Metals & Mining (1.3%)
5,000	Compass Minerals International, Inc. (a)	4.88	7/15/2024	4,781
7,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	6,458
20,000	Freeport-McMoRan, Inc.	5.45	3/15/2043	16,700
				27,939

7 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Fertilizers & Agricultural Chemicals (0.1%)
$3,000	CVR Partners LP & CVR Nitrogen Finance
	Corp. (a)	9.25%	6/15/2023	$2,953
	Metal & Glass Containers (0.4%)
4,712	BWAY Holding Co. (b)	5.50	8/14/2020	4,751
3,000	Bway Holding Co. (a)	9.13	8/15/2021	3,150
				7,901
	Paper Packaging (0.4%)
7,000	Sealed Air Corp. (a)	6.88	7/15/2033	7,560
	Specialty Chemicals (0.1%)
2,000	Kraton Polymers, LLC & Kraton Polymers
	Capital Corp.	10.50	4/15/2023	2,250
	Steel (1.1%)
10,456	Allegheny Ludlum Corp.	6.95	12/15/2025	9,829
8,000	Cliffs Natural Resources, Inc. (a)	8.25	3/31/2020	8,730
3,076	Fortescue Metals Group Ltd. (b)	3.75	6/30/2019	3,077
3,000	Zekelman Industries, Inc. (a)	9.88	6/15/2023	3,165
				24,801
	Total Materials			83,619
	Real Estate (0.7%)
	Real Estate Development (0.2%)
4,000	Crescent Communities, LLC (a)	8.88	10/15/2021	4,035
	REITs - Health Care (0.3%)
3,000	Care Capital Properties, LP (a)	5.13	8/15/2026	2,981
4,000	Sabra Health Care, LP & Sabra Capital Corp.	5.50	2/01/2021	4,180
				7,161
	REITs - Specialized (0.2%)
2,000	Communications Sales & Leasing, Inc.	8.25	10/15/2023	2,120
1,000	Communications Sales & Leasing, Inc. (a)	6.00	4/15/2023	1,040
				3,160
	Total Real Estate			14,356
	Telecommunication Services (7.7%)
	Alternative Carriers (0.7%)
5,000	Cogent Communications Finance, Inc. (a)	5.63	4/15/2021	5,037
5,000	Level 3 Financing, Inc.	6.13	1/15/2021	5,169
5,000	Zayo Group, LLC & Zayo Capital, Inc.	6.38	5/15/2025	5,283
				15,489
	Integrated Telecommunication Services (3.6%)
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,188
5,000	CenturyLink, Inc.	6.75	12/01/2023	5,156
2,000	Cincinnati Bell, Inc. (a)	7.00	7/15/2024	2,100
5,000	Frontier Communications Corp.	10.50	9/15/2022	5,219
20,000	Frontier Communications Corp.	11.00	9/15/2025	20,553
9,000	Frontier Communications Corp.	9.00	8/15/2031	7,875
10,000	Verizon Communications, Inc.	4.50	9/15/2020	10,880
13,000	Windstream Corp.	7.50	6/01/2022	12,350
3,000	Windstream Corp.	6.38	8/01/2023	2,670
				76,991

Portfolio of Investments | 8

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Wireless Telecommunication Services (3.4%)
$12,000	Sprint Corp.	7.00%		8/15/2020	$12,510
20,000	Sprint Corp.	7.25		9/15/2021	20,525
20,000	Sprint Corp.	7.63		2/15/2025	19,400
10,000	T-Mobile USA, Inc.	6.50		1/15/2024	10,725
10,000	T-Mobile USA, Inc.	6.00		4/15/2024	10,662
					73,822
	Total Telecommunication Services				166,302
	Utilities (3.3%)
	Electric Utilities (0.7%)
25	FPL Energy National Wind Portfolio, LLC (a)	6.13		3/25/2019	26
2,000	NextEra Energy Capital Holdings, Inc.	2.91	(h)	10/01/2066	1,721
2,000	NextEra Energy Capital Holdings, Inc.	6.65		6/15/2067	1,805
2,000	NextEra Energy Capital Holdings, Inc.	7.30		9/01/2067	2,015
10,000	PPL Capital Funding, Inc.	6.70	(h)	3/30/2067	8,973
					14,540
	Gas Utilities (0.2%)
4,000	Southern Star Central Corp. (a)	5.13		7/15/2022	4,090
	Independent Power Producers & Energy Traders (2.2%)
7,000	AES Corp.	7.38		7/01/2021	7,928
5,000	Calpine Corp.	5.75		1/15/2025	4,881
4,000	DPL, Inc.	6.75		10/01/2019	4,170
5,000	Dynegy, Inc.	7.38		11/01/2022	4,847
5,000	Dynegy, Inc.	5.88		6/01/2023	4,502
2,000	Dynegy, Inc. (a)	8.00		1/15/2025	1,935
15,000	Genon Energy, Inc.	9.88		10/15/2020	11,287
3,000	NRG Energy, Inc. (a)	7.25		5/15/2026	2,967
5,000	Talen Energy Supply, LLC	6.50		6/01/2025	4,200
					46,717
	Multi-Utilities (0.2%)
6,000	Puget Sound Energy, Inc.	6.97		6/01/2067	5,115
	Total Utilities				70,462
	Total Corporate Obligations (cost: $1,342,852)				1,350,931
	CONVERTIBLE SECURITIES (0.2%)
	Energy (0.2%)
	Oil & Gas Exploration & Production (0.2%)
3,000	Comstock Resources, Inc.	7.75		4/01/2019	2,559
904	Sandridge Energy, Inc.	0.00	(j)	10/04/2020	1,112
					3,671
	Total Energy				3,671
	Materials (0.0%)
	Gold (0.0%)
521	Hycroft Mining Corp. (k)	15.00		10/22/2020	821
	Total Convertible Securities (cost: $5,833)				4,492
	EURODOLLAR AND YANKEE OBLIGATIONS (15.8%)
	Consumer Discretionary (0.7%)
	Cable & Satellite (0.6%)
4,000	Altice Financing S.A.	7.50		5/15/2026	4,130
2,000	Altice Luxembourg S.A. (a)	7.75		5/15/2022	2,094

9 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,000	Altice Luxembourg S.A. (a)	7.63%	2/15/2025	$7,306
				13,530
	Homebuilding (0.1%)
3,000	Brookfield Residential Properties, Inc. (a)	6.38	5/15/2025	3,008
	Total Consumer Discretionary			16,538
	Consumer Staples (0.5%)
	Household Products (0.2%)
3,500	Kronos Acquisition Holdings, Inc. (a)	9.00	8/15/2023	3,605
	Packaged Foods & Meat (0.3%)
1,000	JBS Investments GmbH (a)	7.25	4/03/2024	1,015
3,000	JBS USA, LLC & JBS USA Finance, Inc. (a)	5.88	7/15/2024	3,030
3,000	Minerva Luxembourg S.A.	7.75	1/31/2023	3,169
				7,214
	Total Consumer Staples			10,819
	Energy (0.9%)
	Integrated Oil & Gas (0.3%)
5,000	Petrobras Global Finance	8.38	5/23/2021	5,544
	Oil & Gas Storage & Transportation (0.6%)
13,000	TransCanada Trust	5.63	5/20/2075	13,179
	Total Energy			18,723
	Financials (1.2%)
	Diversified Banks (0.4%)
5,000	Royal Bank of Scotland Group plc	7.64	-(i)	4,875
5,000	Royal Bank of Scotland Group plc	9.50 (h)	3/16/2022	5,134
				10,009
	Financial Exchanges & Data (0.0%)
200	Camelot Finance S.A. (a)	7.88	10/15/2024	205
	Other Diversified Financial Services (0.1%)
2,000	ING Capital Funding Trust III	4.44 (h)	-(i)	1,990
	Property & Casualty Insurance (0.7%)
10,000	QBE Capital Funding III Ltd. (a)	7.25	5/24/2041	11,337
4,000	XLIT Ltd.	6.50 (h)	-(i)	3,078
				14,415
	Total Financials			26,619
	Industrials (2.0%)
	Aerospace & Defense (0.5%)
12,000	Bombardier, Inc. (a)	7.50	3/15/2025	10,800
	Airlines (1.3%)
1,000	Air Canada (a)	7.75	4/15/2021	1,103
2,500	Air Canada Pass-Through Trust (a)	6.63	5/15/2018	2,609
5,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	5,031
9,695	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	10,168
4,755	Latam Air Pass-Through Trust	4.50	8/15/2025	4,657
5,000	Norwegian Air Pass-Through Trust (a)	7.50	5/10/2025	5,019
				28,587
	Trading Companies & Distributors (0.2%)
3,000	Ashtead Capital, Inc. (a)	6.50	7/15/2022	3,161
	Total Industrials			42,548

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (8.0%)

Commodity Chemicals (0.5%)

$10,000	Braskem Finance Ltd.	6.45%	2/03/2024	$10,625
	Construction Materials (0.5%)
1,000	CEMEX Finance, LLC (a)	9.38	10/12/2022	1,098
9,500	CEMEX SAB de C.V. (a)	7.75	4/16/2026	10,669
				11,767
	Diversified Metals & Mining (2.2%)
5,000	First Quantum Minerals Ltd. (a)	7.25	5/15/2022	4,756
10,000	Glencore Funding, LLC (a)	4.13	5/30/2023	9,939
1,000	Imperial Metals Corp. (a)	7.00	3/15/2019	945
13,000	Teck Resources Ltd.	4.75	1/15/2022	12,992
13,000	Teck Resources Ltd.	6.13	10/01/2035	13,000
5,000	Vedanta Resources plc (a)	8.25	6/07/2021	5,144
				46,776
	Gold (2.7%)
10,750	Alamos Gold, Inc. (a)	7.75	4/01/2020	11,180
10,000	Eldorado Gold Corp. (a)	6.13	12/15/2020	10,150
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,550
10,000	New Gold, Inc. (a)	6.25	11/15/2022	10,150
15,038	St. Barbara Ltd. (a)	8.88	4/15/2018	15,611
				57,641
	Metal & Glass Containers (0.6%)
2,000	Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (a)	6.25	1/31/2019	2,045
3,000	Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (a)	6.00	6/30/2021	3,090
3,000	Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (a)	7.25	5/15/2024	3,180
2,173	Reynolds Group Issuer, Inc. & Reynolds Group
	Issuer, LLC	9.88	8/15/2019	2,230
3,250	Reynolds Group Issuer, Inc. & Reynolds Group
	Issuer, LLC & Reynolds Group Issuer Lu
	(a)	7.00	7/15/2024	3,480
				14,025
	Paper Packaging (0.3%)
6,200	Smurfit Kappa Treasury Funding Ltd.	7.50	11/20/2025	7,409
	Precious Metals & Minerals (0.3%)
5,000	Fresnillo plc (a)	5.50	11/13/2023	5,481
	Steel (0.9%)
18,000	ArcelorMittal	8.00	10/15/2039	19,440
	Total Materials			173,164
	Telecommunication Services (1.0%)
	Alternative Carriers (0.1%)
3,000	Intelsat Jackson Holdings S.A.	7.25	10/15/2020	2,289
	Integrated Telecommunication Services (0.5%)
10,000	SFA Group S.A. (a)	7.38	5/01/2026	10,112
	Wireless Telecommunication Services (0.4%)
2,000	Altice Finco S.A. (a)	7.63	2/15/2025	1,988
5,000	Digicel Ltd. (a)	6.00	4/15/2021	4,498
3,000	Digicel Ltd. (a)	6.75	3/01/2023	2,707
				9,193
	Total Telecommunication Services			21,594

11 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (1.5%)

Electric Utilities (1.2%)

$5,000	EDP Finance B.V. (a)	5.25%	1/14/2021	$5,392
10,000	Electricite De France S.A. (a)	5.25	-(i)	9,937
8,975	Enel S.p.A. (a)	8.75	9/24/2073	10,496
				25,825
	Independent Power Producers & Energy Traders (0.3%)
7,000	AES Gener S.A. (a)	8.38	12/18/2073	7,455
	Total Utilities			33,280
	Total Eurodollar and Yankee Obligations (cost: $312,416)			343,285
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
	Financials (0.2%)
6,454	Countrywide Home Loans	1.49 (h)	2/25/2035	2,034
2,031	Wells Fargo Mortgage Backed Securities Trust	3.00 (h)	4/25/2035	1,925
	Total Financials			3,959
	Total Collateralized Mortgage Obligations (cost: $4,012)			3,959
	COMMERCIAL MORTGAGE SECURITIES (2.7%)
	Financials (2.7%)
	Commercial Mortgage-Backed Securities (2.7%)
6,900	Banc of America Commercial Mortgage, Inc.	5.42	10/10/2045	6,892
5,000	Banc of America Commercial Mortgage, Inc.	6.27	2/10/2051	4,976
8,610	Bear Stearns Commercial Mortgage Securities,
	Inc. (a)	5.66	9/11/2041	8,393
5,000	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.57	1/12/2045	4,824
2,997	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	2,098
15,000	Credit Suisse Commercial Mortgage Pass-
	Through Trust	0.72	2/15/2040	14,803
5,000	FHLMC Multifamily Structured Pass-Through
	Certificates	3.15	11/25/2025	5,354
4,000	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	3,803
340	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	347
4,257	Merrill Lynch Mortgage Trust	5.05	8/12/2039	4,218
4,000	Morgan Stanley Capital I Trust	5.42	3/12/2044	3,652
				59,360
	Interest-Only Commercial Mortgage-Backed Securities (0.0%)
419	Credit Suisse First Boston Corp. (l)	1.85	5/17/2040	8
	Total Financials			59,368
	Total Commercial Mortgage Securities (cost: $60,007)			59,368
	U.S. TREASURY SECURITIES (0.0%)
	Notes (0.0%)
550	2.00%, 2/15/2025 (m) (cost: $541)	2.00	2/15/2025	561
	MUNICIPAL BONDS (0.1%)
	Casinos & Gaming (0.0%)
5,245	Mashantucket (Western) Pequot Tribe (k)	7.35	7/01/2026	787

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	General Obligation (0.1%)
$1,500	Atlantic City	7.00%	3/01/2028	$1,598
	Total Municipal Bonds (cost: $4,635)			2,385
Number
of Shares
	EXCHANGE-TRADED FUNDS (4.5%)
382,550	iShares iBoxx $ High Yield Corporate Bond ETF			32,907
1,751,700	SPDR Barclays High Yield Bond ETF			63,516
	Total Exchange-Traded Funds (cost: $96,395)			96,423
	Total Bonds (cost: $1,826,691)			1,861,404
	EQUITY SECURITIES (8.4%)
	COMMON STOCKS (2.9%)
	Consumer Discretionary (0.4%)
	Auto Parts & Equipment (0.1%)
10,001	Lear Corp.			1,228
	Cable & Satellite (0.1%)
38,950	Comcast Corp. "A"			2,408
	Casinos & Gaming (0.0%)
13,500	Las Vegas Sands Corp.			781
	General Merchandise Stores (0.0%)
15,215	Target Corp.			1,046
	Home Furnishings (0.1%)
27,070	Tempur Sealy International, Inc.*			1,464
	Hotels, Resorts & Cruise Lines (0.1%)
25,400	Hyatt Hotels Corp. "A"*			1,290
	Total Consumer Discretionary			8,217
	Consumer Staples (0.1%)
	Drug Retail (0.1%)
18,400	CVS Health Corp.			1,548
	Household Products (0.0%)
11,242	Kimberly-Clark Corp.			1,286
	Total Consumer Staples			2,834
	Energy (0.2%)
	Integrated Oil & Gas (0.1%)
8,522	Chevron Corp.			893
32,263	Royal Dutch Shell plc ADR "A"			1,607
				2,500
	Oil & Gas Equipment & Services (0.0%)
88,602	DeepOcean Group Holdings AS*(g),(l)			797
	Oil & Gas Exploration & Production (0.1%)
2,772	Sabine Oil + Gas Hldgs, Inc. Common Stock*(g)			134
54,226	Sandridge Energy, Inc.*			1,249

13 | USAA High Income Fund

		Market
Number		Value
of Shares	Security	(000)
4,816	Swift Energy Co.*	$154
22,883	Thunderbird Resources Equity, Inc.*(g),(l)	23
		1,560
	Total Energy	4,857

Financials (0.7%)

Asset Management & Custody Banks (0.1%)

202,000	Prospect Capital Corp.	1,594
	Consumer Finance (0.0%)
13,639	Synchrony Financial	390
	Diversified Banks (0.1%)
18,507	JPMorgan Chase & Co.	1,282
	Life & Health Insurance (0.0%)
21,952	MetLife, Inc.	1,031
	Regional Banks (0.2%)
27,800	BB&T; Corp.	1,090
151,918	KeyCorp	2,145
193,207	Regions Financial Corp.	2,069
		5,304
	REITs - Mortgage (0.2%)
73,721	Annaly Capital Management, Inc.	764
129,100	MFA Financial, Inc.	943
180,900	Two Harbors Investment Corp.	1,507
		3,214
	Specialized Finance (0.1%)
24,700	CME Group, Inc.	2,472
	Total Financials	15,287
	Health Care (0.3%)
	Biotechnology (0.1%)
22,300	AbbVie, Inc.	1,244
	Health Care Equipment (0.0%)
3,407	Diagnostic Services Holdings, Inc.*(g),(l)	126
	Pharmaceuticals (0.2%)
16,562	Johnson & Johnson	1,921
30,900	Merck & Co., Inc.	1,815
14,607	Novartis AG ADR	1,037
		4,773
	Total Health Care	6,143
	Industrials (0.1%)
	Airlines (0.1%)
23,000	United Continental Holdings, Inc.*	1,293
	Commercial Printing (0.0%)
235	Quad Graphics, Inc.	5
	Industrial Conglomerates (0.0%)
35,316	General Electric Co.	1,028
	Total Industrials	2,326

Portfolio of Investments | 14

Market
Number	Value
of Shares Security	(000)

Information Technology (0.3%)

Data Processing & Outsourced Services (0.1%)

13,899	Automatic Data Processing, Inc.	$1,210
	Semiconductors (0.1%)
42,500	Intel Corp.	1,482
18,500	QUALCOMM, Inc.	1,271
		2,753
	Systems Software (0.1%)
33,200	Microsoft Corp.	1,990
	Total Information Technology	5,953
	Materials (0.5%)
	Commodity Chemicals (0.1%)
19,215	LyondellBasell Industries N.V. "A"	1,529
	Gold (0.2%)
245,000	Alamos Gold, Inc. "A"	1,923
107,726	AuRico Metals, Inc.*	99
56,750	Goldcorp, Inc.	863
33,650	Newmont Mining Corp.	1,246
		4,131
	Paper Products (0.1%)
54,650	Clearwater Paper Corp.*	2,902
534	Resolute Forest Products*	2
		2,904
	Specialty Chemicals (0.1%)
172,882	MPM Holdings, Inc.*	1,786
	Total Materials	10,350
	Real Estate (0.1%)
	REITs - Specialized (0.1%)
17,000	Crown Castle International Corp.	1,547
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
50,503	AT&T;, Inc.	1,858
63,000	CenturyLink, Inc.(n)	1,675
28,650	Verizon Communications, Inc. (m)	1,378
		4,911
	Total Telecommunication Services	4,911
	Total Common Stocks (cost: $68,004)	62,451
Principal
Amount
$(000)/
Shares
	PREFERRED STOCKS (5.5%)
	Consumer Staples (1.8%)
	Agricultural Products (1.8%)
400,000	CHS, Inc., 7.10%, cumulative redeemable, perpetual	11,901
200,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	6,256

15 | USAA High Income Fund

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
200,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)	$21,294
		39,451
	Total Consumer Staples	39,451

Energy (1.7%)

Oil & Gas Exploration & Production (0.1%)

3,800	Chesapeake Energy Corp., 5.75%, perpetual*(a)	1,876
	Oil & Gas Storage & Transportation (1.6%)
1,327,328	NuStar Logistics, LP, 7.63%	34,368
	Total Energy	36,244
	Financials (0.9%)
	Diversified Banks (0.4%)
36,000	ING Groep N.V., 7.20%, perpetual	934
8,000	US Bancorp, 3.50%, perpetual(e)	7,056
		7,990
	Life & Health Insurance (0.3%)
274,059	Delphi Financial Group, Inc., 7.38%, cumulative redeemable(n)	6,192
	Property & Casualty Insurance (0.1%)
$3,000	Catlin Insurance Co. Ltd., 7.25%, perpetual(a)	2,422
	Regional Banks (0.1%)
1,515	M&T; Bank Corp., 6.38%, cumulative redeemable, perpetual	1,595
	Reinsurance (0.0%)
3,000	American Overseas Group Ltd., 7.50%, non-cumulative*(g),(l)	600
	Thrifts & Mortgage Finance (0.0%)
20,000	Freddie Mac, 6.02%, perpetual*(o)	58
80,000	Freddie Mac, 8.38%, perpetual*(o)	317
		375
	Total Financials	19,174
	Real Estate (0.9%)
	REITs - Industrial (0.6%)
185,741	ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual(e)	12,131
	REITs - Residential (0.3%)
100,000	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual	6,453
	Total Real Estate	18,584
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
200,000	Qwest Corp.	5,113
	Total Preferred Stocks (cost: $116,032)	118,566

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)
	WARRANTS (0.0%)
	Energy (0.0%)
	Oil & Gas Exploration & Production (0.0%)
5,500	Comstock Resources, Inc.*(g)	$54
1,565	Sabine Oil & Gas Holdings, Inc.*(g)	—
13,764	Sandridge Energy, Inc.*	65
5,795	Sandridge Energy, Inc.*	26
8,791	Sabine Oil Gas, LLC*(g)	—
		145
	Total Energy	145
	Total Warrants (cost: $0)	145
	Total Equity Securities (cost: $184,036)	181,135
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (4.8%)

COMMERCIAL PAPER (4.5%)

Energy (0.9%)

Oil & Gas Exploration & Production (0.9%)

$10,325	Canadian Natural Resources Ltd. (a),(p)	1.20%	11/01/2016	10,325
10,000	Canadian Natural Resources Ltd. (a),(p)	1.05	11/09/2016	9,998
				20,323
	Total Energy			20,323

Industrials (1.3%)

Industrial Machinery (1.3%)

7,250	Fortive Corp. (a),(p)	0.75	11/17/2016	7,248
3,264	Pentair Finance S.A. (a),(p)	1.00	11/01/2016	3,264
10,000	Pentair Finance S.A. (a),(p)	1.20	11/04/2016	9,999
2,016	Pentair Finance S.A. (a),(p)	1.40	11/08/2016	2,015
4,666	Pentair Finance S.A. (a),(p)	1.20	11/10/2016	4,665
1,356	Pentair Finance S.A. (a),(p)	1.47	12/02/2016	1,354
				28,545
	Total Industrials			28,545

Telecommunication Services (0.2%)

Integrated Telecommunication Services (0.2%)

3,500 Bell Canada (a),(p)	0.80	11/30/2016	3,498

Utilities (2.1%)

Electric Utilities (0.7%)

14,000	Pacific Gas & Electric (a),(p)	0.63	11/02/2016	14,000
2,033	South Carolina Fuel Co., Inc. (a),(p)	0.73	11/16/2016	2,032
				16,032
	Gas Utilities (0.4%)
7,685	AGL Capital Corp. (a),(p)	0.67	11/14/2016	7,683

17 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Utilities (1.0%)
$10,533	Public Service Enterprise Group (a),(p)	0.61%	11/08/2016	$10,532
11,506	Sempra Global (a),(p)	0.73	11/08/2016	11,504
				22,036
	Total Utilities			45,751
	Total Commercial Paper			98,117
Number
of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(0.3%)
5,463,652	State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (q)			5,463
	Total Money Market Instruments (cost: $103,580)			103,580
	Total Investments (cost: $2,114,307)			$2,146,119
			Unrealized
Number of	Expiration	Contract	Appreciation/
			(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (r)

SHORT FUTURES

Equity Contracts

200 Russell 2000 Mini	12/16/2016 $	(23,786)	$856
Total Futures		$(23,786)	$856
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $	1,348,961	$1,970	$1,350,931
Convertible Securities		—	4,492	—	4,492
Eurodollar and Yankee Obligations		—	343,285	—	343,285
Collateralized Mortgage Obligations		—	3,959	—	3,959
Commercial Mortgage Securities		—	59,368	—	59,368
U.S. Treasury Securities		561	—	—	561
Municipal Bonds		—	2,385	—	2,385
Exchange-Traded Funds		96,423	—	—	96,423
Equity Securities:
Common Stocks		61,344	—	1,080	62,451
Preferred Stocks		—	117,966	600	118,566
Warrants		91	54	—	145
Money Market Instruments:
Commercial Paper		—	98,117	—	98,117
Government & U.S. Treasury Money Market
Funds		5,463	—	—	5,463
Futures (1)		856	—	—	856
Total		$164,738	$1,978,587	$3,650	$2,146,975

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Portfolio of Investments | 18

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Eurodollar and
	Corporate	Yankee	Common	Preferred
	Obligations	Obligations	Stocks	Stocks
Balance as of July 31, 2016	$1,950	$4,931	$861	$750
Purchases	-	-	3,204	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	(4,931)	-	-
Net realized gain (loss) on investments	-	-	-	-
Change in net unrealized appreciation/(depreciation)	20	-	(2,985)	(150)
of investments

Balance as of October 31, 2016	$1,970	$-	$1,080	$600

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through October 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level

3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Eurodollar and Yankee
Obligations ( I )	$-	$4,931	$(4,931)

(I) Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quote.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS **

	Fair Value at		Significant
	October 31, 2016	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Equity Securities:
Common Stocks	$946	Market	Revenue Multiple (a)	0.2x – 0.4x
		Comparables	EBITDA Multiple (a)
0.7x – 4.0x
Discount for lack
			of marketability (b)	25%
		Last Transaction Price	Transaction Price (a)	$0.99 - $9.00 (c)

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

(c) Weighted average transaction price is $5.00.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

19 | USAA High Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. Effective December 1, 2016, the Fund will offer a new class of shares, R6 Shares, which will be available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

20 | USAA High Income Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

21 | USAA High Income Fund

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt and equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 22

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are supported by discounted price derived from the use of inputs such as discounted prior tender offer or quoted prices obtained from broker- dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder

23 | USAA High Income Fund

redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were

$131,715,000 and $99,903,000, respectively, resulting in net unrealized appreciation of $31,812,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,165,482,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.6% of net assets at October 31, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-

Notes to Portfolio of Investments | 24

related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Warrants – entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

25 | USAA High Income Fund

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) At October 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $7,082,000, which included when-issued securities of $3,019,000.

(d) At October 31, 2016, the issuer was in default with respect to interest and/or principal payments.

(e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2016.

(f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(g) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,734,000, which represented 0.1% of the Fund's net assets.

(h) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2016.

(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j) Coupon is contingent upon conversion to common stock.

(k) Security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at October 31, 2016, was $1,554,000, which represented 0.1% of the Fund's net assets.

(m) Securities with a value of $1,939,000 are segregated as collateral for initial margin requirements on open futures contracts.

(n) At October 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(o) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

Notes to Portfolio of Investments | 26

(p) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(q) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

(r) The contract value of futures purchased as a percentage of Net Assets is 1.1%.

* Non-income-producing security.

27 | USAA High Income Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA INTERMEDIATE-TERM BOND FUND

OCTOBER 31, 2016

(Form N-Q)

48445 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Intermediate-Term Bond Fund

October 31, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (95.1%)

CORPORATE OBLIGATIONS (57.9%)

Consumer Discretionary (2.4%)

Auto Parts & Equipment (0.1%)

$2,000	Lear Corp.	4.75%	1/15/2023	$2,085
	Automotive Retail (0.4%)
10,302	Advance Auto Parts, Inc.	4.50	12/01/2023	11,057
5,500	CST Brands, Inc.	5.00	5/01/2023	5,803
				16,860
	Cable & Satellite (0.8%)
20,000	Charter Communications Operating, LLC (a)	4.91	7/23/2025	21,609
1,000	Comcast Corp.	6.50	1/15/2017	1,011
2,467	CSC Holdings, LLC (a),(b)	3.88	10/09/2022	2,478
2,000	CSC Holdings, LLC	5.50	4/15/2027	2,034
5,000	NBCUniversal Enterprise, Inc. (a)	1.97	4/15/2019	5,059
				32,191
	Department Stores (0.2%)
3,200	Dillard's, Inc.	7.13	8/01/2018	3,480
851	Macy's Retail Holdings, Inc.	5.90	12/01/2016	854
2,000	Macy's Retail Holdings, Inc.	7.45	7/15/2017	2,087
				6,421
	Home Furnishings (0.2%)
4,428	Serta Simmons Holdings, LLC (b)	4.25	10/01/2019	4,423
2,500	Serta Simmons Holdings, LLC (q)	4.50	10/20/2023	2,504
				6,927
	Homebuilding (0.2%)
2,000	D.R. Horton, Inc.	5.75	8/15/2023	2,234
5,000	Lennar Corp.	4.50	11/15/2019	5,294
				7,528
	Housewares & Specialties (0.2%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,970
	Restaurants (0.1%)
3,764	1011778 B.C. Unlimited Liability Co. (b)	3.75	12/10/2021	3,787
	Specialized Consumer Services (0.1%)
1,000	Service Corp. International	7.63	10/01/2018	1,107
2,000	Service Corp. International	5.38	5/15/2024	2,110
				3,217
	Specialty Stores (0.1%)
4,282	Harbor Freight Tools USA, Inc. (b)	4.14	8/19/2023	4,317

1 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	Sally Holdings, LLC / Sally Capital, Inc.	5.75%	6/01/2022	$2,090
				6,407
	Total Consumer Discretionary			93,393

Consumer Staples (2.3%)

Agricultural Products (0.2%)

5,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	5,015
2,000	Cargill, Inc. (a)	6.00	11/27/2017	2,097
				7,112
	Drug Retail (0.7%)
5,000	CVS Health Corp.	4.88	7/20/2035	5,645
8,785	CVS Pass-Through Trust (a),(k)	5.93	1/10/2034	10,353
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,534
				26,532
	Food Retail (0.0%)
1,228	Albertsons, LLC (b)	4.75	6/22/2023	1,243
	Packaged Foods & Meat (1.4%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,859
10,000	J.M. Smucker Co.	4.25	3/15/2035	10,643
15,000	Kraft Foods Group, Inc.	3.50	6/06/2022	15,859
1,799	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	1,978
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,744
10,000	Tyson Foods, Inc.	3.95	8/15/2024	10,632
				52,715
	Total Consumer Staples			87,602
	Energy (10.4%)
	Integrated Oil & Gas (0.5%)
10,000	Chevron Corp.	2.95	5/16/2026	10,215
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,451
				20,666
	Oil & Gas Drilling (0.7%)
10,000	Nabors Industries, Inc.	4.63	9/15/2021	9,906
5,000	Noble Holding International Ltd.	2.50	3/15/2017	4,992
1,000	Noble Holding International Ltd.	4.90	8/01/2020	889
3,000	Noble Holding International Ltd.	3.95	3/15/2022	2,310
5,000	Noble Holding International Ltd.	7.20	4/01/2025	4,088
5,000	Transocean, Inc. (c)	6.80	12/15/2016	5,012
				27,197
	Oil & Gas Equipment & Services (0.3%)
3,079	SEACOR Holdings, Inc.	7.38	10/01/2019	3,118
2,000	SESI, LLC	7.13	12/15/2021	1,960
2,000	Weatherford Bermuda	9.63	3/01/2019	2,140
3,180	Weatherford Bermuda	5.13	9/15/2020	3,037
				10,255
	Oil & Gas Exploration & Production (2.0%)
8,000	Anadarko Petroleum Corp.	6.38	9/15/2017	8,338
1,830	Chesapeake Energy Corp. (a)	8.00	12/15/2022	1,861
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,239
4,000	Denbury Resources, Inc.	6.38	8/15/2021	3,330
4,000	Devon Energy Corp.	5.85	12/15/2025	4,593
2,000	EQT Corp.	6.50	4/01/2018	2,093
1,000	EQT Corp.	8.13	6/01/2019	1,141
3,000	EQT Corp.	4.88	11/15/2021	3,285
7,500	Hess Corp.	4.30	4/01/2027	7,482
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,162
2,000	Noble Energy, Inc.	8.25	3/01/2019	2,277

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Pioneer Natural Resource	3.95%	7/15/2022	$5,344
1,000	Polar Tankers, Inc. (a)	5.95	5/10/2037	1,102
900	QEP Resources, Inc.	6.80	3/01/2020	933
5,000	QEP Resources, Inc.	6.88	3/01/2021	5,287
10,000	Southwestern Energy Co.	4.10	3/15/2022	9,000
2,000	Southwestern Energy Co.	6.70	1/23/2025	1,915
				74,382
	Oil & Gas Refining & Marketing (0.3%)
6,000	EnLink Midstream Partners, LP	4.15	6/01/2025	5,857
5,000	Marathon Petroleum Corp.	4.75	9/15/2044	4,438
2,000	Motiva Enterprises, LLC (a)	5.75	1/15/2020	2,202
				12,497
	Oil & Gas Storage & Transportation (6.6%)
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	15,627
250	Buckeye Partners, LP	5.13	7/01/2017	254
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,116
10,000	Buckeye Partners, LP	4.35	10/15/2024	10,441
10,000	Columbia Pipeline Group Co.	4.50	6/01/2025	10,824
3,000	DCP Midstream Operating, LP	4.95	4/01/2022	3,090
4,000	DCP Midstream Operating, LP	3.88	3/15/2023	3,910
18,000	DCP Midstream, LLC (a)	5.85	5/21/2043	15,390
9,306	Enable Oklahoma Intrastate Transmission,
	LLC (a)	6.25	3/15/2020	10,056
19,000	Enbridge Energy Partners, LP	8.05	10/01/2077	17,318
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,159
14,000	Energy Transfer Partners, LP	3.77 (d)	11/01/2066	9,800
1,000	Enterprise Products Operating, LLC	4.46 (d)	8/01/2066	953
11,800	Enterprise Products Operating, LLC	7.03	1/15/2068	12,458
5,000	EQT Midstream Partners, LP	4.00	8/01/2024	4,947
2,000	Florida Gas Transmission Co. (a)	7.90	5/15/2019	2,257
3,000	Florida Gas Transmission Co. (a)	5.45	7/15/2020	3,274
2,000	Kinder Morgan Energy Partners	6.50	4/01/2020	2,245
7,000	Kinder Morgan Energy Partners (c)	5.00	10/01/2021	7,659
1,000	Kinder Morgan, Inc.	6.50	9/15/2020	1,131
6,000	Kinder Morgan, Inc. (a)	5.00	2/15/2021	6,502
7,500	MPLX, LP	4.00	2/15/2025	7,427
12,000	NGPL Pipeco, LLC (a)	7.12	12/15/2017	12,600
2,000	NuStar Logistics, LP	8.15	4/15/2018	2,155
5,000	NuStar Logistics, LP	4.80	9/01/2020	5,088
3,000	NuStar Logistics, LP	4.75	2/01/2022	3,015
2,000	ONEOK Partners, LP	8.63	3/01/2019	2,279
5,000	ONEOK Partners, LP	4.90	3/15/2025	5,458
8,000	ONEOK, Inc.	4.25	2/01/2022	7,940
1,000	Plains All American Pipeline, LP	8.75	5/01/2019	1,156
5,000	Plains All American Pipeline, LP & PAA
	Finance Corp.	3.85	10/15/2023	5,078
1,000	Questar Pipeline Co.	5.83	2/01/2018	1,050
6,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	6,345
2,000	Southern Union Co.	3.77 (d)	11/01/2066	1,385
1,000	Spectra Energy Capital, LLC	8.00	10/01/2019	1,147
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,978
4,500	Targa Resources Partners, LP	5.00	1/15/2018	4,635
3,000	Targa Resources Partners, LP	6.88	2/01/2021	3,106
2,000	Tennessee Gas Pipeline Co.	7.00	10/15/2028	2,429
1,000	Tesoro Logistics, LP/Tesoro Logistics Finance
	Corp.	6.25	10/15/2022	1,065
3,000	Transcontinental Gas Pipe Line Co., LLC (a)	7.85	2/01/2026	3,811
5,000	Western Gas Partners, LP	5.38	6/01/2021	5,457
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,561
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,225
				253,801
	Total Energy			398,798

3 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (18.5%)

Asset Management & Custody Banks (1.2%)

$10,000	Ares Capital Corp.	4.88%	11/30/2018	$10,420
10,000	FS Investment Corp.	4.00	7/15/2019	10,124
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,032
11,400	Prospect Capital Corp.	5.00	7/15/2019	11,579
10,000	State Street Capital Trust IV	1.85 (d)	6/01/2077	8,613
				45,768
	Diversified Banks (1.6%)
2,000	Bank of America Corp.	5.75	12/01/2017	2,090
10,000	Bank of America Corp.	1.94 (d)	3/22/2018	10,087
10,000	Bank of America Corp.	4.20	8/26/2024	10,467
15,000	Citigroup, Inc.	4.40	6/10/2025	15,870
1,000	Comerica Bank	5.20	8/22/2017	1,029
2,000	JPMorgan Chase Capital XIII	1.79 (d)	9/30/2034	1,738
10,000	JPMorgan Chase Capital XXI	1.71 (d)	1/15/2087	8,412
7,500	USB Realty Corp. (a)	2.03 (d)	-(m)	6,750
5,000	Wells Fargo & Co.	3.50	3/08/2022	5,260
				61,703
	Financial Exchanges & Data (0.3%)
10,000	S&P; Global, Inc.	4.00	6/15/2025	10,744
	Investment Banking & Brokerage (0.3%)
10,000	Morgan Stanley	4.88	11/01/2022	10,998
	Life & Health Insurance (1.8%)
3,000	American Equity Investment Life Holding Co.	6.63	7/15/2021	3,150
2,000	Forethought Financial Group (a)	8.63	4/15/2021	2,285
13,018	Lincoln National Corp.	3.16 (d)	5/17/2066	10,618
5,000	MetLife Capital Trust X (a)	9.25	4/08/2068	7,295
8,000	MetLife, Inc.	6.40	12/15/2066	8,980
1,000	Ohio National Financial Services, Inc. (a)	6.38	4/30/2020	1,126
2,000	Ohio National Financial Services, Inc. (a)	6.63	5/01/2031	2,505
5,000	Primerica, Inc.	4.75	7/15/2022	5,442
3,000	Principal Financial Global Fund, LLC	1.40 (d)	1/10/2031	2,579
2,000	Prudential Financial, Inc.	6.00	12/01/2017	2,097
10,000	Prudential Financial, Inc.	5.88	9/15/2042	10,963
14,271	StanCorp Financial Group, Inc.	6.90	6/01/2067	11,595
				68,635
	Multi-Line Insurance (1.4%)
2,000	American International Group, Inc.	8.18	5/15/2068	2,684
10,000	Genworth Holdings, Inc.	6.15 (d)	11/15/2066	4,825
14,000	Glen Meadow Pass-Through Trust (a)	6.51 (d)	2/12/2067	11,060
10,000	Kemper Corp.	4.35	2/15/2025	10,171
5,000	Loews Corp.	3.75	4/01/2026	5,259
20,235	Nationwide Mutual Insurance Co. (a)	3.14 (d)	12/15/2024	19,959
				53,958
	Multi-Sector Holdings (0.4%)
5,000	Berkshire Hathaway Finance Corp.	1.30	5/15/2018	5,006
10,000	BNSF Funding Trust I	6.61	12/15/2055	11,537
				16,543
	Other Diversified Financial Services (0.1%)
5,000	Icahn Enterprises, LP	3.50	3/15/2017	5,009
	Property & Casualty Insurance (4.2%)
2,000	Allied World Assurance Holdings Ltd.	5.50	11/15/2020	2,200
5,000	Allied World Assurance Holdings Ltd.	4.35	10/29/2025	5,124
15,000	Allstate Corp.	5.75	8/15/2053	16,119
5,000	Allstate Corp. (c)	6.13	5/15/2067	4,938

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,500	AmTrust Financial Services, Inc.	6.13%	8/15/2023	$7,868
1,535	Assured Guaranty U.S. Holdings, Inc.	7.00	6/01/2034	1,772
1,000	Assured Guaranty U.S. Holdings, Inc.	6.40 (d)	12/15/2066	728
22,000	Chubb Corp.	6.38(d)	3/29/2067	20,790
5,000	Hanover Insurance Group, Inc.	4.50	4/15/2026	5,199
9,760	Ironshore Holdings, Inc. (a)	8.50	5/15/2020	11,049
4,000	Markel Corp.	3.63	3/30/2023	4,100
5,000	Navigators Group, Inc.	5.75	10/15/2023	5,504
15,000	Oil Insurance Ltd. (a)	3.82 (d)	-(m)	12,075
6,000	Old Republic International Corp.	3.88	8/26/2026	5,893
10,025	OneBeacon U.S. Holdings, Inc.	4.60	11/09/2022	10,055
10,000	ProAssurance Corp.	5.30	11/15/2023	10,602
20,010	Progressive Corp.	6.70	6/15/2067	19,810
5,000	RLI Corp.	4.88	9/15/2023	5,315
5,000	Sirius International Group (a)	6.38	3/20/2017	5,065
5,000	Travelers Companies, Inc. (c)	6.25 (d)	3/15/2067	5,000
				159,206
	Regional Banks (6.5%)
10,000	Associated Banc-Corp.	4.25	1/15/2025	10,364
10,000	Banc of California, Inc.	5.25	4/15/2025	10,093
10,000	Bank of the Ozarks, Inc.	5.50	7/01/2026	10,500
5,000	BankUnited, Inc.	4.88	11/17/2025	5,095
15,000	Citizens Financial Group, Inc. (a)	4.15	9/28/2022	15,474
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,496
4,750	CoBiz Financial, Inc.	5.63	6/25/2030	5,082
6,035	Compass Bank	6.40	10/01/2017	6,268
2,000	Cullen/Frost Bankers, Inc.	1.35 (d)	2/15/2017	2,000
10,000	Cullen/Frost Capital Trust II	2.39 (d)	3/01/2034	8,664
10,000	Eagle Bancorp, Inc.	5.00	8/01/2026	10,375
10,000	Fifth Third Bank	3.85	3/15/2026	10,531
5,000	First Financial Bancorp	5.13	8/25/2025	5,049
1,000	First Maryland Capital Trust I	1.88 (d)	1/15/2027	859
5,000	First Midwest Bancorp	5.88	9/29/2026	5,179
10,000	First Niagara Financial Group, Inc. (c)	7.25	12/15/2021	12,223
5,000	FirstMerit Bank, N.A.	4.27	11/25/2026	5,191
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,225
1,000	Hancock Holding Co.	5.88	4/01/2017	1,013
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,000
10,000	Huntington Bancshares, Inc.	3.15	3/14/2021	10,329
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,343
10,000	Key Bank, N.A.	3.40	5/20/2026	10,162
750	KeyCorp Capital II	6.88	3/17/2029	836
5,000	LegacyTexas Financial Group	5.50	12/01/2025	5,063
16,000	Manufacturers & Traders Trust Co.	5.63 (d)	12/01/2021	15,757
5,000	MUFG Americas Holdings Corp.	3.50	6/18/2022	5,252
10,000	People's United Bank	4.00	7/15/2024	10,188
10,000	People's United Financial, Inc.	3.65	12/06/2022	10,270
5,000	Sterling National Bank	5.25	4/01/2026	5,075
5,000	SunTrust Capital I	1.49 (d)	5/15/2027	4,313
5,000	TCF National Bank	4.60	2/27/2025	5,098
5,000	Webster Financial Corp.	4.38	2/15/2024	5,135
1,000	Wilmington Trust Corp.	8.50	4/02/2018	1,092
3,500	Wintrust Financial Corp.	5.00	6/13/2024	3,587
				247,181
	Reinsurance (0.4%)
5,000	Alleghany Corp.	5.63	9/15/2020	5,528
6,259	Alterra USA Holdings Ltd. (a)	7.20	4/14/2017	6,373
5,000	Platinum Underwriters Finance, Inc.	7.50	6/01/2017	5,170
				17,071

5 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Thrifts & Mortgage Finance (0.3%)

$10,000 EverBank Financial Corp.	5.75%	7/02/2025	$10,511
Total Financials			707,327

Health Care (2.2%)

Biotechnology (0.2%)

5,000	Baxalta, Inc.	4.00	6/23/2025	5,243
	Health Care Equipment (0.2%)
9,000	CR Bard, Inc.	3.00	5/15/2026	9,029
	Health Care Facilities (0.3%)
10,000	HCA, Inc.	4.50	2/15/2027	9,900
2,000	HealthSouth Corp.	5.75	11/01/2024	2,073
				11,973
	Health Care Services (0.3%)
10,000	Express Scripts Holding Co.	3.00	7/15/2023	9,960
	Managed Health Care (0.1%)
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,147
	Pharmaceuticals (1.1%)
10,000	Actavis Funding SCS	3.80	3/15/2025	10,396
5,000	Mallinckrodt International Finance S.A.	4.75	4/15/2023	4,381
5,000	Mylan N.V. (a)	3.75	12/15/2020	5,226
5,000	Mylan N.V. (a)	3.95	6/15/2026	4,997
1,000	Pfizer, Inc.	6.05	3/30/2017	1,021
15,000	Zoetis, Inc.	3.25	2/01/2023	15,349
				41,370
	Total Health Care			82,722
	Industrials (5.9%)
	Aerospace & Defense (1.2%)
10,000	Arconic, Inc.	5.40	4/15/2021	10,690
10,000	L-3 Communications Corp.	5.20	10/15/2019	10,910
15,000	Lockheed Martin Corp.	3.60	3/01/2035	15,063
5,000	Spirit AeroSystems, Inc.	3.85	6/15/2026	5,114
5,000	United Technologies Corp.	3.10	6/01/2022	5,291
				47,068
	Agricultural & Farm Machinery (0.4%)
5,000	CNH Industrial Capital, LLC	3.88	7/16/2018	5,056
10,000	CNH Industrial Capital, LLC	3.38	7/15/2019	10,144
				15,200
	Air Freight & Logistics (0.3%)
10,000	FedEx Corp.	3.90	2/01/2035	9,967
	Airlines (1.5%)
42	America West Airlines, Inc. Pass-Through
	Trust	6.87	7/02/2018	43
706	America West Airlines, Inc. Pass-Through
	Trust (INS)	7.93	7/02/2020	749
8,505	American Airlines, Inc. Pass-Through Trust	4.00	1/15/2027	9,068
550	Continental Airlines, Inc. Pass-Through Trust	6.55	8/02/2020	582
562	Continental Airlines, Inc. Pass-Through Trust
	(INS)	6.24	9/15/2021	591
9,105	Continental Airlines, Inc. Pass-Through Trust	4.15	10/11/2025	9,809
8,673	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	8,879
6,330	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	6,448
4,511	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,900

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$798	US Airways Group, Inc. Pass-Through Trust
	(INS)	7.08%	9/20/2022	$857
3,225	US Airways Group, Inc. Pass-Through Trust	6.25	10/22/2024	3,656
2,088	US Airways Group, Inc. Pass-Through Trust (c)	7.13	4/22/2025	2,469
8,715	US Airways Group, Inc. Pass-Through Trust	3.95	5/15/2027	9,206
				57,257
	Building Products (0.1%)
1,000	USG Corp.	6.30	11/15/2016	999
1,000	USG Corp.	9.50	1/15/2018	1,082
				2,081
	Construction Machinery & Heavy Trucks (0.2%)
4,900	Terex Corp. (b)	3.59	8/13/2021	4,892
5,000	Wabtec Corp. (a)	3.45	11/15/2026	4,998
				9,890
	Industrial Conglomerates (0.2%)
5,921	General Electric Co.	5.00	-(m)	6,280
	Industrial Machinery (0.2%)
6,000	Stanley Black & Decker, Inc.	5.75	12/15/2053	6,405
	Railroads (0.3%)
1,700	Union Pacific Corp.	3.25	1/15/2025	1,795
10,000	Union Pacific Corp.	2.75	3/01/2026	10,220
				12,015
	Trading Companies & Distributors (0.6%)
10,000	Air Lease Corp.	3.00	9/15/2023	9,924
7,000	ILFC E-Capital Trust I (a)	4.00 (d)	12/21/2065	5,600
2,000	ILFC E-Capital Trust II (a)	4.25 (d)	12/21/2065	1,640
6,000	International Lease Finance Corp. (a)	7.13	9/01/2018	6,548
				23,712
	Trucking (0.9%)
1,000	Avis Budget Car Finance, Inc. (a)	5.13	6/01/2022	984
1,000	ERAC USA Finance, LLC (a)	6.20	11/01/2016	1,000
5,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	5,207
20,000	Penske Truck Leasing Co., LP (a)	4.25	1/17/2023	21,349
5,000	Ryder System, Inc.	3.45	11/15/2021	5,266
1,945	YRC Worldwide, Inc. (b)	8.00	2/13/2019	1,845
				35,651
	Total Industrials			225,526
	Information Technology (1.1%)
	Communications Equipment (0.3%)
10,000	Cisco Systems, Inc.	2.60	2/28/2023	10,249
	Electronic Manufacturing Services (0.1%)
5,000	Molex Electronic Technologies, LLC (a)	3.90	4/15/2025	5,049
	Home Entertainment Software (0.2%)
7,500	Activision Blizzard, Inc. (a)	3.40	9/15/2026	7,449
	Semiconductors (0.3%)
10,000	Qualcomm, Inc.	3.45	5/20/2025	10,493
	Technology Hardware, Storage, & Peripherals (0.2%)
7,500	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp. (a)	4.42	6/15/2021	7,851
	Total Information Technology			41,091

7 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Materials (2.3%)
	Commodity Chemicals (0.3%)
$10,000	Westlake Chemical Corp. (a)	3.60%	8/15/2026	$10,018
	Construction Materials (0.2%)
3,000	CRH America, Inc.	5.75	1/15/2021	3,396
5,000	Martin Marietta Materials, Inc.	4.25	7/02/2024	5,240
				8,636
	Diversified Chemicals (0.0%)
1,000	E.I. du Pont de Nemours & Co.	6.00	7/15/2018	1,076
	Diversified Metals & Mining (0.1%)
6,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	5,535
	Metal & Glass Containers (0.1%)
1,000	Ball Corp.	5.00	3/15/2022	1,080
2,500	Ball Corp.	5.25	7/01/2025	2,668
				3,748
	Paper Packaging (0.9%)
3,000	International Paper Co.	7.50	8/15/2021	3,689
5,000	International Paper Co. (c)	4.75	2/15/2022	5,559
5,000	International Paper Co.	3.80	1/15/2026	5,279
7,500	International Paper Co.	3.00	2/15/2027	7,414
5,153	Sealed Air Corp. (a)	6.88	7/15/2033	5,565
5,000	WestRock RKT Co.	4.45	3/01/2019	5,280
				32,786
	Paper Products (0.1%)
3,000	Georgia-Pacific, LLC	7.25	6/01/2028	4,045
	Steel (0.6%)
2,000	Allegheny Technologies, Inc.	9.38	6/01/2019	2,110
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	9,300
3,000	Allegheny Technologies, Inc.	7.88	8/15/2023	2,880
2,000	Carpenter Technology Corp. (c)	5.20	7/15/2021	2,071
8,000	Worthington Industries, Inc.	4.55	4/15/2026	8,185
				24,546
	Total Materials			90,390
	Real Estate (4.7%)
	REITs - Diversified (0.4%)
1,000	Liberty Property, LP	6.63	10/01/2017	1,046
6,000	Spirit Realty Capital, Inc. (a)	4.45	9/15/2026	5,920
5,000	Washington REIT	3.95	10/15/2022	5,102
				12,068
	REITs - Health Care (0.7%)
4,000	Care Capital Properties, LP (a)	5.13	8/15/2026	3,974
2,000	MPT Operating Partnership, LP / MPT Finance
	Corp.	5.25	8/01/2026	2,045
2,000	Nationwide Health Properties, Inc.	6.90	10/01/2037	2,473
10,000	Omega Healthcare Investors, Inc.	4.95	4/01/2024	10,448
2,000	Senior Housing Properties Trust (c)	6.75	12/15/2021	2,284
2,000	Welltower, Inc.	4.70	9/15/2017	2,056
3,000	Welltower, Inc.	6.13	4/15/2020	3,396
2,000	Welltower, Inc.	4.95	1/15/2021	2,204
				28,880
	REITs - Office (0.7%)
7,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	7,601
2,000	Boston Properties, LP	5.88	10/15/2019	2,216
8,000	Boston Properties, LP	3.85	2/01/2023	8,479

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,500	Columbia Property Trust Operating Partnership	3.65%	8/15/2026	$7,465
932	Duke Realty, LP	6.50	1/15/2018	986
1,000	Equity Commonwealth	6.65	1/15/2018	1,031
				27,778
	REITs - Residential (0.7%)
5,550	AvalonBay Communities, Inc.	2.85	3/15/2023	5,613
9,000	ERP Operating, LP	2.85	11/01/2026	8,908
10,000	UDR, Inc.	4.63	1/10/2022	11,028
				25,549
	REITs - Retail (1.0%)
5,000	CBL & Associates, LP	5.25	12/01/2023	5,069
3,000	Federal Realty Investment Trust	3.00	8/01/2022	3,099
10,000	Federal Realty Investment Trust	2.75	6/01/2023	10,053
1,000	National Retail Properties, Inc.	6.88	10/15/2017	1,050
5,000	National Retail Properties, Inc.	4.00	11/15/2025	5,309
2,000	Realty Income Corp.	5.75	1/15/2021	2,268
2,100	Realty Income Corp.	3.25	10/15/2022	2,183
5,000	Realty Income Corp.	4.13	10/15/2026	5,406
6,000	Realty Income Corp.	3.00	1/15/2027	5,909
				40,346
	REITs - Specialized (1.2%)
5,000	American Tower Corp.	3.45	9/15/2021	5,227
5,000	American Tower Corp. (c)	5.90	11/01/2021	5,788
21,204	CC Holdings GS V, LLC / Crown Castle III
	Corp.	3.85	4/15/2023	22,379
3,950	Communications Sales & Leasing, Inc. (b)	4.50	10/24/2022	3,971
6,000	EPR Properties	7.75	7/15/2020	6,959
				44,324
	Total Real Estate			178,945
	Telecommunication Services (1.4%)
	Integrated Telecommunication Services (1.0%)
10,000	AT&T;, Inc.	4.50	5/15/2035	9,958
2,000	CenturyLink, Inc.	6.45	6/15/2021	2,145
5,000	CenturyLink, Inc.	5.80	3/15/2022	5,094
2,000	CenturyLink, Inc.	6.75	12/01/2023	2,063
3,301	Frontier Communications Corp.	8.25	4/15/2017	3,408
3,000	Frontier Communications Corp.	6.25	9/15/2021	2,865
5,000	Frontier Communications Corp.	11.00	9/15/2025	5,138
6,000	Qwest Corp. (c)	6.75	12/01/2021	6,667
				37,338
	Wireless Telecommunication Services (0.4%)
4,774	Grain Spectrum Funding II (a)	3.29	10/10/2034	4,783
11,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co.
	II, LLC/Sprint Spectrum Co. (a)	3.36	3/20/2023	11,082
				15,865
	Total Telecommunication Services			53,203
	Utilities (6.7%)
	Electric Utilities (4.4%)
7,291	Bruce Mansfield Unit Pass-Through Trust	6.85	6/01/2034	3,837
10,000	Cleco Corporate Holdings, LLC (a)	3.74	5/01/2026	10,340
2,000	Cleveland Electric Illuminating Co.	8.88	11/15/2018	2,277
2,000	Commonwealth Edison Co.	5.80	3/15/2018	2,121
10,000	Duke Energy Carolinas, LLC	2.50	3/15/2023	10,273
5,000	Duke Energy Indiana, LLC	3.75	5/15/2046	5,025
1,045	Duke Energy Progress, Inc.	6.13	9/15/2033	1,372
13,000	Duquesne Light Holdings, Inc. (a)	6.40	9/15/2020	14,857

9 | USAA Intermediate-Term Bond Fund
Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,500	Duquesne Light Holdings, Inc. (a)	5.90%	12/01/2021	$4,033
10,000	Entergy Texas, Inc.	2.55	6/01/2021	10,218
144	FPL Energy National Wind, LLC (a)	5.61	3/10/2024	141
5,000	Georgia Power Co.	3.25	4/01/2026	5,263
3,000	Great Plains Energy, Inc.	6.88	9/15/2017	3,129
2,000	Indiana Michigan Power Co.	7.00	3/15/2019	2,230
12,500	IPALCO Enterprises, Inc. (k)	5.00	5/01/2018	13,125
2,000	Metropolitan Edison Co.	7.70	1/15/2019	2,235
1,000	Nevada Power Co.	6.50	5/15/2018	1,079
14,000	NextEra Energy Capital Holdings, Inc.	2.91 (d)	10/01/2066	12,048
1,000	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	1,007
3,000	NV Energy, Inc.	6.25	11/15/2020	3,489
2,000	Oglethorpe Power Corp.	6.10	3/15/2019	2,186
5,000	Oncor Electric Delivery Co., LLC	3.75	4/01/2045	5,083
5,000	Pacific Gas & Electric Co.	2.95	3/01/2026	5,143
15,000	PPL Capital Funding, Inc.	6.70 (d)	3/30/2067	13,460
3,000	Public Service Co. of New Mexico	7.95	5/15/2018	3,277
6,900	Southern California Edison Co.	6.25	-(m)	7,737
10,000	Southern Co.	3.25	7/01/2026	10,269
4,000	Texas - New Mexico Power Co. (a)	9.50	4/01/2019	4,635
10,000	Xcel Energy, Inc.	3.30	6/01/2025	10,433
				170,322
	Gas Utilities (0.5%)
2,000	Atmos Energy Corp.	6.35	6/15/2017	2,060
1,000	Atmos Energy Corp.	8.50	3/15/2019	1,156
4,000	National Fuel Gas Co. (c)	4.90	12/01/2021	4,296
10,000	National Fuel Gas Co.	3.75	3/01/2023	10,039
1,000	National Fuel Gas Co.	7.38	6/13/2025	1,210
2,000	Southern Natural Gas Co., LLC (a)	5.90	4/01/2017	2,034
				20,795
	Multi-Utilities (1.5%)
1,000	Ameren Illinois Co.	6.13	11/15/2017	1,049
2,000	Ameren Illinois Co.	9.75	11/15/2018	2,326
3,000	Black Hills Corp.	5.88	7/15/2020	3,365
5,000	Black Hills Corp.	3.95	1/15/2026	5,318
2,000	CMS Energy Corp.	6.25	2/01/2020	2,267
3,000	CMS Energy Corp.	5.05	3/15/2022	3,397
5,000	Consumers Energy Co.	2.85	5/15/2022	5,213
6,050	Dominion Resources, Inc.	3.66 (d)	6/30/2066	5,642
8,000	Dominion Resources, Inc.	3.14 (d)	9/30/2066	6,360
8,000	Puget Sound Energy, Inc.	6.97	6/01/2067	6,820
2,000	Sempra Energy	9.80	2/15/2019	2,358
14,500	WEC Energy Group, Inc.	6.25	5/15/2067	12,760
				56,875
	Water Utilities (0.3%)
10,000	Aquarion Co., Inc. (a)	4.00	8/15/2024	10,425
	Total Utilities			258,417
	Total Corporate Obligations (cost: $2,146,673)			2,217,414
	EURODOLLAR AND YANKEE OBLIGATIONS (17.6%)
	Consumer Discretionary (0.3%)
	Automobile Manufacturers (0.2%)
5,000	Daimler Finance, N.A., LLC (a)	2.25	7/31/2019	5,066
	Publishing (0.1%)
4,622	Pearson Funding Four plc (a)	3.75	5/08/2022	4,657
	Total Consumer Discretionary			9,723

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Consumer Staples (1.7%)

Agricultural Products (0.2%)

$8,000	Viterra, Inc. (a)	5.95%	8/01/2020	$8,607
	Brewers (0.5%)
15,000	Anheuser-Busch InBev Worldwide, Inc.	3.65	2/01/2026	15,802
5,000	SABMiller Holdings, Inc. (a)	3.75	1/15/2022	5,389
				21,191
	Distillers & Vintners (0.4%)
10,000	Becle S.A. de C.V. (a)	3.75	5/13/2025	10,187
5,000	Pernod Ricard S.A. (a)	2.95	1/15/2017	5,014
				15,201
	Food Retail (0.0%)
535	Ahold Lease USA, Inc. Pass-Through Trust	7.82	1/02/2020	565
	Tobacco (0.6%)
10,000	BAT International Finance plc (a)	3.25	6/07/2022	10,465
10,000	Imperial Brands Finance plc (a)	4.25	7/21/2025	10,797
				21,262
	Total Consumer Staples			66,826
	Energy (1.0%)
	Integrated Oil & Gas (0.4%)
1,000	Husky Energy, Inc.	7.25	12/15/2019	1,158
10,000	Petrobras Global Finance B.V.	4.88	3/17/2020	10,097
5,000	Petroleos Mexicanos Co.	4.50	1/23/2026	4,843
				16,098
	Oil & Gas Drilling (0.0%)
863	QGOG Atlantic/Alaskan Rigs Ltd. (a),(c)	5.25	7/30/2019	781
	Oil & Gas Exploration & Production (0.1%)
1,500	Repsol Oil & Gas Canada, Inc.	7.75	6/01/2019	1,651
2,000	Woodside Finance Ltd. (a)	4.60	5/10/2021	2,123
				3,774
	Oil & Gas Storage & Transportation (0.5%)
5,000	APT Pipelines Ltd. (a)	4.20	3/23/2025	5,172
1,275	Nakilat, Inc. (a)	6.07	12/31/2033	1,536
2,000	TransCanada PipeLines Ltd.	7.13	1/15/2019	2,220
11,860	TransCanada PipeLines Ltd.	6.35	5/15/2067	9,518
				18,446
	Total Energy			39,099
	Financials (5.5%)
	Asset Management & Custody Banks (0.1%)
4,500	Brookfield Asset Management, Inc.	5.80	4/25/2017	4,588
	Diversified Banks (3.9%)
10,000	ABN AMRO Bank N.V. (a)	4.75	7/28/2025	10,543
10,000	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	10,607
10,000	Australia & New Zealand Banking Group Ltd. (a)	4.40	5/19/2026	10,430
2,450	Barclays Bank plc	1.25 (d)	-(m)	1,703
15,000	BNP Paribas S.A. (a)	4.38	5/12/2026	15,486
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,854
8,451	Cooperatieve Rabobank U.A.	3.95	11/09/2022	8,871
10,000	HSBC Bank plc	1.19 (d)	-(m)	7,000
10,000	HSBC Holdings plc	3.90	5/25/2026	10,363
5,000	Lloyds Bank plc	4.20	3/28/2017	5,061
10,000	Nordea Bank AB (a)	4.25	9/21/2022	10,758

11 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,500	Rabobank Nederland	1.70%	3/19/2018	$4,516
4,000	Royal Bank of Scotland Group plc	7.64	-(m)	3,900
10,000	Royal Bank of Scotland Group plc	9.50 (d)	3/16/2022	10,267
6,560	Santander Bank, N.A.	8.75	5/30/2018	7,145
10,000	Santander UK plc	3.05	8/23/2018	10,214
5,000	Santander UK plc (a)	5.00	11/07/2023	5,196
7,500	Swedbank AB (a)	2.65	3/10/2021	7,701
				150,615
	Diversified Capital Markets (0.3%)
10,000	Credit Suisse Group Funding Guernsey Ltd. (a)	4.55	4/17/2026	10,508
	Life & Health Insurance (0.2%)
7,000	Great-West Life & Annuity Insurance Capital,
	LP (a)	3.36 (d)	5/16/2046	5,600
	Other Diversified Financial Services (0.2%)
7,000	ING Bank N.V. (a)	3.75	3/07/2017	7,060
	Property & Casualty Insurance (0.8%)
20,056	QBE Capital Funding III Ltd. (a)	7.25	5/24/2041	22,739
5,000	XLIT Ltd.	6.50 (d)	-(m)	3,847
5,000	XLIT Ltd.	4.45	3/31/2025	5,090
				31,676
	Total Financials			210,047
	Government (0.2%)
	Foreign Government (0.2%)
5,000	Italy Government International Bond	5.38	6/15/2033	6,009
	Health Care (0.4%)
	Pharmaceuticals (0.4%)
15,000	Teva Pharmaceuticals Finance	3.15	10/01/2026	14,619
	Industrials (3.9%)
	Aerospace & Defense (0.3%)
10,000	BAE Systems Holdings, Inc. (a)	3.85	12/15/2025	10,613
	Airlines (1.6%)
5,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	5,031
4,040	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	4,237
9,316	Air Canada Pass-Through Trust (a)	3.88	9/15/2024	9,095
8,808	Air Canada Pass-Through Trust (a)	4.13	11/15/2026	9,325
6,000	Air Canada Pass-Through Trust (a)	3.75	6/15/2029	6,368
13,520	British Airways Pass-Through Trust (a)	4.63	12/20/2025	14,483
2,566	Virgin Australia Trust (a)	6.00	4/23/2022	2,608
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	10,278
				61,425
	Airport Services (0.6%)
10,000	Heathrow Funding Ltd. (a)	4.88	7/15/2023	10,802
10,000	Sydney Airport Finance Co. Proprietary Ltd. (a)	3.90	3/22/2023	10,544
2,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63	4/28/2026	2,043
				23,389
	Diversified Support Services (0.2%)
5,500	Brambles USA, Inc. (a)	4.13	10/23/2025	5,839
	Industrial Conglomerates (0.8%)
7,500	CK Hutchison Holdings Ltd. (a)	2.75	10/03/2026	7,322
2,000	Hutchison Whampoa International Ltd. (a)	4.63	1/13/2022	2,225
20,000	Siemens Financieringsmaatschappij N.V. (a)	3.25	5/27/2025	20,942

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Siemens Financieringsmaatschappij N.V. (a)	6.13%	8/17/2026	$1,281
				31,770
	Railroads (0.3%)
4,261	Asciano Finance Ltd. (a)	4.63	9/23/2020	4,461
8,000	Canadian National Railway Co.	2.75	3/01/2026	8,175
				12,636
	Trading Companies & Distributors (0.1%)
3,000	Aercap Ireland Cap Ltd.	4.63	7/01/2022	3,139
	Total Industrials			148,811
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
5,000	Tyco Electronics Group S.A.	3.50	2/03/2022	5,293
	Materials (3.2%)
	Commodity Chemicals (0.3%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,625
	Diversified Chemicals (0.1%)
3,000	Incitec Pivot Finance, LLC (a)	6.00	12/10/2019	3,241
	Diversified Metals & Mining (0.7%)
5,000	Anglo American Capital plc (a)	2.63	9/27/2017	5,019
5,000	Anglo American Capital plc (a)	4.13	4/15/2021	5,079
10,000	Glencore Funding, LLC (a)	2.50	1/15/2019	10,061
3,000	Southern Copper Corp.	3.88	4/23/2025	3,022
5,000	Teck Resources Ltd.	3.75	2/01/2023	4,747
				27,928
	Fertilizers & Agricultural Chemicals (0.3%)
10,000	Potash Corp. of Saskatchewan, Inc.	3.00	4/01/2025	9,867
	Gold (0.7%)
2,000	Barrick Gold Corp.	6.95	4/01/2019	2,218
15,000	Goldcorp, Inc.	3.70	3/15/2023	15,492
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,550
				28,260
	Metal & Glass Containers (0.2%)
7,500	CCL Industries, Inc. (a)	3.25	10/01/2026	7,397
	Paper Packaging (0.1%)
3,000	Smurfit Kappa Acquisitions (a)	4.88	9/15/2018	3,113
	Paper Products (0.1%)
5,000	Amcor Finance USA, Inc. (a)	3.63	4/28/2026	5,101
	Precious Metals & Minerals (0.3%)
10,000	Fresnillo plc (a)	5.50	11/13/2023	10,962
	Steel (0.4%)
3,000	ArcelorMittal	6.13	6/01/2018	3,187
2,000	ArcelorMittal	6.50	3/01/2021	2,205
4,000	ArcelorMittal	7.25	2/25/2022	4,560
2,000	Vale Overseas Ltd.	4.63	9/15/2020	2,063
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,025
				17,040
	Total Materials			123,534

13 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)(l)	Security	Rate	Maturity	(000)

Real Estate (0.3%)

REITs - Retail (0.3%)

$10,750 WEA Finance, LLC / Westfield UK & Europe
Finance plc (a)	3.75%	9/17/2024	$11,218

Utilities (1.0%)

Electric Utilities (1.0%)

	5,000	Comision Federal de Electricidad (a)	4.75	2/23/2027	5,100
	6,000	EDP Finance B.V. (a)	4.13	1/15/2020	6,195
	10,000	Electricite De France S.A. (a)	5.25	-(m)	9,938
	5,000	Emera US Finance, LP (a)	3.55	6/15/2026	5,117
	10,000	Fortis, Inc. (a)	3.06	10/04/2026	9,861
	3,500	Transelec S.A. (a)	3.88	1/12/2029	3,561
					39,772
		Total Utilities			39,772
		Total Eurodollar and Yankee Obligations (cost: $651,786)			674,951
		FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
CAD	15,000	Province of Alberta (cost: $14,599)	2.55	12/15/2022	11,824
		ASSET-BACKED SECURITIES (0.9%)
		Financials (0.5%)
		Asset-Backed Financing (0.5%)
	$1,000	Citibank Credit Card Issuance Trust	5.65	9/20/2019	1,040
	5,000	GE Capital Credit Card Master Note Trust	4.47	3/15/2020	5,061
	2,000	Hertz Vehicle Financing, LLC (a)	6.44	2/25/2019	2,068
	2,316	Hertz Vehicle Financing, LLC	3.95	9/25/2019	2,323
	2,544	SLM Student Loan Trust	1.10 (d)	1/25/2041	2,187
	1,005	SLM Student Loan Trust	1.43 (d)	10/25/2065	880
	1,056	Trinity Rail Leasing, LP (INS)(a)	5.27	8/14/2027	1,074
	3,102	Trinity Rail Leasing, LP (a)	5.90	5/14/2036	3,092
					17,725
		Total Financials			17,725
		Utilities (0.4%)
		Electric Utilities (0.4%)
	15,000	Hawaii Dept. of Business Economic Dev. &
		Tourism	3.24	1/01/2031	15,523
		Total Asset-Backed Securities (cost: $32,556)			33,248
		COLLATERALIZED LOAN OBLIGATIONS (0.4%)
		Financials (0.4%)
	4,000	Dryden Senior Loan Fund (a)	2.65 (d)	7/20/2029	4,017
	5,000	Race Point Ltd. (a)	2.48 (d)	7/25/2028	5,018
	5,000	Race Point Ltd. (a)	3.23 (d)	7/25/2028	5,047
					14,082
		Total Collateralized Loan Obligations (cost: $14,000)			14,082
		COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
		Financials (0.1%)
	2,499 Structured Asset Mortgage Investments, Inc.
		(cost: $2,355)	1.03(d)	7/19/2035	2,307

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (5.1%)
	Financials (5.1%)
	Commercial Mortgage-Backed Securities (4.4%)
$1,000	Banc of America Commercial Mortgage, Inc.	5.00%	11/10/2042	$810
598	Banc of America Commercial Mortgage, Inc.	5.00	11/10/2042	597
672	Banc of America Commercial Mortgage, Inc.	5.67	5/10/2045	672
4,200	Banc of America Commercial Mortgage, Inc.	5.42	10/10/2045	4,196
5,980	Banc of America Commercial Mortgage, Inc.	6.27	2/10/2051	6,257
3,000	BCRR Trust (a)	5.86	7/17/2040	3,016
1,809	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.21	2/11/2041	1,807
43	Bear Stearns Commercial Mortgage Securities,
	Inc.	4.99	9/11/2042	43
3,340	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.33	2/11/2044	3,356
7,000	CFCRE Commercial Mortgage Trust (a)	5.00	12/15/2047	8,045
5,000	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	5,157
2,000	Commercial Mortgage Trust	5.38	12/10/2046	1,971
4,075	Commercial Mortgage Trust (a)	5.54	12/11/2049	4,095
3,000	Commercial Mortgage Trust (a)	5.54	12/11/2049	3,036
1,430	Credit Suisse Commercial Mortgage Trust	5.38	2/15/2040	1,429
1,950	DB-UBS Mortgage Trust (a),(c)	5.35	8/10/2044	2,192
20,000	FREMF Mortgage Trust (a),(e),(q)	2.65	8/25/2026	20,600
1,311	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	1,308
1,000	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	951
1,551	GMAC Commercial Mortgage Securities, Inc.	4.81	5/10/2043	1,432
2,176	Greenwich Capital Commercial Funding Corp.	5.76	7/10/2038	2,174
615	Greenwich Capital Commercial Funding Corp.	5.44	3/10/2039	617
3,000	GS Mortgage Securities Trust (a)	4.95	1/10/2045	3,357
1,382	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.99	9/12/2037	1,389
4,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	5.00	11/15/2043	4,320
2,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.46	12/12/2043	1,998
5,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.92	4/17/2045	3,943
295	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.92	4/17/2045	294
10,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	3.51	5/15/2045	10,708
5,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	5.00	8/15/2046	5,655
8,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	8,024
2,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.04	2/15/2051	2,060
375	LB-UBS Commercial Mortgage Trust	5.38	11/15/2038	375
2,000	Merrill Lynch Mortgage Trust	6.26	2/12/2051	2,053
2,000	Merrill Lynch Mortgage Trust (a)	6.26	2/12/2051	2,055
864	Merrill Lynch-Countrywide Commercial
	Mortgage Trust	5.38	8/12/2048	866
5,000	Morgan Stanley Capital I, Inc.	5.37	12/15/2043	4,998
315	Morgan Stanley Capital I, Inc.	5.79	7/12/2044	315
1,276	Morgan Stanley Capital I, Inc.	4.77	7/15/2056	1,273
5,000	Royal Bank of Scotland Trust (a)	5.00	6/16/2049	5,096
9,927	UBS Commercial Mortgage Trust	3.40	5/10/2045	10,513
4,756	UBS-Citigroup Commercial Mortgage Trust (a)	5.15	1/10/2045	5,354
1,182	Wachovia Bank Commercial Mortgage Trust	5.80	7/15/2045	1,181
460	Wachovia Bank Commercial Mortgage Trust	5.60	10/15/2048	459
3,741	Wachovia Bank Commercial Mortgage Trust	5.34	11/15/2048	3,739

15 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Wachovia Bank Commercial Mortgage Trust	5.00%	6/15/2049	$5,064
3,000	Wells Fargo Commercial Mortgage Trust (a)	5.28	11/15/2043	3,312
6,000	WF-RBS Commercial Mortgage Trust (a)	5.17	2/15/2044	6,629
				168,791
	Interest-Only Commercial Mortgage-Backed Securities (0.7%)
178,630	Fannie Mae (+)	0.63	4/25/2022	5,018
40,997	Freddie Mac (+)	1.00	12/25/2021	2,350
22,568	Freddie Mac (+)	1.00	3/25/2022	1,684
71,528	Freddie Mac (+)	1.00	8/25/2022	4,355
70,234	Freddie Mac (+)	0.88	10/25/2022	3,024
31,715	J.P. Morgan Chase Commercial Mortgage
	Securities Corp (f)	2.00	10/15/2045	2,237
33,195	Morgan Stanley-BAML Trust (a),(f)	2.03	11/15/2045	2,073
27,260	UBS Commercial Mortgage Trust (a),(f)	2.09	5/10/2045	2,538
74,517	WF-RBS Commercial Mortgage Trust (a),(f)	1.00	12/15/2045	5,380
				28,659
	Total Financials			197,450
	Total Commercial Mortgage Securities (cost: $190,751)			197,450

U.S. GOVERNMENT AGENCY ISSUES (2.8%)(g)

Mortgage-Backed Pass-Through Securities (2.8%)

9,668	Fannie Mae (+)	2.50	7/01/2027	9,960
232	Freddie Mac (+) (h)	5.00	9/01/2020	241
10,400	Freddie Mac (+)	3.06	12/25/2024	11,090
10,000	Freddie Mac (+)	2.81	1/25/2025	10,487
11,885	Freddie Mac (+)	3.33	8/25/2025	12,900
20,000	Freddie Mac (+)	3.31	9/25/2025	21,678
13,140	Freddie Mac (+)	3.00	12/25/2025	13,910
15,000	Freddie Mac (+)	2.67	3/25/2026	15,473
12,000	Freddie Mac (+)	2.85	3/25/2026	12,374
117	Freddie Mac (+)	5.50	4/01/2036	132
				108,245
	Total U.S. Government Agency Issues (cost: $108,010)			108,245

U.S. TREASURY SECURITIES (5.7%)

Bonds (2.7%)

15,775	4.50%, 2/15/2036	21,453
20,000	2.75%, 8/15/2042	20,787
5,000	2.75%, 11/15/2042	5,191
5,000	3.13%, 8/15/2044	5,563
50,000	2.50%, 2/15/2045	49,141
		102,135
	Notes (3.0%)
40,000	2.25%, 11/15/2025	41,491
75,000	1.63%, 2/15/2026	73,771
		115,262
	Total U.S. Treasury Securities (cost: $213,207)	217,397

MUNICIPAL BONDS (4.3%)

Airport/Port (0.2%)

4,975	Chicago Midway Airport	5.00	1/01/2024	5,930
2,470	Chicago Midway Airport	5.00	1/01/2025	2,912

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$175	Riverside Financing Auth. (INS)	5.19%	8/01/2017	$178
				9,020
	Appropriated Debt (0.5%)
3,000	Baltimore Board of School Commissioners	5.69	12/15/2025	3,601
485	Escondido Joint Powers Financing Auth. (INS)	5.53	9/01/2018	503
3,000	Kannapolis	7.28	3/01/2027	3,236
5,000	Miami-Dade County School Board (INS)	5.38	5/01/2031	5,755
4,000	Palm Beach County School Board	5.40	8/01/2025	4,654
				17,749
	Casinos & Gaming (0.0%)
1,311	Mashantucket (Western) Pequot Tribe (i)	7.35	7/01/2026	197
	Diversified Real Estate Activities (0.0%)
350	American Eagle Northwest, LLC (a)	4.97	12/15/2018	362
	Education (1.0%)
3,430	Austin CCD	6.76	8/01/2030	4,321
485	California State Univ. (INS)	5.27	11/01/2017	495
1,000	Colorado State Board of Governors Univ.
	Enterprise System	4.90	3/01/2021	1,104
3,000	Los Alamitos USD No. 1	6.19	2/01/2026	3,601
3,000	Miami Univ.	6.67	9/01/2028	3,838
10,000	New Jersey EDA	4.45	6/15/2020	10,437
10,000	New Jersey EDA	5.25	9/01/2026	11,070
3,000	Rensselaer Polytechnic Institute	5.60	9/01/2020	3,364
				38,230
	General Obligation (0.9%)
1,250	Las Virgenes USD	5.54	8/01/2025	1,481
3,000	Long Beach USD	5.91	8/01/2025	3,633
5,000	New York City	6.27	12/01/2037	6,915
10,000	Scranton School District (a)	4.00	12/01/2025(n)	10,007
5,000	State of Washington	5.25	2/01/2036	5,791
4,045	Will County, Illinois	3.83	11/15/2016	4,049
1,520	Will County, Illinois	4.08	11/15/2017	1,559
1,405	Will County, Illinois	4.28	11/15/2018	1,470
				34,905
	Hospital (0.6%)
5,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	5,136
16,695	Eastern Maine Healthcare Systems	3.71	7/01/2026	16,361
3,000	Novant Health, Inc.	5.35	11/01/2016	3,000
				24,497
	Miscellaneous (0.0%)
486	Keenan Dev. Association of Tennessee, LLC
	(INS)(a)	5.02	7/15/2028	532
	Sales Tax (0.1%)
3,300	Miami-Dade County Transit System	4.59	7/01/2021	3,563
	Single Family Housing (0.1%)
5,000	New York State Mortgage Agency	4.20	10/01/2027	5,273

17 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Special Assessment/Tax/Fee (0.7%)
$2,000	Florida State Department of Environmental
	Protection	5.76%	7/01/2020	$2,239
4,700	Harris County	4.45	11/15/2031	4,785
1,745	Metropolitan Nashville Airport Auth. (INS)	5.14	7/01/2018	1,854
3,000	New Jersey Transportation Trust Fund Auth.	5.75	12/15/2028	3,337
2,500	New York City Transitional Finance Auth.	5.00	2/01/2035	2,866
3,000	New York MTA	5.20	11/15/2018	3,225
5,000	New York MTA	6.73	11/15/2030	6,684
				24,990
	Water Utilities (0.1%)
3,000	Connecticut Dev. Auth.	5.50	4/01/2021	3,397
	Water/Sewer Utility (0.1%)
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,979
	Total Municipal Bonds (cost: $150,821)			165,694
	Total Bonds (cost: $3,524,758)			3,642,612
Principal
Amount
$(000)/
Shares
	EQUITY SECURITIES (1.7%)
	PREFERRED STOCKS (1.7%)
	Consumer Staples (0.7%)
	Agricultural Products (0.7%)
400,000	CHS, Inc., 7.10%, cumulative redeemable, perpetual			11,901
150,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)			15,970
				27,871
	Total Consumer Staples			27,871
	Financials (0.5%)
	Diversified Banks (0.2%)
87,500	Citigroup Capital XIII, 7.26%			2,281
50,000	HSBC Holdings plc, 6.20%, perpetual			1,290
36,000	ING Groep N.V., 7.20%, perpetual			934
5,000	US Bancorp, 3.50%, perpetual(c)			4,410
				8,915
	Life & Health Insurance (0.2%)
369,987	Delphi Financial Group, Inc., 7.38%, cumulative redeemable(c)			8,359
	Property & Casualty Insurance (0.1%)
$3,000	Catlin Insurance Co. Ltd., 7.25%, perpetual(a)			2,423
	Regional Banks (0.0%)
2,000	CoBank ACB, 2.05%, perpetual(a)			1,278
	Reinsurance (0.0%)
2,000	American Overseas Group Ltd., 7.50%, non-cumulative*(e),(f)			400
	Total Financials			21,375

Portfolio of Investments | 18

		Market
Number of		Value
Shares	Security	(000)

Industrials (0.1%)

Office Services & Supplies (0.1%)

4,000 Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
perpetual(a),(c)	$4,011

Real Estate (0.2%)

REITs - Residential (0.2%)

100,000 Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
redeemable, perpetual	6,453

Telecommunication Services (0.2%)

Integrated Telecommunication Services (0.1%)

200,000	Qwest Corp.,6.50%	5,113
	Wireless Telecommunication Services (0.1%)
2,000	Centaur Funding Corp., 9.08%(a)	2,370
	Total Telecommunication Services	7,483
	Total Preferred Stocks	67,193
	Total Equity Securities (cost: $64,660)	67,193
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (2.9%)

COMMERCIAL PAPER (2.8%)

Energy (0.4%)

Oil & Gas Exploration & Production (0.4%)

$ 15,000 Canadian Natural Resources Ltd. (a),(o) 1.05% 11/04/2016 14,999

Industrials (1.2%)

Industrial Machinery (1.2%)

10,222	Fortive Corp. (a),(o)	0.70	11/15/2016	10,219
5,698	Pentair Finance S.A. (a),(o)	1.00	11/01/2016	5,698
15,000	Pentair Finance S.A. (a),(o)	1.33	11/02/2016	15,000
4,575	Pentair Finance S.A. (a),(o)	1.33	11/03/2016	4,575
10,000	Pentair Finance S.A. (a),(o)	1.20	11/09/2016	9,997
2,274	Pentair Finance S.A. (a),(o)	1.47	12/02/2016	2,271
				47,760
	Total Industrials			47,760

Utilities (1.2%)

Electric Utilities (0.5%)

8,245	Pacific Gas & Electric Co. (a),(o)	0.63	11/03/2016	8,245
2,478	Pacific Gas & Electric Co. (a),(o)	0.58	11/09/2016	2,477
10,442	PPL Electric Utilities Corp. (a),(o)	0.65	11/07/2016	10,441
				21,163
	Gas Utilities (0.7%)
18,000	AGL Capital Corp. (a),(o)	0.60	11/14/2016	17,996

19 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,480	Laclede Gas Co. (a),(o)	0.62%	11/01/2016	$7,480
				25,476
	Total Utilities			46,639
	Total Commercial Paper			109,398
Number of
Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(0.1%)
2,583,257	State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (p)			2,583
	Total Money Market Instruments (cost: $111,981)			111,981
	Total Investments (cost: $3,701,399)			$3,821,786
			Unrealized
Number of	Expiration	Contract	Appreciation/
			(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (j)

LONG FUTURES

Interest Rate Contracts

585	10YR U.S. Treasury Note	12/20/2016	$75,831	$(671)
30	U.S. Treasury Bond	12/20/2016	4,881	(217)
	Total Long Futures		$80,712	$(888)
	Total Futures		$80,712	$(888)

Portfolio of Investments | 20

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $		2,217,414	$	— $	2,217,414
Eurodollar and Yankee Obligations		—		674,951		—	674,951
Foreign Government Obligations		—		11,824		—	11,824
Asset-Backed Securities		—		33,248		—	33,248
Collateralized Loan Obligations				14,082			14,082
Collateralized Mortgage Obligations		—		2,307		—	2,307
Commercial Mortgage Securities		—		197,450		—	197,450
U.S. Government Agency Issues		—		108,245		—	108,245
U.S. Treasury Securities		217,397		—		—	217,397
Municipal Bonds		—		165,694		—	165,694
Equity Securities:
Preferred Stocks		1,290		65,503		400	67,193
Money Market Instruments:
Commercial Paper		—		109,398		—	109,398
Government & U.S. Treasury Money Market
Funds		2,583		—		—	2,583
Total		$221,270		$3,600,116		$400	$3,821,786
Liabilities		LEVEL 1		LEVEL 2		LEVEL 3	Total
Futures (1)		$(888)	$	— $		— $	(888)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

		Collateralized
	Asset-Backed	Loan	Preferred
	Securities	Obligations	Stocks
Balance as of July 31, 2016	$3,163	$4,000	$500
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	(3,163)	(4,000)	-
Net realized gain (loss) on investments	-	-	-
Change in net unrealized	-	-	(100)
appreciation/(depreciation) of investments

Balance as of October 31, 2016	$-	$-	$400

21 | USAA Intermediate-Term Bond Fund

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through October 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level

3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Collateralized Loan	$-	$4,000	$(4,000)
Obligations (I)
Asset-Backed	$-	$3,163	$(3,163)
Securities (II)

(I) Transferred from Level 3 to Level 2 as a result of observable market data.

(II) Transferred from Level 3 to Level 2 as a result of the securities no longer being single broker quote.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. Effective December 1, 2016, the Fund will offer a new class of shares, R6 Shares, which will be available for investment by participants in employer- sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

23 | USAA Intermediate-Term Bond Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

Notes to Portfolio of Investments | 24

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

25 | USAA Intermediate-Term Bond Fund

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by a discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is

Notes to Portfolio of Investments | 26

required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $166,093,000 and $45,706,000, respectively, resulting in net unrealized appreciation of $120,387,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,831,808,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.9% of net assets at October 31, 2016.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior

27 | USAA Intermediate-Term Bond Fund

tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CAD	Canadian dollars
CCD	Community College District
EDA	Economic Development Authority
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National
Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Notes to Portfolio of Investments | 28

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2016.

(d) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2016.

(e) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $21,000,000, which represented 0.5% of the Fund's net assets.

(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2016, was $12,628,000, which represented 0.3% of the Fund's net assets.

(g) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(h) Securities and cash with a value of $1,904,000 are segregated as collateral for initial margin requirements on open futures contracts.

(i) Security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(j) The contract value of futures purchased as a percentage of Net Assets is 2.1%.

29 | USAA Intermediate-Term Bond Fund

(k) At October 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(l) In U.S. dollars unless otherwise noted.

(m) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(n) Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(o) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(p) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

(q) At October 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $23,104,000, of which $20,600,000 were when-issued securities.

* Non-income-producing security.

Notes to Portfolio of Investments | 30

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA INCOME FUND

OCTOBER 31, 2016

(Form N-Q)

48446 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Fund

October 31, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (95.0%)

CORPORATE OBLIGATIONS (48.6%)

Consumer Discretionary (2.5%)

Apparel Retail (0.2%)

$10,000	L Brands, Inc.	5.63%	2/15/2022	$10,962
5,000	Mens Wearhouse, Inc. (a)	5.00	6/18/2021	4,913
				15,875
	Apparel, Accessories & Luxury Goods (0.0%)
1,970	Hanesbrands, Inc. (a)	3.25	4/29/2022	1,988
	Automotive Retail (0.3%)
15,048	Advance Auto Parts, Inc.	4.50	12/01/2023	16,151
5,000	CST Brands, Inc.	5.00	5/01/2023	5,275
				21,426
	Cable & Satellite (1.0%)
5,000	CCO Holdings, LLC & CCO Holdings Capital
	Corp. (b)	5.75	2/15/2026	5,222
20,000	Charter Communications Operating, LLC (b)	6.38	10/23/2035	23,120
2,467	CSC Holdings, LLC (a)	3.88	10/09/2022	2,478
3,000	CSC Holdings, LLC (b)	5.50	4/15/2027	3,051
10,000	NBCUniversal Enterprise, Inc. (b)	1.97	4/15/2019	10,119
10,000	NBCUniversal Media, LLC (c)	5.15	4/30/2020	11,142
5,000	Sirius XM Radio, Inc. (b)	5.38	7/15/2026	5,091
10,000	Time Warner Cable, Inc.	6.75	7/01/2018	10,808
				71,031
	Casinos & Gaming (0.1%)
3,000	International Game Technology	7.50	6/15/2019	3,345
	Department Stores (0.0%)
1,988	J C Penney Corp., Inc. (a)	5.25	6/23/2023	2,004
	Home Furnishings (0.1%)
4,428	Serta Simmons Holdings, LLC (a)	4.25	10/01/2019	4,423
2,500	Serta Simmons Holdings, LLC (a),(d)	4.50	10/20/2023	2,504
				6,927
	Homebuilding (0.1%)
5,000	Lennar Corp.	4.50	11/15/2019	5,294
4,000	Lennar Corp.	4.88	12/15/2023	4,100
				9,394
	Hotels, Resorts & Cruise Lines (0.1%)
5,000	Hyatt Hotels Corp.	3.38	7/15/2023	5,082
	Housewares & Specialties (0.1%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,970

1 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Internet Retail (0.1%)
$4,000	QVC, Inc.	3.13%	4/01/2019	$4,090
	Movies & Entertainment (0.1%)
1,105	Metropolitan Opera Association, Inc.	1.79	10/01/2017	1,109
2,235	Metropolitan Opera Association, Inc.	2.14	10/01/2018	2,253
2,285	Metropolitan Opera Association, Inc.	2.39	10/01/2019	2,323
				5,685
	Publishing (0.1%)
3,491	McGraw-Hill Global Education Intermediate
	Holdings, LLC (a)	5.00	5/04/2022	3,491
	Restaurants (0.1%)
3,764	1011778 B.C. Unlimited Liability Co. (a)	3.75	12/10/2021	3,787
	Specialty Stores (0.1%)
7,707	Harbor Freight Tools USA, Inc. (a)	4.14	8/19/2023	7,771
	Total Consumer Discretionary			169,866
	Consumer Staples (2.4%)
	Agricultural Products (0.1%)
4,000	Bunge Ltd. Finance Corp	8.50	6/15/2019	4,667
2,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	2,006
				6,673
	Drug Retail (0.4%)
7,048	CVS Pass-Through Trust	6.04	12/10/2028	8,197
4,206	CVS Pass-Through Trust (b)	7.51	1/10/2032	5,350
4,393	CVS Pass-Through Trust (b),(e)	5.93	1/10/2034	5,176
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,534
				29,257
	Food Retail (0.1%)
1,990	Albertsons, LLC (a)	4.75	12/21/2022	2,013
4,132	Albertsons, LLC (a)	4.75	6/22/2023	4,182
				6,195
	Household Products (0.2%)
4,938	Energizer Holdings, Inc. (a)	3.25	6/30/2022	4,962
10,000	SC Johnson & Son, Inc. (b)	4.35	9/30/2044	10,669
				15,631
	Hypermarkets & Super Centers (0.3%)
20,000	Costco Wholesale Corp.	1.70	12/15/2019	20,176
	Packaged Foods & Meat (0.8%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,859
10,000	J.M. Smucker Co.	3.50	10/15/2021	10,675
5,000	J.M. Smucker Co.	4.25	3/15/2035	5,321
10,000	Kraft Heinz Foods Co.	3.50	6/06/2022	10,573
3,899	Kraft Heinz Foods Co. (b)	4.88	2/15/2025	4,287
10,000	Kraft Heinz Foods Co.	3.95	7/15/2025	10,711
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,744
				55,170
	Personal Products (0.0%)
1,257	Prestige Brands, Inc. (a)	3.50	9/03/2021	1,267
	Soft Drinks (0.2%)
5,000	PepsiCo, Inc.	7.90	11/01/2018	5,643
5,000	PepsiCo, Inc.	4.25	10/22/2044	5,450
				11,093

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Tobacco (0.3%)
$5,000	Reynolds American, Inc.	2.30%	8/21/2017	$5,041
10,000	Reynolds American, Inc.	4.00	6/12/2022	10,769
				15,810
	Total Consumer Staples			161,272
	Energy (7.7%)
	Integrated Oil & Gas (0.4%)
15,000	Chevron Corp.	2.95	5/16/2026	15,322
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,452
				25,774
	Oil & Gas Drilling (0.5%)
3,000	Nabors Industries, Inc.	9.25	1/15/2019	3,297
7,000	Nabors Industries, Inc.	4.63	9/15/2021	6,934
10,000	Noble Holding International Ltd.	4.90	8/01/2020	8,894
5,000	Noble Holding International Ltd.	7.20	4/01/2025	4,087
5,000	Rowan Companies, Inc.	7.88	8/01/2019	5,438
5,000	Rowan Companies, Inc.	4.88	6/01/2022	4,325
				32,975
	Oil & Gas Equipment & Services (0.6%)
20,000	Halliburton Co.	3.80	11/15/2025	20,844
10,000	Schlumberger Holdings Corp. (b)	4.00	12/21/2025	10,752
5,000	Weatherford Bermuda	9.63	3/01/2019	5,350
5,000	Weatherford Bermuda	4.50	4/15/2022	4,525
				41,471
	Oil & Gas Exploration & Production (1.4%)
1,232	California Resources Corp. (b)	8.00	12/15/2022	838
7,575	Chesapeake Energy Corp. (b)	8.00	12/15/2022	7,703
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,239
10,000	ConocoPhillips Co.	4.15	11/15/2034	9,931
5,000	Denbury Resources, Inc.	4.63	7/15/2023	3,663
15,000	EOG Resources, Inc.	3.90	4/01/2035	14,797
4,000	EQT Corp.	8.13	6/01/2019	4,565
7,500	Hess Corp.	4.30	4/01/2027	7,482
6,730	Newfield Exploration Co.	5.63	7/01/2024	7,033
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,162
5,000	Noble Energy, Inc.	8.25	3/01/2019	5,693
5,000	QEP Resources, Inc.	6.88	3/01/2021	5,287
10,000	Southwestern Energy Co.	5.80	1/23/2020	10,000
2,000	Southwestern Energy Co.	6.70	1/23/2025	1,915
3,000	WPX Energy, Inc.	5.25	1/15/2017	3,015
				98,323
	Oil & Gas Refining & Marketing (0.6%)
14,000	EnLink Midstream Partners, LP	4.15	6/01/2025	13,666
5,000	EnLink Midstream Partners, LP	4.85	7/15/2026	5,103
10,000	Marathon Petroleum Corp.	4.75	9/15/2044	8,877
10,000	Phillips 66	4.65	11/15/2034	10,614
5,000	Valero Energy Corp.	9.38	3/15/2019	5,853
				44,113
	Oil & Gas Storage & Transportation (4.2%)
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	15,627
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,116
10,000	Buckeye Partners, LP	5.60	10/15/2044	10,380
15,000	Columbia Pipeline Group Co.	4.50	6/01/2025	16,236
15,000	DCP Midstream, LLC (b)	5.85	5/21/2043	12,825
9,307	Enable Oklahoma Intrastate Transmission,
	LLC (b)	6.25	3/15/2020	10,057
4,000	Enbridge Energy Partners, LP	8.05	10/01/2077	3,646

3 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Energy Transfer Partners, LP	9.00%	4/15/2019	$3,444
7,000	Energy Transfer Partners, LP	5.20	2/01/2022	7,680
5,000	Energy Transfer Partners, LP	4.75	1/15/2026	5,163
17,010	Energy Transfer Partners, LP	3.77 (f)	11/01/2066	11,907
10,000	Enterprise Products Operating, LLC	6.30	9/15/2017	10,415
5,000	Enterprise Products Operating, LLC	3.90	2/15/2024	5,239
9,250	Enterprise Products Operating, LLC	7.03	1/15/2068	9,766
6,437	EQT Midstream Partners, LP	4.00	8/01/2024	6,369
10,000	Florida Gas Transmission Co. (b)	5.45	7/15/2020	10,914
7,500	MPLX, LP	4.00	2/15/2025	7,427
5,000	NGPL Pipeco, LLC (b)	7.12	12/15/2017	5,250
10,000	NuStar Logistics, LP	8.15	4/15/2018	10,775
5,000	ONEOK Partners, LP	8.63	3/01/2019	5,698
10,000	ONEOK Partners, LP	4.90	3/15/2025	10,916
5,000	Plains All American Pipeline, LP	6.50	5/01/2018	5,332
3,000	Plains All American Pipeline, LP	8.75	5/01/2019	3,469
5,000	Questar Pipeline Co.	5.83	2/01/2018	5,251
7,000	Regency Energy Partners	4.50	11/01/2023	7,160
7,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	7,402
10,000	Sabine Pass LNG, LP	7.50	11/30/2016	10,044
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,978
4,000	Targa Resources Partners, LP	5.00	1/15/2018	4,120
1,000	Targa Resources Partners, LP	4.13	11/15/2019	1,014
10,000	TC PipeLines, LP	4.65	6/15/2021	10,655
3,000	Transcontinental Gas Pipe Line Co., LLC (b)	7.85	2/01/2026	3,811
10,000	Western Gas Partners, LP	5.38	6/01/2021	10,915
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,561
15,000	Williams Companies, Inc.	4.55	6/24/2024	15,337
				285,899
	Total Energy			528,555

Financials (13.1%)

Asset Management & Custody Banks (0.8%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,420
5,000	Bank of New York Mellon (e)	2.40	1/17/2017	5,009
10,000	Bank of New York Mellon	1.30	1/25/2018	10,012
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,032
10,000	Prospect Capital Corp.	5.00	7/15/2019	10,158
15,000	State Street Capital Trust IV	1.85 (f)	6/01/2077	12,919
				53,550
	Consumer Finance (0.4%)
5,000	Capital One Bank USA, N.A.	3.38	2/15/2023	5,114
5,000	Capital One Financial Corp. (c)	4.75	7/15/2021	5,521
10,000	Capital One Financial Corp.	3.75	4/24/2024	10,501
5,000	Discover Bank	3.10	6/04/2020	5,151
				26,287
	Diversified Banks (1.2%)
3,000	Bank of America Corp.	8.00	-(g)	3,060
9,000	Bank of America Corp.	4.00	4/01/2024	9,632
10,000	Bank of America Corp.	4.20	8/26/2024	10,467
5,000	Bank of America Corp.	3.95	4/21/2025	5,142
5,000	Bank of America, N.A.	6.10	6/15/2017	5,142
20,000	Citigroup, Inc.	4.40	6/10/2025	21,160
5,000	Citigroup, Inc.	4.45	9/29/2027	5,279
5,000	JPMorgan Chase & Co.	4.25	10/01/2027	5,330
2,610	JPMorgan Chase Bank, N.A.	6.00	10/01/2017	2,719
16,800	USB Realty Corp. (b)	2.03(f)	-(g)	15,120
				83,051
	Financial Exchanges & Data (0.2%)
10,000	S&P; Global, Inc.	4.00	6/15/2025	10,744

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Investment Banking & Brokerage (0.2%)
$10,000	Morgan Stanley	4.88%	11/01/2022	$10,998
	Life & Health Insurance (1.5%)
10,000	Forethought Financial Group (b)	8.63	4/15/2021	11,425
10,000	Lincoln National Corp.	4.20	3/15/2022	10,821
15,000	Lincoln National Corp.	3.16 (f)	5/17/2066	12,235
10,000	MetLife, Inc.	4.13	8/13/2042	10,101
4,000	Ohio National Financial Services, Inc. (b)	6.38	4/30/2020	4,506
5,000	Ohio National Financial Services, Inc. (b)	6.63	5/01/2031	6,263
10,000	Primerica, Inc.	4.75	7/15/2022	10,883
10,000	Prudential Financial, Inc.	5.63	6/15/2043	10,762
17,050	StanCorp Financial Group, Inc.	5.00	8/15/2022	18,111
6,625	StanCorp Financial Group, Inc.	6.90	6/01/2067	5,383
5,000	TIAA Asset Management Finance Co., LLC (b)	4.13	11/01/2024	5,195
				105,685
	Multi-Line Insurance (1.5%)
10,000	American International Group, Inc.	3.88	1/15/2035	9,746
11,500	Genworth Holdings, Inc.	6.15 (f)	11/15/2066	5,549
14,000	Glen Meadow Pass-Through Trust (b)	6.51 (f)	2/12/2067	11,060
20,500	Kemper Corp.	4.35	2/15/2025	20,851
10,000	Loews Corp.	2.63	5/15/2023	10,015
5,000	Loews Corp.	3.75	4/01/2026	5,259
10,000	MassMutual Global Funding II (b)	3.60	4/09/2024	10,561
29,505	Nationwide Mutual Insurance Co. (b)	3.14 (f)	12/15/2024	29,103
				102,144
	Multi-Sector Holdings (0.2%)
10,000	Berkshire Hathaway Finance Corp.	1.30	5/15/2018	10,012
5,000	Lubrizol Corp.	8.88	2/01/2019	5,797
				15,809
	Other Diversified Financial Services (0.1%)
5,000	Icahn Enterprises, LP	3.50	3/15/2017	5,009
	Property & Casualty Insurance (1.6%)
5,000	Allstate Corp.	5.75	8/15/2053	5,373
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	10,490
18,050	Chubb Corp.	6.38 (f)	3/29/2067	17,057
15,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	15,859
10,000	Ironshore Holdings, Inc. (b)	8.50	5/15/2020	11,321
19,300	Oil Insurance Ltd. (b)	3.82 (f)	-(g)	15,536
6,000	Old Republic International Corp.	3.88	8/26/2026	5,893
10,000	ProAssurance Corp.	5.30	11/15/2023	10,602
14,538	Progressive Corp.	6.70	6/15/2067	14,393
5,000	Travelers Companies, Inc.	6.25 (f)	3/15/2067	5,000
				111,524
	Regional Banks (4.7%)
5,000	AmSouth Bancorp.	6.75	11/01/2025	5,741
15,000	Banc of California, Inc.	5.25	4/15/2025	15,140
5,000	Bank of the Ozarks, Inc.	5.50	7/01/2026	5,250
5,000	BankUnited, Inc.	4.88	11/17/2025	5,095
10,000	Citizens Bank, N.A.	2.45	12/04/2019	10,148
15,000	Citizens Financial Group, Inc. (b)	4.15	9/28/2022	15,474
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,496
8,000	CoBiz Financial, Inc.	5.63	6/25/2030	8,560
20,000	Compass Bank	3.88	4/10/2025	19,461
10,000	Cullen/Frost Capital Trust II	2.39 (f)	3/01/2034	8,664
10,000	Eagle Bancorp, Inc.	5.00	8/01/2026	10,375
5,000	Fifth Third Bancorp	2.30	3/01/2019	5,048
10,000	Fifth Third Bank	3.85	3/15/2026	10,531

5 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,500	First Maryland Capital Trust I	1.88% (f)	1/15/2027	$3,006
10,000	First Niagara Financial Group, Inc. (e)	7.25	12/15/2021	12,223
10,000	First Republic Bank	2.38	6/17/2019	10,062
10,000	FirstMerit Bank, N.A.	4.27	11/25/2026	10,382
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,225
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,000
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,343
20,000	Key Bank, N.A.	3.40	5/20/2026	20,325
5,000	LegacyTexas Financial Group	5.50	12/01/2025	5,063
20,000	MUFG Americas Holdings Corp.	3.00	2/10/2025	20,087
10,000	MUFG Union Bank, N.A.	2.25	5/06/2019	10,103
22,685	People's United Financial, Inc.	3.65	12/06/2022	23,297
7,000	PNC Bank, N.A.	4.20	11/01/2025	7,740
10,000	PNC Financial Services	2.85	11/09/2022	10,170
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	10,001
5,000	Sterling National Bank	5.25	4/01/2026	5,075
6,021	Susquehanna Bancshares, Inc.	5.38	8/15/2022	6,891
10,000	TCF National Bank	6.25	6/08/2022	11,143
5,000	Webster Financial Corp.	4.38	2/15/2024	5,135
				321,254
	Reinsurance (0.2%)
10,000	Alterra Finance, LLC	6.25	9/30/2020	11,377
2,000	Alterra USA Holdings Ltd. (b)	7.20	4/14/2017	2,036
				13,413
	Specialized Finance (0.1%)
10,000	National Rural Utilities Cooperative Finance
	Corp.	4.75	4/30/2043	10,237
	Thrifts & Mortgage Finance (0.4%)
3,250	Chittenden Corp.	1.50 (f)	2/14/2017	3,246
10,000	EverBank Financial Corp.	5.75	7/02/2025	10,511
10,000	Flagstar Bancorp, Inc. (b)	6.13	7/15/2021	10,425
				24,182
	Total Financials			893,887
	Health Care (2.4%)
	Biotechnology (0.6%)
10,000	AbbVie, Inc.	1.75	11/06/2017	10,038
5,000	AbbVie, Inc.	3.20	11/06/2022	5,151
10,000	AbbVie, Inc.	3.60	5/14/2025	10,216
15,000	Baxalta, Inc.	4.00	6/23/2025	15,728
				41,133
	Health Care Equipment (0.4%)
10,000	Covidien International Finance S.A.	2.95	6/15/2023	10,287
10,000	CR Bard, Inc.	3.00	5/15/2026	10,033
10,000	Medtronic, Inc.	4.38	3/15/2035	10,991
				31,311
	Health Care Facilities (0.4%)
5,000	HCA, Inc.	5.00	3/15/2024	5,220
15,000	HCA, Inc.	5.25	4/15/2025	15,750
2,500	HCA, Inc.	4.50	2/15/2027	2,475
2,000	Tenet Healthcare Corp.	4.50	4/01/2021	2,010
				25,455
	Health Care Services (0.2%)
15,000	Express Scripts Holding Co.	3.40	3/01/2027	14,758
	Managed Health Care (0.1%)
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,147

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Pharmaceuticals (0.7%)
$15,000	Actavis Funding SCS	3.80%	3/15/2025	$15,594
20,000	Mallinckrodt International Finance S.A.	4.75	4/15/2023	17,525
5,000	Mylan N.V. (b)	3.75	12/15/2020	5,226
5,000	Mylan N.V. (b)	3.95	6/15/2026	4,997
5,000	Valeant Pharmaceuticals International, Inc. (b)	6.75	8/15/2021	4,350
				47,692
	Total Health Care			165,496
	Industrials (5.5%)
	Aerospace & Defense (0.5%)
15,000	Arconic, Inc.	5.13	10/01/2024	15,713
10,000	Lockheed Martin Corp.	3.60	3/01/2035	10,042
10,000	Raytheon Co.	4.20	12/15/2044	11,055
				36,810
	Air Freight & Logistics (0.2%)
10,000	FedEx Corp.	3.90	2/01/2035	9,967
	Airlines (1.8%)
505	America West Airlines, Inc. Pass-Through Trust	6.87	7/02/2018	510
4,787	American Airlines, Inc. Pass-Through Trust (b)	7.00	7/31/2019	5,044
8,854	American Airlines, Inc. Pass-Through Trust	3.70	4/01/2028	9,220
9,764	American Airlines, Inc. Pass-Through Trust	4.00	3/22/2029	10,361
409	Continental Airlines, Inc. Pass-Through Trust	7.88	1/02/2020	427
2,177	Continental Airlines, Inc. Pass-Through Trust	5.50	4/29/2022	2,288
8,277	Continental Airlines, Inc. Pass-Through Trust	4.15	10/11/2025	8,918
4,236	Continental Airlines, Inc. Pass-Through Trust	4.00	4/29/2026	4,548
8,625	Delta Air Lines Pass-Through Trust	3.88	1/30/2029	9,207
15,190	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	15,551
14,491	Spirit Airlines, Inc. Pass-Through Trust	4.10	10/01/2029	14,871
7,000	United Airlines, Inc. Pass-Through Trust	3.70	6/01/2024	7,429
4,511	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,900
18,846	United Airlines, Inc. Pass-Through Trust	3.75	3/03/2028	19,824
3,225	US Airways Group, Inc. Pass-Through Trust	6.25	10/22/2024	3,656
8,715	US Airways Group, Inc. Pass-Through Trust	3.95	5/15/2027	9,206
				125,960
	Construction Machinery & Heavy Trucks (0.3%)
10,000	Caterpillar Financial Services Corp.	1.25	11/06/2017	10,017
4,925	Terex Corp. (a)	3.59	8/13/2021	4,916
5,000	Wabtec Corp. (b)	3.45	11/15/2026	4,998
				19,931
	Electrical Components & Equipment (0.4%)
15,000	Eaton Corp.	2.75	11/02/2022	15,306
10,000	Hubbell, Inc.	3.35	3/01/2026	10,309
				25,615
	Industrial Conglomerates (0.3%)
15,000	General Electric Capital Corp./LJ VP Holdings,
	LLC (b)	3.80	6/18/2019	15,900
5,921	General Electric Co.	5.00	-(g)	6,280
				22,180
	Industrial Machinery (0.4%)
10,000	CNH Industrial Capital, LLC	3.88	7/16/2018	10,113
6,500	CNH Industrial Capital, LLC	3.38	7/15/2019	6,593
5,000	Hillenbrand, Inc.	5.50	7/15/2020	5,423
1,500	Ingersoll-Rand Co.	9.00	8/15/2021	1,898
5,000	Stanley Black & Decker, Inc.	5.75	12/15/2053	5,338
				29,365

7 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Railroads (1.1%)
$8,000	Burlington Northern Santa Fe, LLC	3.75%	4/01/2024	$8,706
10,000	Burlington Northern Santa Fe, LLC	3.65	9/01/2025	10,836
7,000	Burlington Northern Santa Fe, LLC	3.90	8/01/2046	7,176
7,000	Kansas City Southern Co.	3.13	6/01/2026	7,003
5,000	TTX Co. (b)	4.15	1/15/2024	5,300
10,000	TTX Co. (b)	3.60	1/15/2025	10,466
5,000	Union Pacific Corp.	7.88	1/15/2019	5,675
10,000	Union Pacific Corp.	3.38	2/01/2035	9,970
10,000	Union Pacific Corp.	4.25	4/15/2043	10,629
				75,761
	Trading Companies & Distributors (0.3%)
10,000	ILFC E-Capital Trust I (b)	4.00 (f)	12/21/2065	8,000
5,000	International Lease Finance Corp. (b)	7.13	9/01/2018	5,456
4,000	United Rentals North America, Inc.	6.13	6/15/2023	4,200
				17,656
	Trucking (0.2%)
5,000	J.B. Hunt Transport Services, Inc.	3.85	3/15/2024	5,232
5,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (b)	3.38	3/15/2018	5,106
5,000	Ryder System, Inc.	3.45	11/15/2021	5,266
				15,604
	Total Industrials			378,849
	Information Technology (1.7%)
	Application Software (0.1%)
4,975	Solera, LLC. (a)	5.75	3/03/2023	5,038
	Communications Equipment (0.3%)
5,000	Cisco Systems, Inc.	2.90	3/04/2021	5,226
10,000	Cisco Systems, Inc.	2.60	2/28/2023	10,249
3,000	Commscope, Inc. (b)	4.38	6/15/2020	3,086
				18,561
	Data Processing & Outsourced Services (0.1%)
5,000	Total System Services, Inc.	4.80	4/01/2026	5,563
	Electronic Manufacturing Services (0.1%)
10,000	Molex Electronic Technologies, LLC (b)	3.90	4/15/2025	10,099
	Home Entertainment Software (0.1%)
7,500	Activision Blizzard, Inc. (b)	3.40	9/15/2026	7,449
	Internet Software & Services (0.1%)
4,250	VeriSign, Inc.	5.25	4/01/2025	4,505
	IT Consulting & Other Services (0.1%)
5,000	IBM Corp.	7.63	10/15/2018	5,595
	Semiconductor Equipment (0.2%)
10,000	Applied Materials, Inc.	5.10	10/01/2035	11,604
	Semiconductors (0.1%)
10,000	QUALCOMM, Inc.	4.65	5/20/2035	10,889
	Systems Software (0.4%)
20,000	Microsoft Corp.	4.20	11/03/2035	22,004
10,000	Microsoft Corp.	3.45	8/08/2036	9,893
				31,897
	Technology Hardware, Storage, & Peripherals (0.1%)
7,500	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp. (b)	4.42	6/15/2021	7,851

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Total Information Technology			$119,051

Materials (2.3%)

Commodity Chemicals (0.2%)

$10,000	Westlake Chemical Corp. (b)	3.60%	8/15/2026	10,017
	Construction Materials (0.0%)
3,000	Eagle Materials, Inc.	4.50	8/01/2026	3,029
	Diversified Chemicals (0.5%)
20,000	Dow Chemical Co.	4.25	10/01/2034	20,673
10,000	E.I. du Pont de Nemours & Co.	2.80	2/15/2023	10,133
				30,806
	Diversified Metals & Mining (0.2%)
3,998	Freeport-McMoRan, Inc. (a)	3.29	5/31/2018	3,994
5,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	4,838
5,000	Freeport-McMoRan, Inc.	4.00	11/14/2021	4,750
				13,582
	Fertilizers & Agricultural Chemicals (0.1%)
5,000	Monsanto Co.	3.38	7/15/2024	5,152
5,000	Monsanto Co.	3.95	4/15/2045	4,730
				9,882
	Metal & Glass Containers (0.4%)
4,000	Ball Corp.	4.38	12/15/2020	4,280
3,000	Ball Corp.	5.00	3/15/2022	3,240
5,000	Ball Corp.	5.25	7/01/2025	5,335
5,000	Crown Americas LLC/Crown Americas Capital
	Corp. (b)	4.25	9/30/2026	4,912
3,883	Greif, Inc.	6.75	2/01/2017	3,917
8,828	Reynolds Group Holdings, Inc. (a)	4.25	2/05/2023	8,863
				30,547
	Paper Packaging (0.3%)
2,000	Graphic Packaging International, Inc.	4.13	8/15/2024	1,995
5,000	International Paper Co.	3.80	1/15/2026	5,279
7,500	International Paper Co.	3.00	2/15/2027	7,414
5,000	Sealed Air Corp. (b)	6.88	7/15/2033	5,400
				20,088
	Specialty Chemicals (0.3%)
3,321	Albemarle Corp.	3.00	12/01/2019	3,420
15,000	RPM International, Inc.	6.13	10/15/2019	16,710
				20,130
	Steel (0.3%)
5,000	Allegheny Ludlum Corp.	6.95	12/15/2025	4,700
5,000	Allegheny Technologies, Inc.	9.38	6/01/2019	5,275
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	9,300
				19,275
	Total Materials			157,356
	Real Estate (3.2%)
	REITs - Diversified (0.5%)
5,000	Liberty Property, LP	6.63	10/01/2017	5,232
6,000	Spirit Realty Capital, Inc. (b)	4.45	9/15/2026	5,920
10,000	VEREIT Operating Partnership, LP	3.00	2/06/2019	10,140
15,000	Washington REIT	3.95	10/15/2022	15,306
				36,598
	REITs - Health Care (0.4%)
4,000	Care Capital Properties, LP (b)	5.13	8/15/2026	3,974

9 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	MPT Operating Partnership, LP / MPT Finance
	Corp.	5.25%	8/01/2026	$2,045
10,000	Ventas Realty, LP	4.00	4/30/2019	10,500
10,000	Welltower, Inc.	6.13	4/15/2020	11,319
				27,838
	REITs - Industrial (0.1%)
5,000	ProLogis, LP	7.38	10/30/2019	5,776
	REITs - Office (0.7%)
5,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	5,429
5,000	Alexandria Real Estate Equities, Inc.	4.50	7/30/2029	5,290
8,034	Boston Properties, LP (c)	3.70	11/15/2018	8,340
10,000	Boston Properties, LP	5.88	10/15/2019	11,081
10,000	Boston Properties, LP	3.85	2/01/2023	10,599
7,500	Columbia Property Trust Operating Partnership,
	LP	3.65	8/15/2026	7,465
				48,204
	REITs - Residential (0.4%)
5,000	AvalonBay Communities, Inc.	3.63	10/01/2020	5,295
5,000	AvalonBay Communities, Inc.	3.45	6/01/2025	5,197
9,000	ERP Operating, LP	2.85	11/01/2026	8,908
7,000	UDR, Inc.	4.63	1/10/2022	7,720
				27,120
	REITs - Retail (0.8%)
3,000	Federal Realty Investment Trust	5.90	4/01/2020	3,390
7,000	Federal Realty Investment Trust	3.00	8/01/2022	7,230
10,000	Federal Realty Investment Trust	2.75	6/01/2023	10,053
5,000	National Retail Properties, Inc.	6.88	10/15/2017	5,252
5,000	National Retail Properties, Inc.	4.00	11/15/2025	5,309
5,000	Realty Income Corp.	4.13	10/15/2026	5,407
6,000	Realty Income Corp.	3.00	1/15/2027	5,909
2,000	Regency Centers, LP	6.00	6/15/2020	2,245
10,000	Simon Property Group, LP	4.13	12/01/2021	10,942
				55,737
	REITs - Specialized (0.3%)
4,444	Communications Sales & Leasing, Inc. (a)	4.50	10/24/2022	4,467
10,000	Crown Castle International Corp.	5.25	1/15/2023	11,212
4,000	EPR Properties	7.75	7/15/2020	4,639
				20,318
	Total Real Estate			221,591
	Telecommunication Services (1.8%)
	Integrated Telecommunication Services (1.5%)
25,000	AT&T;, Inc.	4.50	5/15/2035	24,895
10,000	Centel Capital Corp.	9.00	10/15/2019	11,508
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,188
2,000	CenturyLink, Inc.	6.75	12/01/2023	2,063
10,000	Frontier Communications Corp.	11.00	9/15/2025	10,276
8,909	Frontier Communications Corp.	7.88	1/15/2027	7,862
5,000	Qwest Corp. (e)	6.75	12/01/2021	5,556
15,000	Verizon Communications, Inc.	4.50	9/15/2020	16,320
10,000	Verizon Communications, Inc.	4.40	11/01/2034	10,163
5,000	Verizon Communications, Inc.	4.13	8/15/2046	4,793
				103,624
	Wireless Telecommunication Services (0.3%)
4,774	Grain Spectrum Funding II (b)	3.29	10/10/2034	4,783
11,000	Sprint Spectrum Co., LLC (b)	3.36	3/20/2023	11,082

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,000	T-Mobile USA, Inc.	6.63%	11/15/2020	$4,115
				19,980
	Total Telecommunication Services			123,604

Utilities (6.0%)

Electric Utilities (3.3%)

5,000	Atlantic City Electric Co.	3.38	9/01/2024	5,138
10,000	Cleco Corporate Holdings, LLC (b)	3.74	5/01/2026	10,340
5,000	Cleveland Electric Illuminating Co.	8.88	11/15/2018	5,692
7,000	Duke Energy Carolinas	3.88	3/15/2046	7,257
10,000	Duke Energy Indiana, LLC	3.75	5/15/2046	10,050
10,000	Duke Energy Progress, Inc.	4.15	12/01/2044	10,707
3,500	Duquesne Light Holdings, Inc. (b)	5.90	12/01/2021	4,033
4,000	Entergy Arkansas, Inc.	3.05	6/01/2023	4,123
7,000	Entergy Louisiana, LLC	4.95	1/15/2045	7,460
10,000	Entergy Texas, Inc.	2.55	6/01/2021	10,219
508	FPL Energy American Wind, LLC (b)	6.64	6/20/2023	508
5,000	Georgia Power Co.	3.25	4/01/2026	5,263
3,168	Mississippi Power Co.	4.25	3/15/2042	2,903
10,000	Monongahela Power Co. (b)	4.10	4/15/2024	10,893
5,000	Nevada Power Co.	7.13	3/15/2019	5,657
4,000	NextEra Energy Capital Holdings, Inc.	6.65	6/15/2067	3,610
5,000	NextEra Energy Capital Holdings, Inc.	7.30	9/01/2067	5,038
5,000	Oglethorpe Power Corp.	6.10	3/15/2019	5,464
5,000	Oncor Electric Delivery Co., LLC	3.75	4/01/2045	5,083
15,000	Pacific Gas & Electric Co.	2.95	3/01/2026	15,429
26,130	PPL Capital Funding, Inc.	6.70 (f)	3/30/2067	23,447
5,000	South Carolina Electric & Gas Co.	5.30	5/15/2033	5,809
5,000	South Carolina Electric & Gas Co.	4.10	6/15/2046	5,216
10,000	Southern California Edison Co.	6.25	-(g)	11,213
10,000	Southern Co.	3.25	7/01/2026	10,269
1,508	Tri-State Generation & Transmission
	Association Pass-Through Trust (b)	6.04	1/31/2018	1,532
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.70	11/01/2044	10,977
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.25	6/01/2046	10,298
10,000	Xcel Energy, Inc.	3.30	6/01/2025	10,433
				224,061
	Gas Utilities (0.6%)
4,000	Atmos Energy Corp.	8.50	3/15/2019	4,624
10,000	Atmos Energy Corp.	4.13	10/15/2044	10,456
10,000	National Fuel Gas Co. (e)	4.90	12/01/2021	10,741
10,000	National Fuel Gas Co.	5.20	7/15/2025	10,734
7,000	Southern Co. Gas Capital	3.25	6/15/2026	7,180
				43,735
	Independent Power Producers & Energy Traders (0.3%)
816	AES Corp.	3.84 (f)	6/01/2019	817
5,000	AES Corp.	4.88	5/15/2023	4,986
10,000	AES Corp.	5.50	4/15/2025	10,150
4,938	Calpine Corp. (a)	3.59	5/27/2022	4,953
				20,906
	Multi-Utilities (1.6%)
5,000	Ameren Illinois Co.	9.75	11/15/2018	5,816
15,000	Berkshire Hathaway Energy Co.	4.50	2/01/2045	16,587
5,000	Black Hills Corp.	5.88	7/15/2020	5,609
10,000	Black Hills Corp.	4.25	11/30/2023	10,786
15,000	Northern States Power Co.	4.00	8/15/2045	16,047
20,000	Northern States Power Co.	3.60	5/15/2046	20,196
5,000	Northwestern Corp.	6.34	4/01/2019	5,535
10,000	Public Service Electric	3.80	3/01/2046	10,484

11 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Puget Sound Energy, Inc.	6.97%	6/01/2067	$4,263
15,000	WEC Energy Group, Inc.	6.25	5/15/2067	13,200
				108,523
	Water Utilities (0.2%)
10,000	Aquarion Co., Inc. (b)	4.00	8/15/2024	10,425
	Total Utilities			407,650
	Total Corporate Obligations (cost: $3,221,019)			3,327,177
	EURODOLLAR AND YANKEE OBLIGATIONS (15.9%)
	Consumer Discretionary (0.5%)
	Automobile Manufacturers (0.3%)
10,000	American Honda Finance Corp. (b)	7.63	10/01/2018	11,162
5,000	Daimler Finance, N.A., LLC (b)	1.88	1/11/2018	5,026
5,000	Daimler Finance, N.A., LLC (b)	2.25	7/31/2019	5,066
				21,254
	Publishing (0.2%)
10,000	Pearson Funding Four plc (b)	3.75	5/08/2022	10,074
	Total Consumer Discretionary			31,328
	Consumer Staples (1.2%)
	Brewers (0.3%)
20,000	Anheuser-Busch InBev S.A./N.V.	4.70	2/01/2036	22,213
	Distillers & Vintners (0.2%)
10,000	Pernod Ricard S.A. (b)	4.25	7/15/2022	10,853
	Packaged Foods & Meat (0.1%)
4,000	Kerry Group Financial Services (b)	3.20	4/09/2023	3,947
	Tobacco (0.6%)
20,000	BAT International Finance plc (b)	3.95	6/15/2025	21,483
20,000	Imperial Brands Finance plc (b)	4.25	7/21/2025	21,594
				43,077
	Total Consumer Staples			80,090
	Energy (0.9%)
	Integrated Oil & Gas (0.5%)
10,000	BP Capital Markets plc	1.63	8/17/2017	10,017
4,000	Husky Energy, Inc.	7.25	12/15/2019	4,633
10,000	Petrobras Global Finance B.V.	3.00	1/15/2019	9,815
3,500	Repsol Oil & Gas Canada, Inc.	7.75	6/01/2019	3,851
10,000	Shell International Finance B.V.	3.63	8/21/2042	9,365
				37,681
	Oil & Gas Exploration & Production (0.2%)
10,000	Woodside Finance Ltd. (b)	8.75	3/01/2019	11,371
	Oil & Gas Storage & Transportation (0.2%)
6,000	TransCanada PipeLines Ltd.	1.88	1/12/2018	6,026
12,124	TransCanada PipeLines Ltd.	6.35	5/15/2067	9,729
				15,755
	Total Energy			64,807
	Financials (5.6%)
	Diversified Banks (4.4%)
15,000	ABN AMRO Bank N.V. (b)	4.75	7/28/2025	15,814
10,000	ABN AMRO Bank N.V. (b)	4.80	4/18/2026	10,607

Portfolio of Investments | 12
Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Australia & New Zealand Banking Group
	Ltd. (b)	4.40%	5/19/2026	$10,430
4,000	Banco Santander Chile (b)	1.78 (f)	4/11/2017	3,995
10,000	Bank of Montreal	2.50	1/11/2017	10,031
10,000	Bank of Nova Scotia	4.50	12/16/2025	10,573
5,000	Barclays Bank plc (b)	6.05	12/04/2017	5,211
10,000	BBVA Bancomer S.A. Texas Agency (b)	4.38	4/10/2024	10,544
5,000	BNP Paribas S.A. (b)	7.20	-(g)	5,656
5,000	BNP Paribas S.A. (b)	4.38	9/28/2025	5,143
10,000	BNP Paribas S.A. (b)	4.38	5/12/2026	10,324
3,828	Canadian Imperial Bank of Commerce (b)	7.26	4/10/2032	4,643
5,000	Caribbean Development Bank (b)	4.38	11/09/2027	5,282
10,000	Cooperatieve Rabobank U.A.	3.38	1/19/2017	10,051
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,854
16,903	Cooperatieve Rabobank U.A.	3.95	11/09/2022	17,743
15,000	DNB Bank ASA (b)	3.20	4/03/2017	15,128
5,000	HBOS plc (b)	6.75	5/21/2018	5,329
15,000	HSBC Bank plc	1.19 (f)	-(g)	10,500
10,000	HSBC Holdings plc	3.90	5/25/2026	10,363
5,000	National Australia Bank Ltd.	3.00	1/20/2023	5,138
11,000	Nordea Bank AB (b)	4.88	5/13/2021	12,124
20,000	Royal Bank of Canada	4.65	1/27/2026	21,727
5,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	5,286
7,000	Royal Bank of Scotland Group plc	3.88	9/12/2023	6,864
5,000	Royal Bank of Scotland Group plc	4.80	4/05/2026	5,107
10,000	Santander UK plc (b)	5.00	11/07/2023	10,393
5,000	Santander UK plc	4.00	3/13/2024	5,395
4,355	Standard Chartered Bank (b)	6.40	9/26/2017	4,529
10,000	Swedbank AB (b)	1.75	3/12/2018	10,039
7,500	Swedbank AB (b)	2.65	3/10/2021	7,701
10,000	Toronto-Dominion Bank	3.63	9/15/2031	10,006
10,000	Westpac Banking Corp. (b),(c)	2.45	11/28/2016	10,011
				302,541
	Diversified Capital Markets (0.1%)
10,000	Credit Suisse Group Funding Guernsey Ltd. (b)	4.55	4/17/2026	10,508
	Life & Health Insurance (0.1%)
6,000	Great-West Life & Annuity Insurance Capital,
	LP (b)	3.36 (f)	5/16/2046	4,800
	Other Diversified Financial Services (0.5%)
15,000	ING Bank N.V. (b)	3.75	3/07/2017	15,127
5,500	ING Bank N.V.	4.13	11/21/2023	5,631
5,000	ING Capital Funding Trust III	4.44 (f)	-(g)	4,975
10,000	Nationwide Building Society (b)	4.00	9/14/2026	9,885
				35,618
	Property & Casualty Insurance (0.5%)
20,000	QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	22,675
5,000	XLIT Ltd.	6.50 (f)	-(g)	3,847
5,000	XLIT Ltd.	4.45	3/31/2025	5,090
				31,612
	Total Financials			385,079
	Government (0.2%)
	Foreign Government (0.2%)
10,000	Italy Government International Bond	5.38	6/15/2033	12,018
	Health Care (0.4%)
	Pharmaceuticals (0.4%)
15,000	Teva Pharmaceuticals Finance	3.15	10/01/2026	14,619

13 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	GlaxoSmithKline Capital, Inc.	4.20%	3/18/2043	$11,072
				25,691
	Total Health Care			25,691

Industrials (3.4%)

Aerospace & Defense (0.1%)

5,000	Bombardier, Inc. (b)	5.50	9/15/2018	5,179
	Agricultural & Farm Machinery (0.2%)
15,000	CNH Industrial N.V.	4.50	8/15/2023	15,112
	Airlines (1.3%)
4,789	Air Canada Pass-Through Trust (b)	5.38	11/15/2022	5,022
22,473	Air Canada Pass-Through Trust (b)	4.13	11/15/2026	23,793
9,602	Air Canada Pass-Through Trust (b)	3.60	9/15/2028	9,951
6,000	Air Canada Pass-Through Trust (b)	3.75	6/15/2029	6,368
18,027	British Airways Pass-Through Trust (b)	4.63	12/20/2025	19,311
9,054	Turkish Airlines Pass-Through Trust (b)	4.20	9/15/2028	8,709
2,566	Virgin Australia Trust (b)	6.00	4/23/2022	2,608
6,043	Virgin Australia Trust (b)	5.00	4/23/2025	6,277
10,000	WestJet Airlines Ltd. (b)	3.50	6/16/2021	10,278
				92,317
	Airport Services (0.5%)
10,000	Heathrow Funding Ltd. (b)	4.88	7/15/2023	10,802
15,000	Sydney Airport Finance Co. Proprietary Ltd. (b)	3.90	3/22/2023	15,816
10,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63	4/28/2026	10,216
				36,834
	Diversified Support Services (0.1%)
5,500	Brambles USA, Inc. (b)	4.13	10/23/2025	5,839
	Industrial Conglomerates (0.9%)
7,500	CK Hutchison International 16 Ltd. (b)	2.75	10/03/2026	7,322
10,000	Hutchison Whampoa International Ltd. (b)	2.00	11/08/2017	10,053
5,000	Hutchison Whampoa International Ltd. (b)	4.63	1/13/2022	5,562
10,000	Hutchison Whampoa International Ltd. (b)	3.63	10/31/2024	10,534
20,000	Siemens Financieringsmaatschappij N.V. (b)	3.25	5/27/2025	20,942
7,000	Smiths Group plc (b)	3.63	10/12/2022	7,169
				61,582
	Railroads (0.2%)
12,000	Canadian National Railway Co.	2.75	3/01/2026	12,262
	Trading Companies & Distributors (0.1%)
7,000	Aercap Ireland Cap Ltd.	4.63	7/01/2022	7,324
	Total Industrials			236,449
	Information Technology (0.0%)
	Semiconductors (0.0%)
1,066	NXP B.V. (a)	3.75	12/07/2020	1,072
	Materials (2.2%)
	Commodity Chemicals (0.2%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,625
	Construction Materials (0.2%)
3,000	CEMEX, S.A.B. de C.V. (b)	6.50	12/10/2019	3,210
10,000	Holcim US Finance Sarl & Cie SCS (b)	6.00	12/30/2019	11,152
				14,362
	Diversified Chemicals (0.0%)
2,505	Cytec Industries, Inc.	8.95	7/01/2017	2,606

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Diversified Metals & Mining (0.5%)
$5,000	Anglo American Capital plc (b)	2.63%	9/27/2017	$5,019
5,000	Anglo American Capital plc (b)	4.88	5/14/2025	5,112
10,000	Glencore Funding, LLC (b)	2.50	1/15/2019	10,061
5,000	Glencore Funding, LLC (b)	4.13	5/30/2023	4,970
5,000	Rio Tinto Finance (USA) Ltd.	9.00	5/01/2019	5,885
				31,047
	Fertilizers & Agricultural Chemicals (0.2%)
10,000	Potash Corp. of Saskatchewan, Inc.	3.00	4/01/2025	9,867
2,000	Yara International ASA (b)	7.88	6/11/2019	2,275
				12,142
	Gold (0.4%)
15,000	Goldcorp, Inc.	3.70	3/15/2023	15,492
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,550
				26,042
	Metal & Glass Containers (0.1%)
7,500	CCL Industries, Inc. (b)	3.25	10/01/2026	7,397
2,500	Reynolds Group Holdings Ltd. (b)	5.13	7/15/2023	2,569
				9,966
	Paper Products (0.1%)
5,000	Amcor Finance USA, Inc. (b)	3.63	4/28/2026	5,101
	Precious Metals & Minerals (0.2%)
10,000	Fresnillo plc (b)	5.50	11/13/2023	10,962
	Specialty Chemicals (0.1%)
10,000	Air Liquide Finance SA (b)	3.50	9/27/2046	9,767
	Steel (0.2%)
10,000	ArcelorMittal	7.25	2/25/2022	11,400
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,025
				16,425
	Total Materials			149,045
	Real Estate (0.6%)
	REITs - Residential (0.1%)
5,000	Vonovia Finance B.V. (b)	3.20	10/02/2017	5,058
	REITs - Retail (0.5%)
5,000	Scentre Group Trust (b)	2.38	4/28/2021	5,039
10,000	Scentre Group Trust (b)	3.25	10/28/2025	10,076
20,000	WEA Finance, LLC / Westfield UK & Europe
	Finance plc (b)	3.75	9/17/2024	20,870
				35,985
	Total Real Estate			41,043
	Utilities (0.9%)
	Electric Utilities (0.7%)
5,000	Comision Federal de Electricidad (b)	4.75	2/23/2027	5,100
25,000	Electricite De France S.A. (b)	5.25	-(g)	24,844
6,000	Emera US Finance, LP (b)	3.55	6/15/2026	6,141
10,000	Fortis, Inc. (b)	3.06	10/04/2026	9,861
3,500	Transelec S.A. (b)	3.88	1/12/2029	3,561
				49,507
	Independent Power Producers & Energy Traders (0.2%)
10,200	Transalta Corp.	6.90	5/15/2018	10,723
	Total Utilities			60,230
	Total Eurodollar and Yankee Obligations (cost: $1,043,720)			1,086,852

15 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)(h)	Security	Rate	Maturity	(000)

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)

CAD	15,000	Province of Alberta	2.55%	12/15/2022	$11,824
CAD	20,000	Province of Ontario	2.85	6/02/2023	16,060
		Total Foreign Government Obligations (cost: $34,601)			27,884
		ASSET-BACKED SECURITIES (2.1%)
		Financials (1.8%)
		Asset-Backed Financing (1.8%)
	$690	Access Group, Inc.	1.14 (f)	4/25/2029	684
	1,667	AESOP Funding II, LLC (b)	3.41	11/20/2017	1,668
	2,356	ARL First, LLC (b)	2.28 (f)	12/15/2042	2,288
	2,000	Avis Budget Rental Car Funding Aesop (b)	4.42	9/20/2019	2,027
	6,907	CIT Education Loan Trust (b)	1.16 (f)	6/25/2042	5,785
	8,500	CIT Equipment Collateral (b)	2.15	2/20/2020	8,532
	2,000	Citibank Credit Card Issuance Trust	5.35	2/07/2020	2,105
	5,000	Credit Acceptance Auto Loan Trust (b)	2.29	4/15/2022	5,023
	3,000	Credit Acceptance Auto Loan Trust (b)	3.30	7/17/2023	2,992
	2,929	Drive Auto Receivables Trust (b)	2.28	6/17/2019	2,941
	7,000	Element Rail Leasing I, LLC (b)	3.67	4/19/2044	6,953
	4,476	Exeter Automobile Receivables Trust (b)	2.42	1/15/2019	4,482
	4,142	Exeter Automobile Receivables Trust (b)	2.17	5/15/2019	4,152
	2,908	First Investors Auto Owner Trust (b)	2.26	3/15/2019	2,912
	20,000	Louisiana Environmental Facilities and
		Community Dev.	3.24	8/01/2028	21,308
	10,000	MMAF Equipment Finance, LLC (b)	2.49	2/19/2036	10,258
	3,000	Navient Student Loan Trust	2.03 (f)	8/25/2050	2,584
	1,124	Nelnet Student Loan Trust	1.15 (f)	9/22/2035	924
	5,000	SBA Tower Trust (b)	2.90	10/15/2044	5,089
	6,622	SLM Student Loan Trust	1.11 (f)	1/25/2041	5,674
	2,512	SLM Student Loan Trust	1.43 (f)	10/25/2065	2,199
	3,750	TCF Auto Receivables Owner Trust (b)	2.89	7/15/2021	3,797
	10,000	Trip Rail Master Funding, LLC (b)	4.09	4/15/2044	9,824
	4,725	Westlake Automobile Receivables Trust (b)	2.24	4/15/2020	4,739
	2,000	Westlake Automobile Receivables Trust (b)	2.45	1/15/2021	2,019
					120,959
		Total Financials			120,959
		Telecommunication Services (0.1%)
		Wireless Telecommunication Services (0.1%)
	10,000	Crown Castle Towers, LLC (b)	3.22	5/15/2042	10,344
		Utilities (0.2%)
		Electric Utilities (0.2%)
	15,000	Hawaii Dept. of Business Economic Dev. &
		Tourism	3.24	1/01/2031	15,523
		Total Asset-Backed Securities (cost: $144,369)			146,826
		COLLATERALIZED LOAN OBLIGATIONS (0.8%)
		Financials (0.8%)
	3,500	American Money Management Corp. (b),(d),(i)	2.36 (f)	10/15/2028	3,500
	10,000	Babson Ltd. (b)	2.27 (f)	10/17/2026	9,969
	7,500	Dryden Senior Loan Fund (b)	2.38 (f)	4/15/2027	7,510
	4,000	Dryden Senior Loan Fund (b)	2.65 (f)	7/20/2029	4,017
	5,000	Loomis Sayles Ltd. (b)	2.41 (f)	10/15/2027	5,002
	10,000	Race Point Ltd. (b)	2.48 (f)	7/25/2028	10,037

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$6,500	Teachers Insurance and Annuity Association of
	America (b)	2.58% (f)	7/20/2028	$6,522
9,750	Trinitas Ltd.	2.43 (f)	10/25/2028	9,758
	Total Financials			56,315
	Total Collateralized Loan Obligations (cost: $56,237)			56,315
	COMMERCIAL MORTGAGE SECURITIES (4.7%)
	Financials (4.7%)
	Commercial Mortgage-Backed Securities (4.0%)
917	Banc of America Commercial Mortgage, Inc.	5.00	11/10/2042	916
5,000	Banc of America Commercial Mortgage, Inc.	5.00	7/10/2044	3,813
115	Bear Stearns Commercial Mortgage Securities,
	Inc.	4.99	9/11/2042	115
10,000	Citigroup Commercial Mortgage Trust	3.36	7/10/2047	10,585
2,500	Citigroup Commercial Mortgage Trust	3.62	7/10/2047	2,688
4,000	Citigroup Commercial Mortgage Trust	3.86	7/10/2047	4,276
8,600	Commercial Mortgage Trust	3.25	10/15/2045	8,914
5,925	Commercial Mortgage Trust (b)	3.42	10/15/2045	6,193
6,000	Commercial Mortgage Trust	2.77	12/10/2045	6,205
4,000	Commercial Mortgage Trust	3.61	6/10/2046	4,304
5,931	Commercial Mortgage Trust	5.35	12/10/2046	5,927
7,500	Commercial Mortgage Trust	4.08	8/10/2047	8,062
20,000	FREMF Mortgage Trust (b),(d),(i)	2.65	8/25/2026	20,600
2,500	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	2,478
2,369	GMAC Commercial Mortgage Securities, Inc.	5.29	11/10/2045	2,366
6,000	GS Mortgage Securities Corp. II	3.21	5/10/2045	6,160
5,000	GS Mortgage Securities Corp. II	3.38	5/10/2045	5,330
5,000	GS Mortgage Securities Trust	3.28	2/10/2046	5,203
5,000	GS Mortgage Securities Trust (b)	3.68	2/10/2046	5,266
5,000	GS Mortgage Securities Trust	4.24	8/10/2046	5,568
6,000	GS Mortgage Securities Trust	3.76	7/10/2048	6,524
15,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (b)	5.00	11/15/2043	16,202
5,697	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.82	5/15/2045	6,273
10,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.27	6/15/2045	10,846
10,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	10,030
9,000	J.P. Morgan Chase Commercial Mortgage
	Securities Trust	4.44	2/15/2047	9,923
242	LB-UBS Commercial Mortgage Trust	5.38	11/15/2038	242
8,499	Morgan Stanley Capital I, Inc.	5.37	12/15/2043	8,495
2,750	Morgan Stanley Capital I, Inc. (b)	5.20	6/15/2044	3,025
3,000	Morgan Stanley Capital I, Inc.	3.77	3/15/2045	3,177
7,000	Morgan Stanley Capital I, Inc.	4.00	5/15/2048	7,560
9,375	UBS Commercial Mortgage Trust	4.17	5/10/2045	10,162
15,000	UBS Commercial Mortgage Trust	4.82	5/10/2045	16,189
2,313	UBS-Barclays Commercial Mortgage Trust (b)	4.18	5/10/2063	2,504
1,500	WF-RBS Commercial Mortgage Trust (b),(e)	5.00	6/15/2044	1,680
5,000	WF-RBS Commercial Mortgage Trust	3.35	5/15/2045	5,187
10,000	WF-RBS Commercial Mortgage Trust	4.09	6/15/2045	10,870
5,000	WF-RBS Commercial Mortgage Trust	3.24	12/15/2045	5,159
20,000	WF-RBS Commercial Mortgage Trust	3.65	12/15/2046	21,256
				270,273
	Interest-Only Commercial Mortgage-Backed Securities (0.7%)
43,256	Commercial Mortgage Pass-Through
	Certificates (j)	2.00	5/15/2045	3,282
70,322	Commercial Mortgage Trust Pass-Through
	Certificates (j)	1.00	10/15/2045	5,160
68,518	Freddie Mac (+)	1.00	10/25/2018	1,753

17 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$67,322	Freddie Mac (+)	1.00%	3/25/2019	$2,018
59,692	Freddie Mac (+)	1.00	1/25/2022	3,476
94,529	Freddie Mac (+)	1.44	5/25/2022	6,207
72,129	Freddie Mac (+)	1.00	6/25/2022	4,950
70,234	Freddie Mac (+)	0.88	10/25/2022	3,024
95,977	Freddie Mac (+)	1.00	11/25/2022	4,867
34,704	GS Mortgage Securities Corp. II (j)	2.00	5/10/2045	2,697
190,667	GS Mortgage Securities Trust (b),(j)	0.21	5/03/2032	3,810
53,597	UBS Commercial Mortgage Trust (b),(j)	2.09	5/10/2045	4,990
33,586	WF Commercial Mortgage Trust (b),(j)	2.00	10/15/2045	2,485
				48,719
	Total Financials			318,992
	Total Commercial Mortgage Securities (cost: $304,822)			318,992

U.S. GOVERNMENT AGENCY ISSUES (2.8%)(k)

Mortgage-Backed Pass-Through Securities (2.6%)

11,250	Fannie Mae (+)	2.15	1/25/2023	11,402
11,615	Fannie Mae (+)	2.50	2/01/2028	11,966
2,163	Fannie Mae (+)	5.00	6/01/2033	2,407
597	Fannie Mae (+)	5.50	7/01/2021	641
2,423	Fannie Mae (+)	5.50	9/01/2035	2,788
1,204	Fannie Mae (+)	5.50	10/01/2035	1,372
331	Fannie Mae (+)	5.50	1/01/2036	375
1,252	Fannie Mae (+)	5.50	4/01/2036	1,421
1,190	Fannie Mae (+)	5.50	2/01/2037	1,341
1,234	Fannie Mae (+)	5.50	3/01/2037	1,401
629	Fannie Mae (+)	5.50	11/01/2037	711
1,628	Fannie Mae (+)	5.50	5/01/2038	1,844
1,317	Fannie Mae (+)	6.00	5/01/2036	1,512
987	Fannie Mae (+)	6.00	6/01/2036	1,139
1,294	Fannie Mae (+)	6.00	8/01/2037	1,502
310	Fannie Mae (+)	6.50	4/01/2031	368
6	Fannie Mae (+)	6.50	7/01/2031	6
540	Fannie Mae (+)	6.50	3/01/2032	632
13	Fannie Mae (+)	7.00	10/01/2022	14
7	Fannie Mae (+)	7.00	3/01/2023	7
30	Fannie Mae (+)	7.00	4/01/2023	31
3,500	Freddie Mac (+)	1.60	8/15/2051	3,476
10,000	Freddie Mac (+)	2.59	5/25/2026	10,199
17,000	Freddie Mac (+)	2.77	5/25/2025	17,655
15,000	Freddie Mac (+)	2.81	1/25/2025	15,731
12,000	Freddie Mac (+)	2.85	3/25/2026	12,374
7,000	Freddie Mac (+)	3.00	12/25/2025	7,410
8,000	Freddie Mac (+)	3.01	7/25/2025	8,486
10,000	Freddie Mac (+)	3.02	1/25/2025	10,631
12,677	Freddie Mac (+)	3.50	5/01/2042	13,350
15,500	Freddie Mac (+)	3.51	4/25/2030	16,662
237	Freddie Mac (+)	5.00	6/01/2020	244
782	Freddie Mac (+)	5.00	1/01/2021	832
973	Freddie Mac (+)	5.50	11/01/2020	1,034
311	Freddie Mac (+)	5.50	12/01/2020	328
981	Freddie Mac (+)	5.50	12/01/2035	1,122
703	Freddie Mac (+)	5.50	4/01/2036	794
3,689	Government National Mortgage Assn. I	5.00	8/15/2033	4,191
98	Government National Mortgage Assn. I	6.00	8/15/2028	113
170	Government National Mortgage Assn. I	6.00	9/15/2028	195
1,645	Government National Mortgage Assn. I	6.00	9/15/2028	1,926
49	Government National Mortgage Assn. I	6.00	9/15/2028	56
277	Government National Mortgage Assn. I	6.00	10/15/2028	323
30	Government National Mortgage Assn. I	6.00	1/15/2029	35
138	Government National Mortgage Assn. I	6.00	1/15/2029	158
213	Government National Mortgage Assn. I	6.00	1/15/2029	244

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$270	Government National Mortgage Assn. I	6.00%	1/15/2033	$316
14	Government National Mortgage Assn. I	6.50	6/15/2023	17
167	Government National Mortgage Assn. I	6.50	7/15/2023	192
6	Government National Mortgage Assn. I	6.50	7/15/2023	7
27	Government National Mortgage Assn. I	6.50	9/15/2023	31
163	Government National Mortgage Assn. I	6.50	10/15/2023	187
129	Government National Mortgage Assn. I	6.50	10/15/2023	148
22	Government National Mortgage Assn. I	6.50	10/15/2023	25
135	Government National Mortgage Assn. I	6.50	12/15/2023	155
239	Government National Mortgage Assn. I	6.50	12/15/2023	275
46	Government National Mortgage Assn. I	6.50	1/15/2024	53
88	Government National Mortgage Assn. I	6.50	2/15/2024	101
58	Government National Mortgage Assn. I	6.50	4/15/2026	66
291	Government National Mortgage Assn. I	6.50	5/15/2028	344
481	Government National Mortgage Assn. I	6.50	10/15/2031	553
24	Government National Mortgage Assn. I	7.00	5/15/2023	25
47	Government National Mortgage Assn. I	7.00	5/15/2023	51
35	Government National Mortgage Assn. I	7.00	5/15/2023	38
17	Government National Mortgage Assn. I	7.00	5/15/2023	17
106	Government National Mortgage Assn. I	7.00	6/15/2023	114
91	Government National Mortgage Assn. I	7.00	6/15/2023	98
46	Government National Mortgage Assn. I	7.00	8/15/2023	47
21	Government National Mortgage Assn. I	7.00	8/15/2023	22
75	Government National Mortgage Assn. I	7.00	8/15/2023	81
14	Government National Mortgage Assn. I	7.00	8/15/2023	15
60	Government National Mortgage Assn. I	7.00	9/15/2023	64
21	Government National Mortgage Assn. I	7.00	1/15/2026	23
10	Government National Mortgage Assn. I	7.00	3/15/2026	11
25	Government National Mortgage Assn. I	7.00	3/15/2026	27
195	Government National Mortgage Assn. I	7.00	10/15/2027	231
161	Government National Mortgage Assn. I	7.00	6/15/2029	179
329	Government National Mortgage Assn. I	7.00	6/15/2029	371
21	Government National Mortgage Assn. I	7.00	7/15/2029	21
232	Government National Mortgage Assn. I	7.00	8/15/2031	270
106	Government National Mortgage Assn. I	7.00	7/15/2032	119
82	Government National Mortgage Assn. I	7.50	7/15/2023	88
80	Government National Mortgage Assn. I	7.50	6/15/2026	90
147	Government National Mortgage Assn. I	7.50	6/15/2026	164
93	Government National Mortgage Assn. I	7.50	7/15/2026	103
158	Government National Mortgage Assn. I	7.50	5/15/2027	179
166	Government National Mortgage Assn. I	7.50	2/15/2028	196
126	Government National Mortgage Assn. I	7.50	12/15/2028	151
101	Government National Mortgage Assn. I	7.50	8/15/2029	114
654	Government National Mortgage Assn. II	5.50	4/20/2033	742
604	Government National Mortgage Assn. II	6.00	8/20/2032	702
449	Government National Mortgage Assn. II	6.00	9/20/2032	528
210	Government National Mortgage Assn. II	6.50	8/20/2031	249
				178,049
	Other U.S. Government Guaranteed Securities (0.2%)
9,198	Totem Ocean Trailer Express, Inc., Title XI	6.37	4/15/2028	10,912
5,721	Washington Aircraft 1 Co. Ltd. (NBGA)	2.64	9/15/2026	5,969
				16,881
	Total U.S. Government Agency Issues (cost: $184,737)			194,930

U.S. TREASURY SECURITIES (11.2%)

Bonds (4.1%)

30,000	3.88%, 8/15/2040	37,541
20,000	4.25%, 11/15/2040	26,425
40,000	2.75%, 8/15/2042	41,573
10,000	2.75%, 11/15/2042	10,381

19 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	3.38%, 5/15/2044			$5,821
25,000	3.00%, 11/15/2044			27,160
70,000	2.50%, 2/15/2045			68,797
5,000	3.00%, 11/15/2045			5,430
60,000	2.50%, 2/15/2046			58,884
				282,012
	Inflation-Indexed Notes (1.0%)
57,497	2.38%, 1/15/2025			68,121
	Notes (6.1%)
5,000	3.38%, 11/15/2019			5,353
50,000	3.63%, 2/15/2020 (p)			54,122
45,000	3.50%, 5/15/2020			48,694
25,000	2.63%, 8/15/2020			26,341
55,000	2.63%, 11/15/2020			58,049
25,000	2.00%, 2/15/2022			25,759
20,000	1.63%, 8/15/2022			20,170
20,000	1.63%, 11/15/2022			20,119
10,000	2.00%, 2/15/2023			10,270
5,000	2.50%, 5/15/2024			5,297
10,000	2.25%, 11/15/2024			10,399
80,000	2.00%, 2/15/2025			81,547
5,000	2.25%, 11/15/2025			5,186
50,000	1.63%, 2/15/2026			49,181
				420,487
	Total U.S. Treasury Securities (cost: $725,548)			770,620

MUNICIPAL BONDS (8.5%)

Airport/Port (1.0%)

6,500	Chicago Midway Airport	5.00%	1/01/2025	7,663
8,000	Chicago Midway Airport	5.00	1/01/2026	9,391
5,000	Chicago O'Hare International Airport	5.00	1/01/2021	5,685
12,570	Dallas-Fort Worth International Airport Facilities	4.00	11/01/2021	13,735
2,265	Dallas-Fort Worth International Airport
	Facilities (c)	4.44	11/01/2021	2,495
8,250	Miami-Dade County	2.70	10/01/2026	8,120
1,700	Port of Corpus Christi Auth.	3.29	12/01/2023	1,786
1,500	Port of Corpus Christi Auth.	3.39	12/01/2024	1,571
1,000	Port of Corpus Christi Auth.	3.49	12/01/2025	1,054
5,000	Port of Oakland	4.50	5/01/2030	5,567
11,700	Port of Oakland	4.50	5/01/2032	12,934
				70,001
	Appropriated Debt (0.9%)
5,600	Brevard County School Board	1.70	7/01/2017	5,628
4,955	Indiana Finance Auth.	4.36	7/15/2029	5,639
4,260	Indiana Finance Auth.	4.53	7/15/2031	4,857
1,500	Indiana Finance Auth.	3.62	7/01/2036	1,552
3,250	Jacksonville	2.00	10/01/2019	3,304
3,000	Jacksonville	2.37	10/01/2020	3,075
5,000	Kannapolis	7.28	3/01/2027	5,394
10,000	Kansas Dev. Finance Auth.	4.73	4/15/2037	10,869
2,000	McLennan County Public Facility	3.90	6/01/2029	2,032
10,000	Miami-Dade County School Board (INS)	5.38	5/01/2031	11,509
6,000	Palm Beach County School Board	5.40	8/01/2025	6,982
850	Placentia Yorba Linda USD	5.40	8/01/2021	960
				61,801

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Casinos & Gaming (0.0%)
$6,557	Mashantucket (Western) Pequot Tribe (l)	7.35%	7/01/2026	$984
	Community Service (0.0%)
2,750	Art Institute of Chicago	3.23	3/01/2022	2,880
	Education (0.7%)
2,000	Austin Texas Community College District Public
	Auth.	6.91	8/01/2035	2,656
5,000	El Paso County	4.47	10/01/2035	5,265
9,520	Indiana State	2.13	7/15/2019	9,680
5,000	New Jersey EDA	2.42	6/15/2018	5,023
14,310	New Jersey EDA	4.45	6/15/2020	14,935
2,700	New Jersey EDA	5.25	9/01/2022	2,969
1,625	Pennsylvania Public School Building Auth. (INS)	2.84	12/01/2019	1,698
1,300	Pennsylvania Public School Building Auth. (INS)	4.08	12/01/2023	1,441
2,000	Torrance USD	5.52	8/01/2021	2,282
				45,949
	Education Services (0.2%)
6,080	Princeton Theological Seminary	4.11	7/01/2023	6,802
5,000	Univ. of Notre Dame	3.44	2/15/2045	5,129
				11,931
	Electric Utilities (0.3%)
5,000	Appling County Dev. Auth	2.40	1/01/2038(m)	5,130
3,000	Hawaii Department of Budget and Finance	3.25	1/01/2025	3,175
10,000	Ohio Air Quality Dev. Auth.	3.75	12/01/2023(m)	9,340
5,000	Ohio Water Dev. Auth.	4.00	12/01/2033(m)	4,553
				22,198
	Electric/Gas Utilities (0.7%)
10,000	Cleveland Public Power	5.50	11/15/2038	10,455
2,000	Jackson Energy Auth.	2.90	4/01/2022	2,009
2,745	Jackson Energy Auth.	3.05	4/01/2023	2,735
3,915	Jackson Energy Auth.	3.20	4/01/2024	3,924
10,000	Long Island Power Auth.	5.25	5/01/2022	11,021
2,500	Long Island Power Auth.	3.98	9/01/2025	2,614
2,500	Long Island Power Auth.	4.13	9/01/2026	2,615
5,682	Pedernales Electric Cooperative, Inc. (b)	5.95	11/15/2022	6,285
3,680	Piedmont Municipal Power Agency	4.34	1/01/2017	3,696
				45,354
	Escrowed Bonds (0.1%)
7,300	New Jersey EDA (PRE)	5.25	9/01/2022	8,543
	General Obligation (1.4%)
1,250	City and County of Honolulu	2.51	11/01/2022	1,291
5,000	City and County of Honolulu	2.51	11/01/2022	5,136
900	City and County of Honolulu	2.81	11/01/2023	933
730	City and County of Honolulu	2.91	11/01/2024	755
680	City and County of Honolulu	3.06	11/01/2025	699
775	City and County of Honolulu	3.16	11/01/2026	798
625	City and County of Honolulu	3.26	11/01/2027	647
690	City and County of Honolulu	3.36	11/01/2028	717
7,000	Hawaii	2.80	10/01/2027	7,104
1,250	Las Virgenes USD	5.54	8/01/2025	1,481
2,000	Oyster Bay	5.25	2/03/2017	2,008
10,000	Philadelphia School District (d)	5.06	9/01/2042	10,140

21 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,250	Riverside Community College District	3.49%	8/01/2023	$4,461
3,000	Riverside Community College District	3.61	8/01/2024	3,140
10,000	Scranton School District (b)	4.00	12/01/2025(m)	10,007
3,625	Scranton School District	4.13	6/15/2034(m)	3,639
1,800	State of Mississippi	2.83	12/01/2024	1,850
2,000	State of Mississippi	3.03	12/01/2025	2,069
10,000	State of Mississippi	3.73	10/01/2032	10,456
10,000	State of Washington	5.25	2/01/2036	11,581
3,845	Town of Hamden	4.93	8/15/2030	3,921
10,000	Town of Stratford	5.75	8/15/2030	11,466
2,200	Winnebago	3.80	12/01/2026	2,279
				96,578
	Health Care Facilities (0.1%)
8,000	Metropolitan Nashville & Davidson County
	Health & Educational Board	4.05	7/01/2026	8,554
	Hospital (1.1%)
7,000	Baylor Scott & White Holdings	3.10	11/15/2025	7,107
10,000	Baylor Scott & White Holdings	2.65	11/15/2026	9,967
4,250	Boston Medical Center Corp.	4.52	7/01/2026	4,533
10,000	Community Hospitals of Indiana	4.24	5/01/2025	10,468
15,000	Eastern Maine Healthcare	5.02	7/01/2036	14,956
15,000	Mercy Healthcare System	3.38	11/01/2025	15,560
10,000	Rochester Health Care Facilities	4.50	11/15/2038(m)	11,521
				74,112
	Multi-Utilities (0.1%)
5,000	New York Energy Research and Dev. Auth.	2.38	7/01/2026(m)	5,122
	Municipal Finance (0.1%)
10,000	Pennsylvania State IDA (b)	3.56	7/01/2024	9,956
	Real Estate Tax/Fee (0.4%)
5,000	Industry Public Facilities Auth. (INS)	3.47	1/01/2021	5,266
5,000	Industry Public Facilities Auth. (INS)	3.82	1/01/2022	5,358
5,250	San Marcos Redevelopment Agency	4.02	10/01/2025	5,554
6,500	San Marcos Redevelopment Agency	4.47	10/01/2029	6,730
2,590	Vista Redevelopment Agency (INS)	4.13	9/01/2030	2,667
				25,575
	Sales Tax (0.1%)
3,500	Arizona School Facilities Board	2.38	9/01/2019	3,585
	Semiconductors (0.0%)
1,250	Sandoval County	2.32	6/01/2019	1,261
1,000	Sandoval County	2.72	6/01/2020	1,024
				2,285
	Special Assessment/Tax/Fee (0.8%)
9,000	Colony Local Dev. Corp. (INS)	4.38	10/01/2033	9,413
5,000	Maine Municipal Bond Bank	4.25	6/01/2023	5,444
5,000	New Jersey Transportation Trust Fund Auth.	1.76	12/15/2018	4,916
3,320	New Jersey Transportation Trust Fund Auth.	5.50	12/15/2022	3,822
5,000	New York City Transitional Finance Auth.	5.00	2/01/2035	5,733
7,000	New York MTA (ETM)	1.47	7/01/2018	7,048
10,000	South Carolina Public Service Auth.	4.77	12/01/2045	11,040
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2022	5,689
				53,105

Portfolio of Investments | 22

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Toll Roads (0.1%)
$3,000	North Texas Tollway Auth.	5.00%	9/01/2031	$3,473
	Water/Sewer Utility (0.4%)
6,500	Chicago Wastewater Transmission	5.84	1/01/2035	7,312
5,000	Houston Utility System	5.00	11/15/2033	5,703
10,825	New York Municipal Water Finance Auth.	5.25	6/15/2040	11,963
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,979
				27,957
	Total Municipal Bonds (cost: $548,222)			579,943
	Total Bonds (cost: $6,263,275)			6,509,539

Number

of Shares

EQUITY SECURITIES (2.2%)

COMMON STOCKS (0.7%)

Consumer Staples (0.0%)

Household Products (0.0%)

24,000 Kimberly-Clark Corp.	2,746

Energy (0.1%)

Integrated Oil & Gas (0.1%)

23,780	Chevron Corp.	2,491
55,000	Royal Dutch Shell plc ADR "A"	2,740
		5,231
	Total Energy	5,231

Financials (0.2%)

Asset Management & Custody Banks (0.0%)

202,000	Prospect Capital Corp.	1,594
	Consumer Finance (0.0%)
24,649	Synchrony Financial	705
	Diversified Banks (0.0%)
50,000	Bank of Montreal	3,180
25,000	Canadian Imperial Bank of Commerce	1,874
		5,054
	Regional Banks (0.1%)
260,336	KeyCorp	3,676
282,414	Regions Financial Corp.	3,025
		6,701
	REITs - Mortgage (0.1%)
89,000	AGNC Investment Corp.	1,785
219,132	Annaly Capital Management, Inc.	2,270
199,850	MFA Financial, Inc.	1,461
292,200	Two Harbors Investment Corp.	2,434
		7,950
	Total Financials	22,004

23 | USAA Income Fund

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)

Health Care (0.1%)

Pharmaceuticals (0.1%)

59,920 Merck & Co., Inc. $ 3,518

Industrials (0.0%)

Industrial Conglomerates (0.0%)

91,835 General Electric Co.	2,672

Information Technology (0.1%)

Semiconductors (0.1%)

91,943	Intel Corp.	3,206
18,500	QUALCOMM, Inc.	1,271
		4,477
	Total Information Technology	4,477

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

70,050	AT&T;, Inc.	2,577
21,000	Verizon Communications, Inc.	1,010
		3,587
	Total Telecommunication Services	3,587

Utilities (0.1%)

Electric Utilities (0.0%)

46,500	Southern Co.	2,398
	Multi-Utilities (0.1%)
65,000	CMS Energy Corp.(c)	2,740
15,200	Dominion Resources, Inc.(c)	1,143
		3,883
	Total Utilities	6,281
	Total Common Stocks (cost: $42,517)	50,516
	PREFERRED STOCKS (1.5%)
	Consumer Staples (0.4%)
	Agricultural Products (0.4%)
200,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	6,256
172,520	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)	18,368
		24,624
	Total Consumer Staples	24,624
	Financials (0.2%)
	Diversified Banks (0.0%)
40,000	Citigroup Capital XIII, 7.26%	1,043
	Property & Casualty Insurance (0.1%)
$5,000	Catlin Insurance Co. Ltd., 7.25%, perpetual(b)	4,037

Portfolio of Investments | 24

		Market
Number of		Value
Shares	Security	(000)
	Regional Banks (0.1%)
10,800	M&T; Bank Corp., 6.38%, cumulative redeemable, perpetual	$11,368
	Total Financials	16,448
	Industrials (0.1%)
	Office Services & Supplies (0.1%)
3,000	Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
	perpetual(b)	3,009
	Real Estate (0.7%)
	REITs - Industrial (0.3%)
344,500	ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual	22,500
	REITs - Residential (0.4%)
250,000	Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual	17,312
142,500	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual	9,196
		26,508
	Total Real Estate	49,008
	Utilities (0.1%)
	Electric Utilities (0.1%)
200,000	Entergy Texas, Inc., 5.63%	5,517
	Total Preferred Stocks (cost: $81,954)	98,606
	Total Equity Securities (cost: $124,471)	149,122
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (1.7%)

COMMERCIAL PAPER (1.5%)

Financials (0.5%)

Asset-Backed Financing (0.3%)

$19,690	Ridgefield Funding Co. LLC (b),(n)	0.70%	11/02/2016	19,690
	Specialized Finance (0.2%)
13,500	National Rural Utilities	0.44	11/18/2016	13,497
	Total Financials			33,187
	Materials (0.8%)
	Diversified Chemicals (0.3%)
5,000	E.I. du Pont de Nemours and Co. (b),(n)	0.71	11/02/2016	5,000
13,840	E.I. du Pont de Nemours and Co. (b),(n)	0.71	11/04/2016	13,839
				18,839
	Paper Products (0.5%)
1,469	Georgia Pacific LLC (b),(n)	0.56	11/08/2016	1,469
20,000	Georgia Pacific LLC (b),(n)	0.52	11/09/2016	19,998

25 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$11,286	Georgia Pacific LLC (b),(n)	0.52%	11/16/2016	$11,283
				32,750
	Total Materials			51,589

Municipal Bonds (0.0%)

Hospital (0.0%)

1,482 Catholic Health Initiatives	0.80	11/02/2016	1,482

Utilities (0.2%)

Gas Utilities (0.2%)

16,979 Northern Illinois Gas Co.	0.50	11/09/2016	16,977
Total Commercial Paper			103,235

VARIABLE-RATE DEMAND NOTES (0.1%)

Materials (0.1%)

Forest Products (0.1%)

9,200 Liberty County IDA	0.83	10/01/2028	9,200

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

4,859,132 State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (o)	4,859
Total Money Market Instruments (cost: $117,294)	117,294
Total Investments (cost: $6,505,040)	$6,775,955
			Unrealized
Number of	Expiration	Contract	Appreciation/
			(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (q)

LONG FUTURES

Interest Rate Contracts

119	10YR U.S. Treasury Note	12/20/2016	$15,426	$(136)
159	U.S. Treasury Bond	12/20/2016	25,872	(1,149)
	Total Long Futures		$41,298	$(1,285)
	Total Futures		$41,298	$(1,285)

Portfolio of Investments | 26

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $		3,327,177	$	— $	3,327,177
Eurodollar and Yankee Obligations		—		1,086,852		—	1,086,852
Foreign Government Obligations		—		27,884		—	27,884
Asset-Backed Securities		—		146,826		—	146,826
Collateralized Loan Obligations		—		52,815		3,500	56,315
Commercial Mortgage Securities		—		318,992		—	318,992
U.S. Government Agency Issues		—		194,930		—	194,930
U.S. Treasury Securities		770,620		—		—	770,620
Municipal Bonds		—		579,943		—	579,943
Equity Securities:
Common Stocks		50,516		—		—	50,516
Preferred Stocks		—		98,606		—	98,606
Money Market Instruments:
Commercial Paper		—		103,235		—	103,235
Variable-Rate Demand Notes		—		9,200		—	9,200
Government & U.S. Treasury Money Market
Funds		4,859		—		—	4,859
Total		$825,995		$5,946,460		$3,500	$6,775,955
Liabilities		LEVEL 1		LEVEL 2		LEVEL 3	Total
Futures (1)		$(1,285)	$	— $		— $	(1,285)

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Collateralized
Loan
Obligations
Balance as of July 31, 2016	$4,000
Purchases	3,500
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(4,000)
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of October 31, 2016	$3,500

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through October 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Collateralized Loan	$-	$4,000	$(4,000)
Obligations (I)

(I) Transferred from Level 3 to Level 2 as a result of observable market data.

27 | USAA Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-

1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. Effective December 1, 2016, the Fund will offer a new class of shares, R6 Shares, which will be available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

28 | USAA Income Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

29 | USAA Income Fund

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 30

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of

31 | USAA Income Fund

an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $335,252,000 and $64,337,000, respectively, resulting in net unrealized appreciation of $270,915,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $6,853,450,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.3% of net assets at October 31, 2016.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash

Notes to Portfolio of Investments | 32

flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD	Canadian dollars
EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust
Title XI	The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms.
The guarantee carries the full faith and credit of the U.S. government.
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

33 | USAA Income Fund

provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway
Assurance Corp., or Build America Mutual Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2016.

(d) At October 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $36,744,000, which included when-issued securities of $34,240,000.

(e) At October 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2016.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) In U.S. dollars unless otherwise noted.

(i) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $24,100,000, which represented 0.4% of the Fund's net assets.

(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2016, was $22,424,000, which represented 0.3% of the Fund's net assets.

Notes to Portfolio of Investments | 34

(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(l) Security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(m) Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(o) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

(p) Securities and cash with a value of $2,485,000 is segregated as collateral for initial margin requirements on open futures contracts.

(q) The contract value of futures purchased as a percentage of Net Assets is 0.6%.

35 | USAA Income Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA INCOME STOCK FUND

OCTOBER 31, 2016

(Form N-Q)

48452 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Stock Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.0%)

COMMON STOCKS (96.0%)

Consumer Discretionary (4.8%)

Advertising (0.5%)

150,200	Omnicom Group, Inc.	$11,989
	Auto Parts & Equipment (0.6%)
29,358	Adient plc*	1,336
293,581	Johnson Controls International plc	11,837
89,100	Magna International, Inc.	3,658
		16,831
	Automobile Manufacturers (0.7%)
140,366	Daimler AG ADR	9,993
804,000	Ford Motor Co.	9,439
		19,432
	Distributors (0.5%)
141,917	Genuine Parts Co.	12,856
	General Merchandise Stores (0.3%)
123,800	Target Corp.	8,509
	Home Improvement Retail (0.5%)
101,401	Home Depot, Inc.	12,372
	Hotels, Resorts & Cruise Lines (0.2%)
131,089	Carnival Corp.	6,436
	Movies & Entertainment (0.7%)
460,648	Regal Entertainment Group "A"	9,909
83,291	Time Warner, Inc.	7,412
		17,321
	Restaurants (0.7%)
183,018	Brinker International, Inc.	9,012
84,530	McDonald's Corp.	9,515
		18,527
	Specialized Consumer Services (0.1%)
138,200	H&R; Block, Inc.	3,174
	Total Consumer Discretionary	127,447
	Consumer Staples (12.6%)
	Agricultural Products (0.2%)
61,100	Bunge Ltd.	3,789
	Brewers (0.5%)
137,264	Molson Coors Brewing Co. "B"	14,249

1 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Drug Retail (0.7%)
96,938	CVS Health Corp.	$8,152
133,900	Walgreens Boots Alliance, Inc.	11,078
		19,230
	Household Products (3.0%)
111,672	Colgate-Palmolive Co.	7,969
215,589	Kimberly-Clark Corp.	24,665
520,928	Procter & Gamble Co.	45,217
		77,851
	Hypermarkets & Super Centers (1.2%)
462,670	Wal-Mart Stores, Inc.	32,396
	Packaged Foods & Meat (1.7%)
154,300	B&G; Foods, Inc.	6,542
279,956	Campbell Soup Co.	15,213
265,997	Kraft Heinz Co.	23,661
		45,416
	Personal Products (0.6%)
374,200	Unilever N.V.	15,649
	Soft Drinks (1.4%)
340,445	Coca-Cola Co.	14,435
255,140	Coca-Cola European Partners plc	9,807
108,570	PepsiCo, Inc.	11,639
		35,881
	Tobacco (3.3%)
374,567	Altria Group, Inc.	24,767
372,535	Philip Morris International, Inc.	35,927
491,557	Reynolds American, Inc.	27,075
		87,769
	Total Consumer Staples	332,230
	Energy (8.0%)
	Integrated Oil & Gas (5.7%)
342,100	Chevron Corp.	35,835
339,243	Exxon Mobil Corp.	28,266
706,509	Occidental Petroleum Corp.	51,511
670,308	Royal Dutch Shell plc ADR "A"	33,388
		149,000
	Oil & Gas Drilling (0.2%)
101,000	Helmerich & Payne, Inc.	6,374
	Oil & Gas Equipment & Services (0.7%)
98,100	Halliburton Co.	4,513
194,900	Schlumberger Ltd.	15,247
		19,760
	Oil & Gas Exploration & Production (0.6%)
216,100	ConocoPhillips	9,389
408,800	Marathon Oil Corp.	5,388
		14,777
	Oil & Gas Storage & Transportation (0.8%)
330,135	Enterprise Products Partners, LP	8,333
294,690	Spectra Energy Corp.	12,321
		20,654
	Total Energy	210,565

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (15.3%)

Asset Management & Custody Banks (1.2%)

181,600	Bank of New York Mellon Corp.	$7,858
37,224	BlackRock, Inc.	12,702
141,900	State Street Corp.	9,963
		30,523
	Consumer Finance (0.5%)
439,613	Synchrony Financial	12,569
	Diversified Banks (4.5%)
1,394,800	Bank of America Corp.	23,014
113,999	Commonwealth Bank of Australia ADR	6,365
720,200	JPMorgan Chase & Co.	49,881
403,342	U.S. Bancorp	18,054
459,034	Wells Fargo & Co.	21,120
		118,434
	Insurance Brokers (1.2%)
383,097	Arthur J. Gallagher & Co.	18,477
214,038	Marsh & McLennan Companies, Inc.	13,568
		32,045
	Investment Banking & Brokerage (0.4%)
290,100	Morgan Stanley	9,739
	Life & Health Insurance (0.5%)
289,300	MetLife, Inc.	13,585
	Multi-Line Insurance (0.4%)
647,543	Allianz SE ADR	10,056
	Property & Casualty Insurance (1.5%)
135,900	Allstate Corp.	9,227
109,500	Chubb Ltd.	13,906
297,100	Progressive Corp.	9,362
171,000	XL Group Ltd.	5,934
		38,429
	Regional Banks (3.8%)
686,500	BB&T; Corp.	26,911
544,300	Fifth Third Bancorp	11,844
763,200	KeyCorp	10,776
83,754	M&T; Bank Corp.	10,279
578,524	People's United Financial, Inc.	9,395
336,500	PNC Financial Services Group, Inc.	32,170
		101,375
	Specialized Finance (1.3%)
348,269	CME Group, Inc.	34,862
	Total Financials	401,617
	Health Care (10.3%)
	Biotechnology (1.9%)
826,401	AbbVie, Inc.	46,097
64,800	Gilead Sciences, Inc.	4,771
		50,868
	Health Care Distributors (0.3%)
101,400	Cardinal Health, Inc.	6,965
	Health Care Equipment (1.1%)
342,860	Medtronic plc	28,121

3 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Managed Health Care (0.8%)
147,505	UnitedHealth Group, Inc.	$20,847
	Pharmaceuticals (6.2%)
484,741	Johnson & Johnson	56,225
764,179	Merck & Co., Inc.	44,873
197,500	Novartis AG ADR	14,026
1,511,664	Pfizer, Inc.	47,935
		163,059
	Total Health Care	269,860
	Industrials (13.8%)
	Aerospace & Defense (4.4%)
118,693	Boeing Co.	16,905
70,571	General Dynamics Corp.	10,638
110,989	Lockheed Martin Corp.	27,345
218,023	Raytheon Co.	29,784
293,246	United Technologies Corp.	29,970
		114,642
	Air Freight & Logistics (0.9%)
225,964	United Parcel Service, Inc. "B"	24,350
	Commercial Printing (0.6%)
270,650	Deluxe Corp.	16,564
	Construction Machinery & Heavy Trucks (0.2%)
76,000	Caterpillar, Inc.	6,343
	Electrical Components & Equipment (2.0%)
598,669	Eaton Corp. plc	38,177
265,997	Emerson Electric Co.	13,481
		51,658
	Environmental & Facilities Services (1.8%)
475,892	Republic Services, Inc.	25,046
331,139	Waste Management, Inc.	21,743
		46,789
	Industrial Conglomerates (3.1%)
147,284	3M Co.	24,346
1,617,603	General Electric Co.	47,072
92,285	Honeywell International, Inc.	10,122
		81,540
	Industrial Machinery (0.6%)
56,200	Parker-Hannifin Corp.	6,898
77,500	Stanley Black & Decker, Inc.	8,823
		15,721
	Railroads (0.2%)
66,000	Union Pacific Corp.	5,820
	Total Industrials	363,427
	Information Technology (11.9%)
	Communications Equipment (2.2%)
1,874,722	Cisco Systems, Inc.	57,516
	Data Processing & Outsourced Services (1.2%)
202,406	Automatic Data Processing, Inc.	17,621
241,956	Paychex, Inc.	13,356
		30,977

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (4.8%)
167,649	Analog Devices, Inc.	$10,746
1,009,736	Intel Corp.	35,210
158,500	Maxim Integrated Products, Inc.	6,281
353,628	Microchip Technology, Inc.	21,412
381,553	QUALCOMM, Inc.	26,220
375,658	Texas Instruments, Inc.	26,616
		126,485
	Systems Software (2.3%)
521,194	Microsoft Corp.	31,230
755,093	Oracle Corp.	29,011
		60,241
	Technology Hardware, Storage, & Peripherals (1.4%)
133,386	Apple, Inc.	15,145
288,600	Hewlett Packard Enterprise Co.	6,485
1,004,700	HP, Inc.	14,558
		36,188
	Total Information Technology	311,407
	Materials (2.6%)
	Commodity Chemicals (0.1%)
34,600	LyondellBasell Industries N.V. "A"	2,752
	Diversified Chemicals (1.3%)
551,723	Dow Chemical Co.	29,688
348,400	Huntsman Corp.	5,906
		35,594
	Fertilizers & Agricultural Chemicals (0.3%)
92,410	Agrium, Inc.	8,485
	Gold (0.3%)
557,700	Tahoe Resources, Inc.	6,726
	Paper Packaging (0.6%)
330,968	Bemis Co., Inc.	16,125
	Total Materials	69,682
	Real Estate (2.1%)
	REITs - Health Care (0.9%)
335,016	Welltower, Inc.	22,959
	REITs - Industrial (0.1%)
123,800	Duke Realty Corp.	3,237
	REITs - Office (0.1%)
21,900	Boston Properties, Inc.	2,639
	REITs - Residential (0.1%)
39,900	Equity Residential	2,464
	REITs - Retail (0.1%)
13,500	Simon Property Group, Inc.	2,510
	REITs - Specialized (0.8%)
166,457	Corrections Corp. of America	2,405
457,820	Iron Mountain, Inc.	15,442
10,900	Public Storage	2,330
		20,177
	Total Real Estate	53,986

5 | USAA Income Stock Fund

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (5.1%)

Integrated Telecommunication Services (3.0%)

697,912	AT&T;, Inc.	$25,676
335,482	CenturyLink, Inc.	8,917
886,677	Verizon Communications, Inc.	42,649
		77,242
	Wireless Telecommunication Services (2.1%)
430,900	Rogers Communications, Inc. "B"	17,335
1,377,097	Vodafone Group plc ADR	38,339
		55,674
	Total Telecommunication Services	132,916
	Utilities (9.5%)
	Electric Utilities (4.8%)
92,700	American Electric Power Co., Inc.	6,011
396,341	Duke Energy Corp.	31,715
101,500	Edison International	7,458
276,854	Entergy Corp.	20,399
328,812	Eversource Energy	18,104
49,100	NextEra Energy, Inc.	6,285
775,882	PPL Corp.	26,644
204,732	Southern Co.	10,558
		127,174
	Gas Utilities (0.4%)
161,304	WGL Holdings, Inc.	10,174
	Multi-Utilities (4.3%)
458,321	Ameren Corp.	22,893
411,015	CMS Energy Corp.	17,324
179,916	Dominion Resources, Inc.	13,530
436,607	NiSource, Inc.	10,155
149,672	SCANA Corp.	10,980
237,303	Vectren Corp.	11,939
428,852	WEC Energy Group, Inc.	25,611
		112,432
	Total Utilities	249,780
	Total Common Stocks	2,522,917
	Total Equity Securities (cost: $2,060,046)	2,522,917
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (3.9%)

COMMERCIAL PAPER (1.9%)

Financials (1.9%)

Asset-Backed Financing (1.9%)

$10,000	Crown Point Capital Co. (b),(c)	0.50%	11/10/2016	9,999
10,000	Victory Receivables Corp. (b),(c)	0.44	11/03/2016	10,000
10,000	LMA Americas, LLC (b),(c)	0.53	11/17/2016	9,997
10,000	Manhattan Asset Funding Co., LLC (b),(c)	0.55	11/29/2016	9,996

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Working Capital Management Co. (b),(c)	0.52%	11/16/2016	$9,998
	Total Commercial Paper			49,990

Number

of Shares

MONEY MARKET FUNDS (2.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.0%)

52,452,646 State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (a)	52,452
Total Money Market Instruments (cost: $102,442)	102,442
Total Investments (cost: $2,162,488)	$2,625,359
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$2,522,917	$	— $		— $	2,522,917
Money Market Instruments:
Commercial Paper	—		49,990		—	49,990
Government & U.S. Treasury Money Market
Funds	52,452		—		—	52,452
Total	$2,575,369		$49,990	$	— $	2,625,359

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7 | USAA Income Stock Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). Effective December 1, 2016, the Fund will offer a new class of shares, R6 Shares, which will be available for investment by participants in employer- sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

8 | USAA Income Stock Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

9 | USAA Income Stock Fund

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Notes to Portfolio of Investments | 10

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $525,038,000 and $62,167,000, respectively, resulting in net unrealized appreciation of $462,871,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,627,269,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.6% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

* Non-income-producing security. As of October 31, 2016, 99.9% of the Fund's net assets were invested in dividend-paying stocks.

11 | USAA Income Stock Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA MONEY MARKET FUND

OCTOBER 31, 2016

(Form N-Q)

48447 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Money Market Fund

October 31, 2016 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (10.4%)

Diversified Banks (7.3%)

$30,000	Bank of Nova Scotia	1.14%	4/19/2017	$30,000
25,000	Canadian Imperial Bank of Commerce	0.92	1/12/2017	25,000
25,000	Canadian Imperial Bank of Commerce	1.12	4/18/2017	25,000
25,000	Natixis	0.74	11/04/2016	25,000
30,000	Natixis	0.87	11/08/2016	30,000
30,000	Natixis	0.98	2/21/2017	30,000
30,000	Norinchukin Bank	0.88	11/09/2016	30,000
30,000	Norinchukin Bank	0.88	1/19/2017	30,000
25,000	Skandinaviska Enskilda Banken AB	0.98	1/26/2017	25,000
30,000	Skandinaviska Enskilda Banken AB	1.13	2/10/2017	30,000
25,000	Svenska Handelsbanken	0.82	11/04/2016	25,000
25,000	Swedbank AB	0.66	11/07/2016	25,000
40,000	Swedbank AB	0.91	1/09/2017	40,000
				370,000
	Diversified Capital Markets (0.6%)
30,000	Credit Suisse AG	1.15	1/31/2017	30,000
	General Obligation (0.2%)
10,000	Yorkshire-Pioneer CSD	2.00	6/27/2017	10,071
	Other Diversified Financial Services (1.9%)
25,000	Toronto-Dominion Bank	0.93	1/17/2017	25,000
30,000	Toronto-Dominion Bank	1.12	2/08/2017	30,000
40,000	Toronto-Dominion Bank	1.24	7/26/2017	40,000
				95,000
	Regional Banks (0.4%)
20,500	PNC Funding Corp.	5.63	2/01/2017	20,695
	Total Fixed-Rate Instruments (cost: $525,766)			525,766

COMMERCIAL PAPER (18.5%)

Airport/Port (0.5%)

27,400	Philadelphia (LOC - Wells Fargo & Co.)	0.67	11/21/2016	27,400
	Asset-Backed Financing (7.3%)
29,850	Crown Point Capital Co. (a),(b)	0.87	11/01/2016	29,850
40,000	Crown Point Capital Co. (a),(b)	1.10	2/13/2017	39,873
30,000	Gotham Funding Corp. (a),(b)	0.64	11/01/2016	30,000
15,000	Gotham Funding Corp. (a),(b)	0.75	12/20/2016	14,985
31,000	Gotham Funding Corp. (a),(b)	0.98	1/03/2017	30,947
35,000	Liberty Street Funding, LLC (a),(b)	0.89	1/05/2017	34,944
25,000	LMA Americas, LLC (a),(b)	0.92	2/01/2017	24,941

1 | USAA Money Market Fund

Principal
Amount				Coupon	Final	Value
(000)	Security			Rate	Maturity	(000)
$20,000	Manhattan Asset Funding Co. (a),(b)			0.63%	1/03/2017	$19,978
17,000	Manhattan Asset Funding Co. (a),(b)			0.83	1/26/2017	16,966
16,810	Old Line Funding LLC (a),(b)			0.87	12/09/2016	16,795
15,000	Ridgefield Funding Co., LLC		(a),(b)	0.55	12/01/2016	14,990
30,000	Ridgefield Funding Co., LLC		(a),(b)	0.98	1/03/2017	29,948
40,000	Ridgefield Funding Co., LLC		(a),(b)	1.00	3/21/2017	39,826
15,000	Victory Receivables	(a),(b)		0.63	11/16/2016	14,996
11,000	Victory Receivables	(a),(b)		1.00	12/15/2016	10,986
						370,025
	Diversified Chemicals (0.3%)
15,000	LyondellBasell Investment, LLC (a),(b)			0.65	11/16/2016	14,996
	Education (1.9%)
21,420	Emory Univ.			0.53	11/14/2016	21,420
56,358	Emory Univ.			0.75	1/11/2017	56,358
20,000	Johns Hopkins Univ.			0.72	12/08/2016	20,000
						97,778
	Electric/Gas Utilities (2.4%)
20,200	Long Island Power Auth. (LOC - Royal Bank of
	Canada)			0.82	11/09/2016	20,200
50,000	Long Island Power Auth. (LOC - Royal Bank of
	Canada)			0.74	12/13/2016	50,000
30,000	San Antonio			0.85	11/01/2016	30,000
20,000	San Antonio			0.92	12/02/2016	20,000
						120,200
	General Obligation (0.6%)
14,800	Houston			0.75	11/10/2016	14,800
19,000	Texas Public Finance Auth.			0.70	12/01/2016	19,000
						33,800
	Health Care Facilities (0.8%)
39,000	Trinity Health Corp.			0.62	11/15/2016	38,990
	Hospital (3.5%)
22,000	Catholic Health Initiatives			0.70	11/01/2016	22,000
30,000	Inova Health Systems Foundation			0.52	11/09/2016	29,997
30,000	Inova Health Systems Foundation			0.72	1/11/2017	29,957
25,058	Kaiser Foundation Hospital			0.90	1/03/2017	25,019
25,104	Kaiser Foundation Hospital			0.92	1/12/2017	25,058
10,119	Kaiser Foundation Hospital			0.95	1/18/2017	10,098
34,000	Kaiser Foundation Hospital			0.97	3/16/2017	33,876
						176,005
	Soft Drinks (1.2%)
40,000	Coca-Cola Co. (a),(b)			0.59	11/08/2016	39,995
20,000	Coca-Cola Co. (a),(b)			0.57	11/15/2016	19,996
						59,991
	Total Commercial Paper (cost: $939,185)					939,185

VARIABLE-RATE DEMAND NOTES (63.0%)

Aerospace & Defense (0.6%)

9,595 Albertville IDB (LOC - JP Morgan Chase & Co.)	0.76	3/01/2018	9,595

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$22,030	GBG, LLC (LOC - Bank of New York Mellon
	Corp.) (a)	0.60%	9/01/2027	$22,030
				31,625
	Agricultural Products (2.1%)
15,000	Indiana Finance Auth. (c)	0.77	6/01/2041	15,000
10,045	Iowa Finance Auth.	0.77	6/01/2036	10,045
29,000	Iowa Finance Auth.	0.73	6/01/2039	29,000
51,500	Iowa Finance Auth.	0.77	6/01/2039	51,500
2,520	Washington Economic Dev. Finance Auth. (LOC
	- BNP Paribas)	0.80	9/01/2032	2,520
				108,065
	Airport Services (0.0%)
1,600	San Antonio Airport System (LOC - Bank of
	America Corp.)	0.84	4/01/2020	1,600
	Airport/Port (1.6%)
47,025	Broward County (LIQ) (LOC - Royal Bank of
	Canada) (a)	0.70	10/01/2020	47,025
19,670	Denver (LIQ) (LOC - Royal Bank of Canada) (a)	0.72	11/15/2020	19,670
15,000	New Jersey EDA (LOC - Banco Santander SA)	0.80	7/01/2030	15,000
				81,695
	Aluminum (0.3%)
4,935	Bartow County Development Auth. (LOC -
	Comerica Bank, N.A.)	0.76	5/01/2036	4,935
7,815	Hancock County (LOC - Wells Fargo & Co.)	0.83	4/01/2028	7,815
				12,750
	Apparel, Accessories & Luxury Goods (0.1%)
4,290	St. Charles Parish (LOC - Federal Home Loan
	Bank of Atlanta)	0.75	9/01/2024	4,290
	Auto Parts & Equipment (0.2%)
3,840	Illinois Finance Auth. (LOC - Federal Home
	Loan Bank of Chicago)	0.75	7/01/2040	3,840
3,400	Savanna (LOC - Bank of America Corp.)	0.75	5/01/2019	3,400
1,100	Tippecanoe County (LOC - Fifth Third Bank)	0.86	11/01/2025	1,100
				8,340
	Building Products (0.9%)
2,390	Atchison (LOC - Key Bank, N.A.)	0.79	1/01/2033	2,390
3,900	Cornell Iron Works, Inc. (LOC - Bank of America
	Corp.)	1.05	4/01/2019	3,900
1,780	Delaware EDA (LOC - Key Bank, N.A.)	0.79	4/01/2023	1,780
2,800	Manhattan IDB (LOC - JP Morgan Chase & Co.)	0.65	4/01/2028	2,800
4,285	Moondance Enterprises, LP (LOC - PNC
	Financial Services Group)	0.70	11/01/2020	4,285
300	Tazewell County IDA (LOC - PNC Financial
	Services Group)	0.81	2/01/2017	300
28,750	Union County (LOC - SunTrust Bank)	0.78	10/01/2027	28,750
				44,205
	Commercial Printing (0.1%)
1,989	Fairway, LLC (LOC - Federal Home Loan Bank
	of San Francisco)	0.72	12/01/2023	1,989

3 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,300	Summit County Port Auth. (LOC - Key Bank,
	N.A.)	0.79%	7/01/2023	$2,300
				4,289
	Community Service (0.3%)
15,700	Wisconsin Public Finance Auth. (LOC - Fifth
	Third Bank)	0.53	2/01/2042	15,700
	Construction Materials (0.6%)
1,855	Franklin IDB (LOC - Federal Home Loan Bank of
	Chicago)	0.83	7/01/2032	1,855
26,625	Yavapai County IDA (LOC - Bank of Nova
	Scotia)	0.90	9/01/2035	26,625
				28,480
	Distributors (0.3%)
14,780	Bhavnani, LLC (LOC - U.S. Bancorp)	0.68	5/01/2038	14,780
	Diversified Chemicals (2.0%)
20,700	Brazos Harbor IDC	0.81	10/01/2036	20,700
25,000	Brazos Harbor IDC	0.81	5/01/2038	25,000
19,500	Brazos River Harbor Navigation District	0.81	5/01/2036	19,500
14,750	Ohio Air Quality Dev. Auth. (LOC - CoBank,
	ACB)	0.80	3/01/2032	14,750
6,500	Port of Port Arthur Navigation District	0.75	4/01/2033	6,500
15,000	Port of Port Arthur Navigation District	0.81	4/01/2037	15,000
				101,450
	Diversified Real Estate Activities (3.3%)
35,000	Fiore Capital, LLC (LOC - Wells Fargo & Co.)	0.66	8/01/2045	35,000
7,000	Fiore Capital, LLC (LOC - Wells Fargo & Co.)	0.66	8/01/2045	7,000
12,790	Kansas City Tax Financing Commission (LOC -
	Key Bank, N.A.)	0.80	6/01/2024	12,790
58,400	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.56	5/01/2042	58,400
27,710	Paca-Pratt Associates, Inc. (LOC -
	Manufacturers & Traders Trust Co.)	0.98	1/01/2038	27,710
12,933	Pinnacle Properties Dev. Group, LLC (LOC -
	Federal Home Loan Bank of Cincinnati)	0.72	6/15/2041	12,933
12,525	Stobro Co., LP (LOC - Federal Home Loan Bank
	of Pittsburgh)	0.75	1/01/2032	12,525
				166,358
	Education (2.9%)
6,595	Colorado Educational and Cultural Facilities
	Auth. (LOC - Fifth Third Bank)	0.52	1/01/2029	6,595
14,160	Loudoun County IDA (LOC - PNC Financial
	Services Group)	0.64	3/01/2038	14,160
44,000	Michigan State Finance Auth. (LOC - Bank of
	Montreal)	0.64	9/01/2050	44,000
59,800	Michigan State Finance Auth. (LOC - PNC
	Financial Services Group)	0.65	9/01/2050	59,800
5,170	Missouri Health and Educational Facilities Auth.
	(LOC - Fifth Third Bank)	0.53	7/15/2037	5,170
14,970	Univ. of Illinois (LOC - Northern Trust Corp.)	0.63	4/01/2044	14,970
				144,695
	Education Services (2.5%)
6,177	Cornerstone Funding Corp. I (LOC - Toronto-
	Dominion Bank)	0.93	1/01/2025	6,177

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,025	Harvest Time Tabernacle, Inc. (LOC - Federal
	Home Loan Bank of Dallas)	0.85%	8/01/2037	$5,025
3,485	Manhattan Christian College, Inc. (LOC -
	Federal Home Loan Bank of Topeka)	0.85	5/01/2036	3,485
99,685	Michigan State Finance Auth. (LOC - JP Morgan
	Chase & Co.)	0.77	9/01/2053	99,685
12,825	Saddleback Valley Community Church (LOC -
	Federal Home Loan Bank of San
	Francisco)	0.63	11/01/2038	12,825
1,730	Summit Country Day School (LOC - U.S.
	Bancorp)	0.95	2/01/2019	1,730
				128,927
	Electric Utilities (6.5%)
11,000	Appling County Dev. Auth.	0.60	9/01/2041	11,000
5,000	Collier County IDA (LOC - Wells Fargo & Co.)	0.65	10/01/2025	5,000
21,100	Dade County IDA	0.55	6/01/2021	21,100
29,000	Escambia County	0.60	4/01/2039	29,000
20,000	Garfield County Industrial Auth.	0.74	1/01/2025	20,000
24,200	Indiana Dev. Finance Auth.	0.85	12/01/2038	24,200
5,100	Jacksonville	0.53	5/01/2029	5,100
15,000	Louisa County	0.64	10/01/2024	15,000
15,000	Miami-Dade County IDA	0.49	2/01/2023	15,000
7,250	Mobile IDB	0.60	9/01/2031	7,250
20,000	Mobile IDB	0.71	6/01/2034	20,000
20,000	Muskogee Industrial Trust	0.70	6/01/2027	20,000
57,385	St. Lucie County	0.53	5/01/2024	57,385
79,900	St. Lucie County	0.55	9/01/2028	79,900
				329,935
	Electric/Gas Utilities (1.8%)
5,900	Atascosa County IDC (NBGA)	0.68	6/30/2020	5,900
10,000	Central Plains Energy Project (LIQ) (LOC -
	Royal Bank of Canada) (a)	0.68	3/01/2020	10,000
55,000	Columbia IDB	0.54	12/01/2037	55,000
20,400	Sweetwater County (LOC - Bank of Nova
	Scotia)	0.56	11/01/2025	20,400
				91,300
	Electronic Equipment & Instruments (0.1%)
4,560	Putnam County IDA (LOC - Citizens Financial
	Group)	0.95	7/01/2032	4,560
	Food Distributors (0.1%)
4,750	Mississippi Business Finance Corp. (LOC -
	Federal Home Loan Bank of Dallas)	1.00	8/01/2021	4,750
	Food Retail (0.8%)
38,750	Altoona-Blair County Dev. Corp. (LOC - PNC
	Financial Services Group) (a)	0.65	4/01/2035	38,750
1,445	Food Supply, Inc. (LOC - SunTrust Bank)	0.78	5/01/2024	1,445
				40,195
	Forest Products (0.1%)
3,600	Rex Lumber, LLC (LOC - Federal Home Loan
	Bank of Dallas)	0.72	2/01/2022	3,600
	General Merchandise Stores (0.2%)
9,235	Marion EDA (LOC - Key Bank, N.A.)	0.90	2/01/2035	9,235

5 | USAA Money Market Fund
Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	General Obligation (1.9%)
$7,500	Bridgeview (LOC - Bank of Montreal)	0.90%	12/01/2038	$7,500
7,500	Bridgeview (LOC - Bank of Montreal)	0.90	12/01/2038	7,500
37,950	California State (LOC - Citigroup, Inc.)	0.42	5/01/2034	37,950
34,345	Michigan Charter Township of Commerce (LOC
	- PNC Financial Services Group)	0.75	10/01/2034	34,345
9,600	New York City (LOC - Sumitomo Mitsui Banking
	Corp.)	0.63	9/01/2035	9,600
				96,895
	Health Care Equipment (0.2%)
1,335	Labcon North America (LOC - BNP Paribas)	0.80	1/01/2040	1,335
7,910	Labcon North America (LOC - BNP Paribas)	0.80	6/01/2044	7,910
				9,245
	Health Care Facilities (3.4%)
6,740	Alexandria IDA (LOC - Bank of America Corp.)	0.70	7/01/2030	6,740
15,470	BJ Financing, LLC (LOC - Bank of Montreal)	1.00	12/01/2037	15,470
7,865	Bronson Lifestyle Improvement & Research
	Center (LOC - Fifth Third Bank)	0.75	9/01/2030	7,865
1,795	Columbia County IDA (LOC - HSBC Bank USA)	1.15	7/01/2027	1,795
200	District of Columbia (LOC - Manufacturers &
	Traders Trust Co.)	0.98	7/01/2032	200
3,435	Dunn Nursing Home, Inc. (LOC - Federal Home
	Loan Bank of Dallas)	0.72	2/01/2024	3,435
1,590	HP LRHS Land, LLC (LOC - U.S. Bancorp)	0.61	10/01/2030	1,590
11,600	Lexington Financial Services (LOC - Bank of
	America Corp.)	0.68	1/01/2033	11,600
3,255	Louisiana Public Facilities Auth. (LOC - Capital
	One, N.A.)	0.90	7/01/2028	3,255
1,100	MBE Investment Co., LLC (LOC - Comerica
	Bank, N.A.)	0.90	2/01/2051	1,100
2,840	MCE MOB IV, LP (LOC - PNC Financial
	Services Group)	0.70	8/01/2022	2,840
3,270	Medical Center of Athens (LOC - Federal Home
	Loan Bank of Atlanta)	0.84	9/01/2032	3,270
6,780	Medical Properties Investment Co. (LOC - Fifth
	Third Bank)	0.61	11/01/2035	6,780
7,180	MediLucent MOB I, LP (LOC - PNC Financial
	Services Group)	0.70	8/01/2030	7,180
11,725	MMC Corp. (LOC - JP Morgan Chase & Co.)	1.20	11/01/2035	11,725
3,405	Onondaga County IDA (LOC - HSBC Bank
	USA)	0.86	1/01/2023	3,405
24,170	OSF Finance Co., LLC (LOC - PNC Financial
	Services Group)	0.65	12/01/2037	24,170
6,430	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	6,430
2,080	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	2,080
2,445	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	2,445
2,465	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	2,465
4,485	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	4,485
2,900	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	2,900
3,730	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	3,730
22,400	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	0.72	8/01/2037	22,400

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,935	Sawmill Creek Lodge Co. (LOC - Fifth Third
	Bank)	0.64%	10/01/2026	$4,935
2,500	Syracuse IDA (LOC - HSBC Bank USA)	0.86	1/01/2023	2,500
2,995	Tallahassee Orthopedic Center, L.C. (LOC -
	Wells Fargo & Co.)	0.72	4/03/2034	2,995
				169,785
	Health Care Services (0.3%)
5,645	Central Ohio Medical Textiles (LOC - PNC
	Financial Services Group)	0.70	3/01/2023	5,645
5,820	Kaneville Road Joint Venture (LOC - Federal
	Home Loan Bank of Chicago)	0.72	11/01/2032	5,820
5,715	Vold Vision Ventures, LLC (LOC - Federal Home
	Loan Bank of Dallas)	0.85	10/01/2039	5,715
				17,180
	Health Miscellaneous (0.4%)
21,200	Cleveland Cuyahoga County (LOC - PNC
	Financial Services Group)	0.60	1/01/2033	21,200
	Home Furnishings (0.1%)
2,735	Caddo Parish IDB (LOC - Capital One, N.A.)	0.77	7/01/2024	2,735
2,300	Walton County Industrial Building Auth. (LOC -
	Wells Fargo & Co.)	1.03	10/01/2017	2,300
				5,035
	Home Improvement Retail (0.1%)
5,165	Brookhaven IDA (LOC - Capital One, N.A.)	0.84	1/01/2025	5,165
	Homebuilding (0.2%)
11,300	Knox (LOC - SunTrust Bank)	0.78	2/01/2046	11,300
	Hospital (3.6%)
22,230	ABAG Finance Auth. for Nonprofit Corps. (LOC -
	Citigroup, Inc.)	0.53	8/01/2035	22,230
2,985	Albany IDA (LOC - Citizens Financial Group)	0.88	5/01/2035	2,985
34,290	Bucks County IDA (LOC - PNC Financial
	Services Group)	0.63	7/01/2039	34,290
7,645	Health Care Facilities Auth. (LOC - Barclays
	Bank plc)	0.60	8/15/2041	7,645
5,445	Johnson City Health and Educational Facilities
	Board (LOC - U.S. Bancorp)	0.68	7/01/2033	5,445
20,300	Massachusetts Health and Educational Facilities
	Auth. (LOC - Wells Fargo & Co.)	0.51	10/01/2049	20,300
6,855	Nassau Health Care Corp. (LOC - JP Morgan
	Chase & Co.)	0.74	8/01/2022	6,855
39,000	Statewide Communities Dev. Auth.	0.58	4/01/2046	39,000
45,000	Univ. Hospitals Health System, Inc. (LOC -
	Barclays Bank plc)	0.64	1/15/2050	45,000
				183,750
	Hotels, Resorts & Cruise Lines (0.2%)
3,240	Connecticut Dev. Auth. (LOC - Toronto-
	Dominion Bank)	0.74	12/01/2028	3,240
1,575	Doghouse Properties, LLC (LOC - Federal
	Home Loan Bank of Atlanta)	0.72	5/01/2027	1,575
7,265	Forward Corp. (LOC - Fifth Third Bank)	0.61	12/01/2030	7,265
				12,080

7 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Household Appliances (0.0%)
$900	Stark County (LOC - Key Bank, N.A.)	0.76%	6/01/2018	$900
	Industrial Machinery (0.2%)
4,736	Allegheny County IDA (LOC - PNC Financial
	Services Group)	0.77	11/01/2027	4,736
2,780	Fulton County Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	0.86	5/01/2030	2,780
500	Henderson County (LOC - Wells Fargo & Co.)	0.66	11/01/2019	500
2,075	Lynchburg IDA (LOC - PNC Financial Services
	Group)	0.77	3/01/2029	2,075
500	Michigan Strategic Fund Ltd. (LOC - Fifth Third
	Bank)	0.74	3/01/2023	500
1,105	South Carolina Jobs EDA (LOC - Key Bank,
	N.A.)	0.79	4/01/2022	1,105
350	Trumbull County (LOC - Key Bank, N.A.)	0.79	4/01/2017	350
				12,046
	Integrated Oil & Gas (0.5%)
5,000	Calhoun County Navigation IDA	0.73	1/01/2024	5,000
22,240	Mississippi Business Finance Corp.	0.48	12/01/2030	22,240
				27,240
	Leisure Facilities (0.7%)
12,460	Ballenisles Country Club, Inc. (LOC - Bank of
	America Corp.)	1.00	12/01/2022	12,460
4,325	Cattail Creek Country Club, Inc. (LOC -
	Manufacturers & Traders Trust Co.)	0.98	3/01/2031	4,325
10,110	CEI Capital, LLC (LOC - Fifth Third Bank)	0.60	3/01/2033	10,110
9,400	Turfway Park, LLC (LOC - Fifth Third Bank)	0.82	7/01/2022	9,400
				36,295
	Leisure Products (0.2%)
6,325	Charter Lakes Capital, LLC (LOC - Wells Fargo
	& Co.)	0.61	10/01/2046	6,325
1,300	Rhode Island Industrial Facilities Corp. (LOC -
	Toronto-Dominion Bank)	0.76	2/01/2021	1,300
				7,625
	Life & Health Insurance (0.9%)
2,670	2016 David Pearl Irrevocable Trust (LOC -
	Federal Home Loan Bank of Dallas) (d)	0.72	11/01/2036	2,670
6,460	Harry M. Rubin 2014 Insurance Trust (LOC -
	Wells Fargo & Co.)	0.72	9/01/2034	6,460
17,175	Lav Jon Life Insurance Trust (LOC - Federal
	Home Loan Bank of Atlanta)	0.72	7/01/2036	17,175
3,950	Lavonia O. Frick Family Trust (LOC - Wells
	Fargo & Co.)	0.72	8/01/2028	3,950
8,870	Lynette J. Keane Insurance Trust (LOC - Wells
	Fargo & Co.)	0.72	10/01/2033	8,870
5,375	Sullivan Irrevocable Trust (LOC - Wells Fargo &
	Co.)	0.72	2/01/2035	5,375
				44,500
	Movies & Entertainment (0.3%)
14,110	Esplanade Theatres, LLC (LOC - Federal Home
	Loan Bank of Dallas)	0.75	11/01/2042	14,110

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,500	Kenner Theatres, LLC (LOC - Federal Home
	Loan Bank of Dallas)	0.75%	2/01/2042	$2,500
				16,610
	Multi-Utilities (0.4%)
22,400	Indiana Finance Auth. (LOC - Sumitomo Mitsui
	Banking Corp.)	0.50	12/01/2039	22,400
	Multifamily Housing (6.2%)
8,135	Alabama Housing Finance Auth. (LOC - U.S.
	Bancorp)	0.60	4/01/2037	8,135
7,400	Florida Housing Finance Corp. (LOC - SunTrust
	Bank)	0.68	4/01/2034	7,400
6,760	Florida Housing Finance Corp. (LOC - SunTrust
	Bank)	0.68	6/01/2034	6,760
6,950	Gwinnett County Housing Auth. (LOC - SunTrust
	Bank)	0.80	3/01/2041	6,950
10,000	Housing Finance Agency (LOC - Manufacturers
	& Traders Trust Co.)	0.68	5/01/2046	10,000
13,110	Indianapolis (LOC - U.S. Bancorp)	0.64	12/01/2039	13,110
2,390	Marshfield Housing Auth. (LOC - Federal Home
	Loan Bank of Chicago)	0.83	9/01/2033	2,390
10,000	Nebraska Investment Finance Auth. (LOC -
	Citigroup, Inc.)	0.61	10/01/2042	10,000
4,635	Nevada Housing Division (LOC - Citigroup, Inc.)	0.68	10/01/2035	4,635
9,660	Nevada Housing Division (LOC - Federal Home
	Loan Bank of San Francisco)	0.75	4/15/2041	9,660
31,900	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.66	11/01/2038	31,900
3,685	New York Housing Finance Agency (LOC -
	Citigroup, Inc.)	0.66	5/01/2039	3,685
6,600	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.52	5/01/2041	6,600
61,540	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.56	5/01/2041	61,540
33,840	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.56	5/01/2042	33,840
10,000	New York Housing Finance Agency (LOC -
	Manufacturers & Traders Trust Co.)	0.68	5/01/2046	10,000
15,250	New York Housing Finance Agency (LOC - JP
	Morgan Chase & Co.)	0.60	11/01/2048	15,250
40,000	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.64	11/01/2049	40,000
935	Vermont Housing Finance Agency (LOC - Key
	Bank, N.A.)	0.79	1/01/2038	935
4,965	West Bend Housing Auth. (LOC - Federal Home
	Loan Bank of Chicago)	0.83	9/01/2035	4,965
24,600	Yonkers IDA (LOC - Manufacturers & Traders
	Trust Co.)	1.04	12/01/2038	24,600
				312,355
	Municipal Finance (0.3%)
15,800	Montgomery County Public Building Auth. (LOC
	- Bank of America Corp.)	0.59	7/01/2038	15,800
	Nursing/CCRC (0.3%)
2,165	Berks County Municipal Auth. (LOC - Citizens
	Financial Group)	0.81	5/15/2022	2,165
335	Roanoke County EDA (LOC - BB&T; Corp.)	1.53	10/01/2028	335
14,350	Vermont EDA (LOC - Manufacturers & Traders
	Trust Co.)	0.68	5/01/2029	14,350
				16,850

9 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Oil & Gas Refining & Marketing (0.6%)
$3,000	Port of Port Arthur Navigation District	0.73%	12/01/2039	$3,000
25,000	Tuscaloosa County IDA (LOC - Bank of Nova
	Scotia)	0.64	4/01/2028	25,000
				28,000
	Packaged Foods & Meat (0.4%)
2,570	Brewster Dairy, Inc. (LOC - Bank of Montreal)	0.77	4/03/2023	2,570
2,200	Indiana Finance Auth. (LOC - Bank of America
	Corp.)	0.78	12/01/2027	2,200
1,840	Lancaster IDA (LOC - Fulton Bank)	0.90	6/01/2027	1,840
2,800	Michigan Strategic Fund Ltd. (LOC - AgriBank,
	FCB)	0.80	6/01/2024	2,800
7,500	Premier Mushrooms, Inc. (LOC - CoBank, ACB)	0.72	12/01/2037	7,500
2,360	St. Tammany Parish (LOC - Federal Home Loan
	Bank of Dallas)	0.73	7/01/2022	2,360
				19,270
	Paper Products (0.1%)
785	Jackson Paper Co. (LOC - Federal Home Loan
	Bank of Atlanta)	0.72	4/01/2027	785
5,600	Willacoochee Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	0.88	5/01/2021	5,600
				6,385
	Pharmaceuticals (1.8%)
7,000	Montgomery County IDA (LOC - Landesbank
	Hessen-Thuringen)	0.82	4/01/2022	7,000
34,000	New Hampshire Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen)	0.82	11/01/2020	34,000
19,500	New Hampshire Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen)	0.82	9/01/2025	19,500
30,000	New Hampshire Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen)	0.82	4/01/2030	30,000
				90,500
	Publishing (1.0%)
50,000	AARP (LOC - Bank of America Corp.)	0.92	5/01/2031	50,000
1,795	Washington Economic Dev. Finance Auth. (LOC
	- U.S. Bancorp)	0.75	1/01/2033	1,795
				51,795
	Real Estate Operating Companies (4.7%)
4,000	ASC Admiral Way, LLC (LOC - Federal Home
	Loan Bank of San Francisco)	0.75	8/01/2056	4,000
2,185	Beavercreek Enterprises, Inc. (LOC - PNC
	Financial Services Group)	0.77	3/02/2020	2,185
2,360	Cain Capital Investments, LLC (LOC - BB&T;
	Corp.)	0.82	10/01/2046	2,360
42,780	Carew Realty, Inc. (LOC - Fifth Third Bank)	0.61	5/01/2037	42,780
15,250	Cobb County Housing Auth. (LOC - SunTrust
	Bank)	0.70	10/01/2035	15,250
11,065	Delos, LLC (LOC - Wells Fargo & Co.)	0.86	3/01/2037	11,065
2,910	Dennis Wesley Co., Inc. (LOC - Federal Home
	Loan Bank of Indianapolis)	0.72	6/15/2034	2,910
7,000	Desert Vistas, LP (LOC - Federal Home Loan
	Bank of San Francisco)	0.75	9/01/2055	7,000
3,510	East Hempfield IDA (LOC - Fulton Bank)	1.00	10/15/2026	3,510
16,995	Elsinore Properties, LP (LOC - Fifth Third Bank)	0.61	2/01/2037	16,995

Portfolio of Investments | 10

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$7,815	EMF, LLC (LOC - Comerica Bank, N.A.)	0.85%	6/01/2042	$7,815
3,850	Herman & Kittle Capital, LLC (LOC - Federal
	Home Loan Bank of Cincinnati)	0.72	2/01/2037	3,850
6,175	Herman & Kittle Capital, LLC (LOC - Federal
	Home Loan Bank of Cincinnati)	0.72	7/01/2037	6,175
9,345	Housing Venture I (LOC - Federal Home Loan
	Bank of San Francisco)	0.75	12/01/2055	9,345
12,900	Indianapolis (LOC - Citizens Financial Group)	0.75	11/01/2042	12,900
715	Indianapolis (LOC - Citizens Financial Group)	0.95	11/01/2042	715
18,300	MB N4P3, LLC (LOC - Federal Home Loan
	Bank of San Francisco)	0.75	2/01/2055	18,300
3,600	Partisan Property, Inc. (LOC - Wells Fargo &
	Co.)	0.80	9/01/2044	3,600
2,700	Pennsylvania Economic Dev. Financing Auth.
	(LOC - PNC Financial Services Group)	0.70	4/01/2035	2,700
14,325	Pineview Estates, LC (LOC - Fifth Third Bank)	0.60	4/01/2038	14,325
1,030	Science & Tech Campus (LOC - Fifth Third
	Bank)	0.64	11/01/2020	1,030
15,940	Sugar Creek Finance Co., LLC (LOC - Northern
	Trust Corp.)	0.79	6/01/2042	15,940
30,895	Sunroad Centrum Apartments 23 (LOC -
	Comerica Bank, N.A.)	0.80	5/01/2055	30,895
3,565	Syracuse IDA (LOC - Key Bank, N.A.)	0.79	10/01/2039	3,565
				239,210
	Real Estate Tax/Fee (0.6%)
3,200	Jasper, Morgan, Newton, & Walton County
	(LOC - JP Morgan Chase & Co.)	0.70	12/01/2020	3,200
27,509	Traer Creek Metropolitan District (LOC - BNP
	Paribas)	0.78	10/01/2030	27,509
				30,709
	Regional Banks (0.0%)
2,100	Cobb County IDA (LOC - Federal Home Loan
	Bank of Atlanta)	0.72	2/01/2030	2,100
	Sales Tax (0.3%)
13,300	Saint Paul (LOC - Wells Fargo & Co.)	0.65	11/01/2025	13,300
	Semiconductor Equipment (0.6%)
32,195	Saratoga County IDA (LOC - JP Morgan Chase
	& Co.)	0.79	11/01/2021	32,195
	Single Family Housing (0.3%)
16,300	Montgomery County (LOC - PNC Financial
	Services Group)	0.65	7/01/2039	16,300
	Solid Waste Disposal (0.0%)
1,820	Marion County IDA (LOC - SunTrust Bank)	0.88	10/01/2026	1,820
	Special Assessment/Tax/Fee (0.6%)
26,610	MTA (LOC - U.S. Bancorp)	0.50	11/15/2050	26,610
3,000	Sheridan Redevelopment Agency (LOC - JP
	Morgan Chase & Co.)	0.95	12/01/2029	3,000
				29,610
	Specialty Stores (0.7%)
31,000	Bass Pro Rossford Development Co., LLC (LOC
	- Fifth Third Bank)	0.64	11/01/2027	31,000

11 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,450	Nextgen Automotive, LLC (LOC - Fifth Third
	Bank)	0.61%	4/01/2048	$2,450
				33,450
	Steel (2.4%)
2,500	Berkeley County	0.85	9/01/2028	2,500
11,000	Berkeley County	0.72	4/01/2031	11,000
522	Decatur IDB	0.85	8/01/2036	522
3,015	Klein Steel Services, Inc. (LOC - Manufacturers
	& Traders Trust Co.) (a)	0.98	8/01/2025	3,015
2,500	Mississippi Business Finance Corp. (LOC -
	Federal Home Loan Bank of Dallas)	0.85	7/01/2020	2,500
20,000	SSAB AB (LOC - Swedbank AB)	0.72	4/01/2034	20,000
15,000	SSAB AB (LOC - Credit Agricole Corp. Inv.
	Bank)	0.72	5/01/2034	15,000
33,500	SSAB AB (LOC - DNB Bank ASA)	0.72	6/01/2035	33,500
35,000	SSAB AB (LOC - NORDEA AB)	0.72	8/01/2035	35,000
				123,037
	Student Loans (0.7%)
33,000	Minnesota Office of Higher Education (LOC -
	State Street Bank and Trust Co.)	0.63	10/01/2046	33,000
	Technology Hardware, Storage, & Peripherals (0.0%)
930	Alameda County IDA (LOC - BNP Paribas)	0.82	12/01/2040	930
	Water Utilities (0.1%)
4,000	Indiana Finance Auth. (LOC - Fifth Third Bank)	0.72	12/01/2028	4,000
930	Iowa Finance Auth. (LOC - Societe Generale)	0.78	11/01/2017	930
1,117	L3 Corp. (LOC - Fifth Third Bank)	0.64	10/01/2034	1,117
				6,047
	Water/Sewer Utility (0.3%)
10,000	Chino Basin Regional Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	0.65	6/01/2032	10,000
4,420	Hesperia Public Financing Auth. (LOC - BNP
	Paribas)	0.77	6/01/2026	4,420
				14,420
	Total Variable-Rate Demand Notes (cost: $3,197,158)			3,197,158

ADJUSTABLE-RATE NOTES (6.8%)

Diversified Banks (5.9%)

21,200	Bank of America Corp.	1.29	11/14/2016	21,200
30,000	Canadian Imperial Bank of Commerce	0.97	1/23/2017	30,000
21,000	Citigroup, Inc.	1.50	11/15/2016	21,001
32,269	Citigroup, Inc.	1.39	3/10/2017	32,287
37,425	Citigroup, Inc.	1.28	5/01/2017	37,434
27,205	JPMorgan Chase & Co.	1.25	11/18/2016	27,205
75,510	JPMorgan Chase & Co.	1.34	2/15/2017	75,563
25,000	Skandinaviska Enskilda Banken AB	1.10	3/06/2017	25,000
30,000	Wells Fargo Bank, NA	1.06	4/20/2017	30,000
				299,690
	Regional Banks (0.9%)
44,895	Branch Banking & Trust	1.27	12/01/2016	44,905
	Total Adjustable-Rate Notes (cost: $344,595)			344,595

Portfolio of Investments | 12

Principal
Amount		Value
(000)	Security	(000)

U.S. TREASURY BILLS (0.6%)(e)

$ 30,000 0.27%, 11/03/2016 (cost: $29,999) $ 29,999

REPURCHASE AGREEMENTS (1.4%)

32,148	Bank of America, N.A., 0.31%, acquired 10/31/2016 and due on 11/01/2016 at
	$32,148 (collateralized by $33,726 of U.S. Treasury, 1.5%(f), due 8/15/2026;
	market value $32,791)	32,148
38,500	HSBC Bank USA, Inc., 0.27%, acquired 10/31/2016 and due on 11/01/2016 at
	$38,500 (collateralized by $39,530 of U.S. Treasury, 1.13%(f), due
	7/31/2021; market value $39,271)	38,500
	Total Repurchase Agreements (cost: $70,648)	70,648
	Total Investments (cost: $5,107,351)	$5,107,351
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$	— $	525,766	$	— $	525,766
Commercial Paper		—	939,185		—	939,185
Variable-Rate Demand Notes		—	3,197,158		—	3,197,158
Adjustable-Rate Notes		—	344,595		—	344,595
U.S. Treasury Bills		—	29,999		—	29,999
Repurchase Agreements		—	70,648		—	70,648
Total	$	— $	5,107,351	$	— $	5,107,351

13 | USAA Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost.

14 | USAA Money Market Fund

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At October 31, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

15 | USAA Money Market Fund

D. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E .. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $5,070,448,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

Notes to Portfolio of Investments | 16

provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the Board must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by the Manager to be of comparable quality.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Royal Bank of
Canada.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from National
Rural Utility Corp.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) At October 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(d) At October 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $2,670,000, all of which were when-issued.

(e) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

17 | USAA Money Market Fund

(f) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

Notes to Portfolio of Investments | 18

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA SMALL CAP STOCK FUND

OCTOBER 31, 2016

(Form N-Q)

48456 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Small Cap Stock Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.5%)

COMMON STOCKS (96.5%)

Consumer Discretionary (9.9%)

Apparel Retail (1.8%)

223,010	Ascena Retail Group, Inc.*	$1,091
225,704	Cato Corp. "A"	6,697
710,280	DSW, Inc. "A"	14,752
462,150	Stage Stores, Inc.	2,352
		24,892
	Auto Parts & Equipment (0.3%)
26,600	Gentherm, Inc.*	749
264,900	Modine Manufacturing Co.*	2,901
		3,650
	Automotive Retail (2.4%)
222,000	CST Brands, Inc.	10,660
181,000	Group 1 Automotive, Inc.	10,909
19,300	Lithia Motors, Inc. "A"	1,656
240,000	Penske Automotive Group, Inc.	10,740
		33,965
	Broadcasting (0.1%)
29,600	Nexstar Broadcasting Group, Inc. "A"	1,445
	Cable & Satellite (0.7%)
17,660	Cable One, Inc.	10,185
	Casinos & Gaming (0.1%)
82,600	Boyd Gaming Corp.*	1,475
21,100	Red Rock Resorts, Inc. "A"	462
		1,937
	Consumer Electronics (0.0%)
98,900	ZAGG, Inc.*	643
	Education Services (0.0%)
6,700	Bright Horizons Family Solutions, Inc.*	448
	Footwear (0.8%)
499,000	Wolverine World Wide, Inc.	10,654
	General Merchandise Stores (0.4%)
543,530	Fred's, Inc. "A"	4,962
	Household Appliances (0.4%)
44,110	Helen of Troy Ltd.*	3,595
74,463	SodaStream International Ltd.*	1,927
		5,522

1 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Leisure Facilities (0.2%)
123,400	ClubCorp Holdings, Inc.	$1,425
12,600	Vail Resorts, Inc.	2,009
		3,434
	Movies & Entertainment (0.4%)
168,719	IMAX Corp.*	5,104
	Restaurants (1.6%)
190,000	Brinker International, Inc.	9,356
3,500	Buffalo Wild Wings, Inc.*	510
21,400	Dave & Buster's Entertainment*	885
76,840	Kona Grill, Inc.*	826
486,000	Sonic Corp.	11,134
		22,711
	Specialized Consumer Services (0.7%)
265,000	Sotheby's	9,508
	Total Consumer Discretionary	139,060
	Consumer Staples (3.8%)
	Distillers & Vintners (0.5%)
1,875,800	C&C; Group plc	7,207
	Food Distributors (0.8%)
262,000	United Natural Foods, Inc.*	10,936
	Food Retail (0.4%)
492,540	Smart & Final Stores, Inc.*	5,910
	Household Products (0.7%)
204,000	Energizer Holdings, Inc.	9,488
	Packaged Foods & Meat (1.4%)
315,697	Cranswick plc	8,184
613,000	Dean Foods Co.	11,194
60,610	Freshpet, Inc.*	515
		19,893
	Total Consumer Staples	53,434
	Energy (4.1%)
	Oil & Gas Equipment & Services (2.3%)
21,170	Core Laboratories N.V.	2,053
255,800	Enservco Corp.*	120
245,159	Era Group, Inc.*	1,851
319,000	Oil States International, Inc.*	9,331
132,739	SEACOR Holdings, Inc.*	6,545
735,000	Superior Energy Services, Inc.	10,408
320,082	Tesco Corp.	2,192
		32,500
	Oil & Gas Exploration & Production (1.3%)
26,400	Diamondback Energy, Inc.*	2,410
458,550	RSP Permian, Inc.*	16,554
		18,964
	Oil & Gas Storage & Transportation (0.5%)
405,210	Dorian LPG Ltd.*	2,281
1,252,100	Scorpio Tankers, Inc.	4,796
		7,077
	Total Energy	58,541

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (14.7%)

Asset Management & Custody Banks (0.8%)

22,220	Affiliated Managers Group, Inc.*	$2,948
157,376	Harris & Harris Group, Inc.*	215
237,688	Safeguard Scientifics, Inc.*	2,805
257,147	Solar Capital Ltd.	5,174
		11,142
	Consumer Finance (0.1%)
57,611	PRA Group, Inc.*	1,838
	Investment Banking & Brokerage (0.1%)
145,400	BGC Partners, Inc. "A"	1,249
	Life & Health Insurance (0.3%)
49,520	Primerica, Inc.	2,709
91,500	Trupanion, Inc.*	1,481
		4,190
	Multi-Line Insurance (0.4%)
148,080	Kemper Corp.	5,560
	Property & Casualty Insurance (1.0%)
54,530	James River Group Holdings	2,053
203,000	ProAssurance Corp.	10,820
119,594	State National Companies, Inc.	1,223
		14,096
	Regional Banks (9.8%)
48,600	Bank of the Ozarks, Inc.	1,796
122,600	Customers Bancorp, Inc.*	3,319
27,600	FCB Financial Holdings, Inc. "A"*	1,029
267,482	First Busey Corp.	6,181
600,706	First Midwest Bancorp, Inc.	11,600
285,619	Flushing Financial Corp.	6,118
272,116	Great Western Bancorp, Inc.	8,773
301,220	Hancock Holding Co.	10,106
488,000	Hilltop Holdings, Inc.*	12,054
630,000	Hope Bancorp, Inc.	10,168
450,580	International Bancshares Corp.	13,900
284,300	MB Financial, Inc.	10,346
88,877	Opus Bank	1,782
65,800	Pacific Premier Bancorp, Inc.*	1,701
712,000	TCF Financial Corp.	10,182
55,600	Texas Capital Bancshares, Inc.*	3,297
706,000	Umpqua Holdings Corp.	10,788
377,810	Webster Financial Corp.	15,263
		138,403
	Reinsurance (0.7%)
865,480	Third Point Reinsurance Ltd.*	10,169
	Specialized Finance (0.2%)
19,200	MarketAxess Holdings, Inc.	2,895
	Thrifts & Mortgage Finance (1.3%)
75,680	LendingTree, Inc.*	6,043
742,860	Northwest Bancshares, Inc.	11,693
		17,736
	Total Financials	207,278
	Health Care (9.4%)
	Biotechnology (1.4%)
79,080	Acceleron Pharma, Inc.*	2,217

3 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
46,240	Alkermes plc*	$2,331
62,700	Cepheid, Inc.*	3,317
51,200	Enanta Pharmaceuticals, Inc.*	1,204
35,280	Esperion Therapeutics, Inc.*	364
229,600	Exact Sciences Corp.*	3,577
147,000	Ironwood Pharmaceuticals, Inc.*	1,877
31,580	Ligand Pharmaceuticals, Inc.*	3,023
30,916	Sage Therapeutics, Inc.*	1,346
2,447	Trevena, Inc.*	12
		19,268
	Health Care Equipment (1.9%)
67,240	ABIOMED, Inc.*	7,059
121,700	Cardiovascular Systems, Inc.*	2,851
42,310	CONMED Corp.	1,692
82,912	Cutera, Inc.*	1,086
49,856	Cynosure, Inc. "A"*	2,126
35,900	DexCom, Inc.*	2,809
54,165	Inogen, Inc.*	2,907
28,491	LeMaitre Vascular, Inc.	597
46,910	Rockwell Medical, Inc.*	273
151,799	Zeltiq Aesthetics, Inc.*	5,025
		26,425
	Health Care Facilities (0.6%)
82,400	Acadia Healthcare Co., Inc.*	2,963
98,740	AmSurg Corp.*	5,900
		8,863
	Health Care Services (0.3%)
128,478	CorVel Corp.*	4,439
	Health Care Supplies (1.4%)
285,480	Haemonetics Corp.*	9,538
40,202	ICU Medical, Inc.*	5,600
77,870	Spectranetics Corp.*	1,690
11,208	Vascular Solutions, Inc.*	511
36,600	West Pharmaceutical Services, Inc.	2,783
		20,122
	Health Care Technology (1.0%)
757,996	Allscripts Healthcare Solutions, Inc.*	9,104
242,680	Evolent Health, Inc. "A"*	5,108
9,200	Veeva Systems, Inc. "A"*	357
		14,569
	Life Sciences Tools & Services (1.0%)
15,150	Bio-Rad Laboratories, Inc. "A"*	2,395
95,070	Charles River Laboratories International, Inc.*	7,214
235,452	Harvard Bioscience, Inc.*	565
451,906	NeoGenomics, Inc.*	3,642
		13,816
	Managed Health Care (0.7%)
182,375	Molina Healthcare, Inc.*	9,923
	Pharmaceuticals (1.1%)
224,210	AcelRx Pharmaceuticals, Inc.*	628
126,100	Cempra, Inc.*	2,286
22,071	Intersect ENT, Inc.*	322
174,300	Nektar Therapeutics*	2,161
75,600	Pacira Pharmaceuticals, Inc.*	2,404
92,660	Paratek Pharmaceuticals, Inc.*	991
154,170	Phibro Animal Health Corp. "A"	4,001
91,300	Supernus Pharmaceuticals, Inc.*	1,808

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
65,791	Tetraphase Pharmaceuticals, Inc.*	$230
		14,831
	Total Health Care	132,256

Industrials (25.2%)

Aerospace & Defense (0.9%)

254,988	Cubic Corp.	10,888
66,515	Taser International, Inc.*	1,489
		12,377
	Air Freight & Logistics (0.4%)
53,900	Echo Global Logistics, Inc.*	1,143
122,270	Forward Air Corp.	5,052
		6,195
	Airlines (0.3%)
66,550	Hawaiian Holdings, Inc.*	2,996
13,500	Spirit Airlines, Inc.*	647
		3,643
	Building Products (0.6%)
41,670	Apogee Enterprises, Inc.	1,698
11,800	CaesarStone Ltd.*	417
2,089,252	Tyman plc	6,221
		8,336
	Construction & Engineering (1.2%)
670,000	KBR, Inc.	9,923
326,310	Primoris Services Corp.	6,536
		16,459
	Construction Machinery & Heavy Trucks (1.0%)
103,877	Douglas Dynamics, Inc.	3,334
845,000	Federal Signal Corp.	10,377
		13,711
	Diversified Support Services (1.8%)
134,020	G & K Services, Inc. "A"	12,692
163,551	Matthews International Corp. "A"	9,797
99,625	Mobile Mini, Inc.	2,525
		25,014
	Electrical Components & Equipment (2.7%)
155,000	EnerSys	10,095
270,000	Generac Holdings, Inc.*	10,284
174,000	Regal-Beloit Corp.	10,284
431,700	Thermon Group Holdings, Inc.*	7,913
		38,576
	Environmental & Facilities Services (0.8%)
141,694	Hudson Technologies, Inc.*	864
405,017	SP Plus Corp.*	10,207
		11,071
	Heavy Electrical Equipment (0.4%)
320,057	Babcock & Wilcox Enterprises, Inc.*	5,038
5,388	Power Solutions International, Inc.*	51
		5,089
	Human Resource & Employment Services (0.2%)
43,389	WageWorks, Inc.*	2,558
	Industrial Machinery (5.4%)
416,929	Albany International Corp. "A"	16,990
124,710	CIRCOR International, Inc.	6,707

5 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
227,427	ESCO Technologies, Inc.	$10,132
35,400	John Bean Technologies Corp.	2,827
79,629	Kennametal, Inc.	2,254
130,700	Kornit Digital Ltd.*	1,346
383,296	Luxfer Holdings plc ADR	3,599
497,570	Mueller Industries, Inc.	15,071
43,150	Proto Labs, Inc.*	1,929
37,714	RBC Bearings, Inc.*	2,691
42,050	Tennant Co.	2,647
561,914	TriMas Corp.*	10,086
		76,279
	Marine (0.8%)
194,000	Kirby Corp.*	11,436
	Office Services & Supplies (2.2%)
996,620	ACCO Brands Corp.*	11,062
429,750	Essendant, Inc.	6,597
596,000	Interface, Inc.	9,446
344,330	Steelcase, Inc. "A"	4,597
		31,702
	Railroads (0.3%)
63,300	Genesee & Wyoming, Inc. "A"*	4,301
	Research & Consulting Services (2.3%)
27,100	Advisory Board Co.*	1,078
192,000	CEB, Inc.	9,341
278,750	FTI Consulting, Inc.*	10,860
93,090	Huron Consulting Group, Inc.*	5,218
321,576	Mistras Group, Inc.*	6,734
		33,231
	Trading Companies & Distributors (3.9%)
359,000	Air Lease Corp.	10,863
519,000	Aircastle Ltd.	10,666
223,000	Beacon Roofing Supply, Inc.*	9,375
529,000	BMC Stock Holdings, Inc.*	8,755
205,600	GATX Corp.	8,999
73,113	Kaman Corp.	3,192
83,710	Rush Enterprises, Inc. "A"*	2,197
169,820	Titan Machinery, Inc.*	1,578
		55,625
	Total Industrials	355,603
	Information Technology (19.3%)
	Application Software (2.1%)
1,310	Blackline, Inc.*	30
44,923	BroadSoft, Inc.*	1,867
55,800	Cadence Design Systems, Inc.*	1,427
127,700	Callidus Software, Inc.*	2,331
42,470	Digimarc Corp.*	1,342
17,780	Ebix, Inc.	996
12,920	Ellie Mae, Inc.*	1,368
47,139	Guidewire Software, Inc.*	2,708
22,930	Monotype Imaging Holdings, Inc.	438
16,980	Paycom Software, Inc.*	878
8,052	Paylocity Holding Corp.*	350
102,528	PROS Holdings, Inc.*	2,247
34,376	PTC, Inc.*	1,631
95,400	Synchronoss Technologies, Inc.*	3,502
14,150	Tyler Technologies, Inc.*	2,270
26,182	Ultimate Software Group, Inc.*	5,524

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
26,390	Zendesk, Inc.*	$694
		29,603
	Communications Equipment (0.7%)
611,390	Aerohive Networks, Inc.*	3,234
81,044	Finisar Corp.*	2,219
44,200	Infinera Corp.*	345
147,965	RADWARE Ltd.*	1,999
279,640	ShoreTel, Inc.*	1,860
		9,657
	Data Processing & Outsourced Services (1.6%)
224,540	Cardtronics plc "A"*	11,227
80,272	Euronet Worldwide, Inc.*	6,386
209,836	WNS Holdings Ltd. ADR*	5,770
		23,383
	Electronic Components (1.3%)
228,440	Belden, Inc.	14,805
399,085	InvenSense, Inc.*	3,053
		17,858
	Electronic Equipment & Instruments (1.0%)
35,160	Coherent, Inc.*	3,661
33,250	OSI Systems, Inc.*	2,332
524,000	VeriFone Systems, Inc.*	8,111
		14,104
	Electronic Manufacturing Services (0.5%)
280,880	CTS Corp.	5,112
17,150	IPG Photonics Corp.*	1,664
		6,776
	Internet Software & Services (1.5%)
100,306	2U, Inc.*	3,497
24,400	Amber Road, Inc.*	232
22,540	Apptio, Inc.*	445
17,754	CoStar Group, Inc.*	3,322
98,000	GTT Communications, Inc.*	2,205
25,870	Liquidity Services, Inc.*	229
179,310	LivePerson, Inc.*	1,524
25,020	Mindbody, Inc. "A"*	518
3,300	Nutanix, Inc. "A"*	81
130,600	Pandora Media, Inc.*	1,480
28,920	Shopify, Inc. "A"*	1,199
70,411	SPS Commerce, Inc.*	4,392
12,300	Stamps.com, Inc.*	1,200
43,790	Wix.com Ltd.*	1,751
		22,075
	IT Consulting & Other Services (1.9%)
19,900	EPAM Systems, Inc.*	1,281
236,499	Forrester Research, Inc.	8,810
193,900	Perficient, Inc.*	3,608
177,790	Science Applications International Corp.	12,252
64,388	Virtusa Corp.*	1,219
		27,170
	Semiconductor Equipment (1.3%)
446,372	Brooks Automation, Inc.	5,816
127,500	Rudolph Technologies, Inc.*	2,308
166,298	Teradyne, Inc.	3,873
171,420	Tessera Technologies, Inc.	6,360
		18,357

7 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (3.9%)
2,670	Acacia Communications, Inc.*	$186
117,813	Ceva, Inc.*	3,540
17,200	Impinj, Inc.*	425
62,196	Inphi Corp.*	2,307
43,000	Intersil Corp. "A"	949
1,450,185	Lattice Semiconductor Corp.*	8,803
87,443	Mellanox Technologies Ltd.*	3,795
316,700	Microsemi Corp.*	13,343
19,839	Monolithic Power Systems, Inc.	1,563
24,200	Power Integrations, Inc.	1,560
752,000	Rambus, Inc.*	9,167
31,242	Silicon Laboratories, Inc.*	1,873
144,000	Synaptics, Inc.*	7,505
		55,016
	Systems Software (1.5%)
25,800	CyberArk Software Ltd.*	1,206
123,116	Gigamon, Inc.*	6,808
32,600	Imperva, Inc.*	1,203
46,574	Proofpoint, Inc.*	3,651
107,300	Qualys, Inc.*	3,997
126,600	Rapid7, Inc.*	1,814
29,100	Red Hat, Inc.*	2,254
23,010	Secureworks Corp. "A"*	271
		21,204
	Technology Distributors (0.6%)
236,612	ScanSource, Inc.*	8,281
	Technology Hardware, Storage, & Peripherals (1.4%)
711,530	Diebold, Inc.	15,511
119,334	Nimble Storage, Inc.*	911
132,400	Super Micro Computer, Inc.*	3,138
		19,560
	Total Information Technology	273,044
	Materials (4.8%)
	Commodity Chemicals (1.5%)
212,000	Cabot Corp.	11,054
638,000	Calgon Carbon Corp.	10,080
		21,134
	Forest Products (0.5%)
128,270	Deltic Timber Corp.	7,206
	Metal & Glass Containers (0.8%)
222,060	Greif, Inc. "A"	10,406
	Paper Packaging (0.2%)
240,359	Multi Packaging Solutions International Ltd.*	3,247
	Paper Products (0.7%)
272,360	Schweitzer-Mauduit International, Inc.	10,053
	Specialty Chemicals (1.1%)
26,609	Quaker Chemical Corp.	2,860
166,364	Sensient Technologies Corp.	12,396
		15,256
	Total Materials	67,302

Portfolio of Investments | 8

Market
Number	Value
of Shares Security	(000)

Real Estate (2.9%)

REITs - Hotel & Resort (0.7%)

506,054	DiamondRock Hospitality Co.	$4,630
460,340	Summit Hotel Properties, Inc.	5,980
		10,610
	REITs - Industrial (0.1%)
62,200	STAG Industrial, Inc.	1,435
	REITs - Office (0.4%)
212,390	Corporate Office Properties Trust	5,669
	REITs - Residential (1.3%)
370,000	Colony Starwood Homes	10,734
176,986	Education Realty Trust, Inc.	7,538
		18,272
	REITs - Retail (0.2%)
123,400	Ramco-Gershenson Properties Trust	2,140
	REITs - Specialized (0.2%)
68,549	QTS Realty Trust, Inc. "A"	3,150
	Total Real Estate	41,276
	Telecommunication Services (1.2%)
	Alternative Carriers (0.5%)
83,120	Cogent Communications Holdings, Inc.	3,067
624,500	Vonage Holdings Corp.*	4,284
		7,351
	Wireless Telecommunication Services (0.7%)
357,000	Telephone & Data Systems, Inc.	9,225
	Total Telecommunication Services	16,576
	Utilities (1.2%)
	Gas Utilities (1.2%)
125,740	New Jersey Resources Corp.	4,269
96,910	Spire, Inc.	6,086
113,230	WGL Holdings, Inc.	7,141
		17,496
	Total Utilities	17,496
	Total Common Stocks (cost: $1,164,365)	1,361,866
	RIGHTS (0.0%)
	Health Care (0.0%)
	Biotechnology (0.0%)
72,450	Prosensa Holdings N.V.*(a),(b)	—
	Pharmaceuticals (0.0%)
133,709	NuPathe, Inc.*(a),(b)	—
	Total Health Care	—
	Total Rights (cost: $80)	—
	Total Equity Securities (cost: $1,164,445)	1,361,866

9 | USAA Small Cap Stock Fund

Market
Number	Value
of Shares Security	(000)

MONEY MARKET INSTRUMENTS (3.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.2%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (c)
45,090,328 (cost: $45,090)	$45,090
Total Investments (cost: $1,209,535)	$1,406,956
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,361,866	$	— $	— $	1,361,866
Rights	—		—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	45,090		—	—	45,090
Total	$1,406,956	$	— $	— $	1,406,956

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

11 | USAA Small Cap Stock Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 12

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $276,866,000 and $79,445,000, respectively, resulting in net unrealized appreciation of $197,421,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,411,640,000 at October 31, 2016, and, in total, may not

13 | USAA Small Cap Stock Fund

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 4.6% of net assets at October 31, 2016.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board.

(b) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board.

(c) Rate represents the money market fund annualized seven-day yield at October 31,

2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA SCIENCE & TECHNOLOGY FUND

OCTOBER 31, 2016

(Form N-Q)

48457-1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Science & Technology Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.6%)

COMMON STOCKS (97.9%)

Consumer Discretionary (10.3%)

Auto Parts & Equipment (0.8%)

985,000	Hota Industrial Manufacturing Co. Ltd.	$4,104
318,000	Tung Thih Electronic Co. Ltd.	4,656
		8,760
	Consumer Electronics (1.2%)
3,212,000	Pioneer Corp.*	7,902
150,500	Sony Corp.	4,823
		12,725
	Internet Retail (8.3%)
44,559	Amazon.com, Inc.*	35,194
187,709	Expedia, Inc.	24,258
219,047	Netflix, Inc.*	27,352
		86,804
	Total Consumer Discretionary	108,289
	Consumer Staples (0.1%)
	Drug Retail (0.1%)
12,563	Walgreens Boots Alliance, Inc.	1,039
	Health Care (22.6%)
	Biotechnology (4.8%)
120,520	Aduro Biotech, Inc.*	1,296
31,121	Alder BioPharmaceuticals, Inc.*	755
102,892	Alkermes plc*	5,187
27,190	Alnylam Pharmaceuticals, Inc.*	968
29,710	Amgen, Inc.	4,194
365,550	Arena Pharmaceuticals, Inc.*	541
215,350	ARIAD Pharmaceuticals, Inc.*	1,878
33,990	bluebird bio, Inc.*	1,623
79,270	Celgene Corp.*	8,100
163,260	Cytokinetics, Inc.*	1,584
26,162	Galapagos NV*	1,597
72,811	GlycoMimetics, Inc.*	439
53,321	Incyte Corp.*	4,637
24,048	Innate Pharma S.A.*	282
77,690	Ironwood Pharmaceuticals, Inc.*	992
75,900	Karyopharm Therapeutics, Inc.*	549
63,860	Loxo Oncology, Inc.*	1,332
121,834	Portola Pharmaceuticals, Inc.*	2,215
30,110	PTC Therapeutics, Inc.*	187
14,351	Regeneron Pharmaceuticals, Inc.*	4,951
277,650	Rigel Pharmaceuticals, Inc.*	722

1 | USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)
107,680	Syndax Pharmaceuticals, Inc.*	$1,272
30,860	T2 Biosystems, Inc.*	195
22,468	TESARO, Inc.*	2,716
133,443	Trevena, Inc.*	651
35,320	Ultragenyx Pharmaceutical, Inc.*	2,084
		50,947
	Health Care Distributors (0.7%)
46,380	Cardinal Health, Inc.	3,186
32,010	McKesson Corp.	4,071
		7,257
	Health Care Equipment (5.6%)
185,340	Abbott Laboratories	7,273
83,570	AtriCure, Inc.*	1,524
73,010	Baxter International, Inc.	3,475
27,271	Becton, Dickinson & Co.	4,579
340,410	Boston Scientific Corp.*	7,489
120,781	ConforMIS, Inc.*	922
39,520	EndoChoice Holdings, Inc.*	314
135,251	Globus Medical, Inc. "A"*	2,993
21,418	Invuity, Inc.*	217
124,150	K2M Group Holdings, Inc.*	2,119
156,259	Medtronic plc	12,816
66,977	St. Jude Medical, Inc.	5,214
50,020	Stryker Corp.	5,770
14,141	Teleflex, Inc.	2,024
15,914	Zimmer Biomet Holdings, Inc.	1,677
		58,406
	Health Care Facilities (0.8%)
26,079	Acadia Healthcare Co., Inc.*	938
73,160	Community Health Systems, Inc.*	386
143,576	Georgia Healthcare Group plc*(a)	622
51,010	HCA Holdings, Inc.*	3,904
18,660	LifePoint Health, Inc.*	1,117
10,160	Universal Health Services, Inc. "B"	1,226
		8,193
	Health Care Services (0.4%)
75,710	Envision Healthcare Holdings, Inc.*	1,498
47,650	Team Health Holdings, Inc.*	2,042
75,904	Teladoc, Inc.*	1,233
		4,773
	Health Care Supplies (0.3%)
138,700	Convatec Ltd.*(a)	425
23,977	DENTSPLY SIRONA, Inc.	1,380
103,238	Endologix, Inc.*	1,080
		2,885
	Health Care Technology (1.1%)
52,595	Allscripts Healthcare Solutions, Inc.*	632
19,640	athenahealth, Inc.*	2,029
57,586	Cerner Corp.*	3,373
181,360	M3, Inc.	5,534
		11,568
	Life Sciences Tools & Services (1.1%)
18,100	ICON plc*	1,453
15,870	Illumina, Inc.*	2,161
6,470	Medpace Holdings, Inc.*	188
53,420	Patheon NV*	1,356
42,100	Thermo Fisher Scientific, Inc.	6,190
		11,348

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Managed Health Care (2.1%)
25,210	Aetna, Inc.	$2,706
21,003	Cigna Corp.	2,496
98,000	UnitedHealth Group, Inc.	13,850
22,210	WellCare Health Plans, Inc.*	2,521
		21,573
	Pharmaceuticals (5.7%)
56,240	Allergan plc*	11,751
218,330	AstraZeneca plc ADR	6,183
213,630	Bristol-Myers Squibb Co.	10,876
28,570	Chugai Pharmaceutical Co. Ltd.	975
45,930	Eisai Co. Ltd.	2,934
99,030	Eli Lilly and Co.	7,312
15,590	Hikma Pharmaceuticals plc	335
41,260	Intersect ENT, Inc.*	602
13,200	Johnson & Johnson	1,531
66,195	Medicines Co.*	2,181
128,290	MediWound Ltd.*	821
116,070	Mylan N.V.*	4,237
81,650	MyoKardia, Inc.*	1,098
101,740	Nabriva Therapeutics AG ADR*	573
87,140	Ono Pharmaceutical Co. Ltd.	2,216
57,171	Revance Therapeutics, Inc.*	763
755	Samsung Biologics Co. Ltd.*(b)	91
37,290	Shionogi & Co. Ltd.	1,841
792,960	Sino Biopharmaceutical Ltd.	555
17,040	Takeda Pharmaceutical Co. Ltd.	764
34,399	UCB S.A.	2,329
		59,968
	Total Health Care	236,918
	Industrials (4.5%)
	Electrical Components & Equipment (1.7%)
671,757	BizLink Holding Inc.	3,406
110,380	Nidec Corp.	10,704
261,705	Voltronic Power Technology Corp.	3,931
		18,041
	Human Resource & Employment Services (0.7%)
111,168	WageWorks, Inc.*	6,554
	Industrial Conglomerates (0.4%)
1,130,800	Toshiba Corp.*	4,108
	Research & Consulting Services (1.7%)
70,374	Equifax, Inc.	8,724
299,201	TransUnion*	9,347
		18,071
	Total Industrials	46,774
	Information Technology (60.4%)
	Application Software (1.1%)
83,918	Mobileye N.V.*	3,120
94,845	Workday, Inc. "A"*	8,221
		11,341
	Communications Equipment (1.9%)
95,802	Arista Networks, Inc.*	8,119
164,597	Lumentum Holdings Inc.*	5,530
849,752	Oclaro, Inc.*	6,212
		19,861

3 | USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)
	Data Processing & Outsourced Services (14.8%)
88,511	Alliance Data Systems Corp.	$18,098
124,412	Automatic Data Processing, Inc.	10,831
66,258	Cardtronics plc "A"*	3,313
60,542	FleetCor Technologies, Inc.*	10,613
515,742	Genpact Ltd.*	11,857
364,763	Global Payments, Inc.	26,453
354,846	PayPal Holdings, Inc.*	14,783
73,217	Vantiv, Inc. "A"*	4,273
508,538	Visa, Inc. "A"	41,959
120,089	WEX, Inc.*	13,102
		155,282
	Electronic Components (2.6%)
127,893	Largan Precision Co. Ltd.	15,137
2,421,860	Sunny Optical Technology Group Co. Ltd.	11,835
		26,972
	Electronic Equipment & Instruments (1.2%)
65,441	Coherent, Inc.*	6,814
347,991	VeriFone Systems, Inc.*	5,387
		12,201
	Home Entertainment Software (0.3%)
48,267	Electronic Arts, Inc.*	3,790
	Internet Software & Services (15.5%)
131,788	Alibaba Group Holding Ltd. ADR*	13,402
94,531	Alphabet, Inc. "A"*	76,561
40,744	Baidu, Inc. ADR*	7,206
151,029	Dropbox, Inc., acquired 5/01/2012; cost $1,367*(b),(c),(d)	1,667
102,620	Everyday Health, Inc.*	1,078
236,501	Facebook, Inc. "A"*	30,979
121,655	GoDaddy, Inc. "A"*	4,354
44,403	J2 Global, Inc.	3,159
624,250	Just Eat Plc*	4,294
151,427	Nutanix, Inc. "A", acquired 8/25/2014 - 9/30/2016; cost $2,028*(c),(d)	3,710
536,912	Tencent Holdings Ltd.	14,247
49,575	Wix.com Ltd.*	1,983
		162,640
	IT Consulting & Other Services (2.7%)
127,781	Accenture plc "A"	14,853
270,435	Cognizant Technology Solutions Corp. "A"*	13,887
		28,740
	Semiconductor Equipment (0.2%)
37,323	MKS Instruments, Inc.	1,883
	Semiconductors (10.4%)
69,669	Broadcom Ltd.	11,863
91,114	First Solar, Inc.*	3,689
750,833	Himax Technologies, Inc. ADR	5,894
830,592	Intel Corp.	28,963
538,839	Land Mark Optoelectronics Corp.	4,832
63,400	MaxLinear, Inc. "A"*	1,186
57,904	Microchip Technology, Inc.	3,506
225,250	Micron Technology, Inc.*	3,865
22,145	NXP Semiconductors N.V.*	2,215
665,326	Parade Technologies Ltd.	7,495
237,702	QUALCOMM, Inc.	16,335
299,000	Silergy Corp.	4,368
1,734,655	Taiwan Semiconductor Manufacturing Co. Ltd.	10,362
1,874,720	Win Semiconductors Corp.	5,210
		109,783

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Systems Software (0.7%)
84,669	ServiceNow, Inc.*	$7,443
	Technology Distributors (0.3%)
499,201	Kingpak Technology Inc.	2,863
	Technology Hardware, Storage, & Peripherals (8.7%)
481,969	Apple, Inc.	54,723
1,177,000	Catcher Technology Co. Ltd.	9,231
607,316	Pure Storage, Inc. "A"*	7,494
584,194	Seagate Technology plc	20,044
		91,492
	Total Information Technology	634,291
	Total Common Stocks (cost: $819,420)	1,027,311
	PREFERRED STOCKS (0.7%)
	Industrials (0.1%)
	Industrial Machinery (0.1%)
37,837	Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(b),(c),(d)	661
	Information Technology (0.6%)
	Internet Software & Services (0.6%)
133,140	Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(b),(c),(d)	6,494
	Total Preferred Stocks (cost: $2,616)	7,155
	Total Equity Securities (cost: $822,036)	1,034,466
	MONEY MARKET INSTRUMENTS (1.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.9%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (e)
20,383,887	(cost: $20,384)	20,384
	Total Investments (cost: $842,420)	$1,054,850
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2		LEVEL 3	Total
Equity Securities:
Common Stocks	$1,025,553		$91	$1,667	$1,027,311
Preferred Stocks	—		—	7,155	7,155
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	20,384		—	—	20,384
Total	$1,045,937		$91	$8,822	$1,054,850

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

5 | USAA Science & Technology Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common Stocks	Preferred Stocks
Balance as of July 31, 2016	$1,501	$9,234
Purchases	-	-
Sales	-	(2,028)
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	166	(51)
investments

Balance as of October 31, 2016	$ 1 ,667	$7,155

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS **

	Fair Value at		Significant
	October 31, 2016	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Equity Securities:
Common Stocks	$1,667	Market	Revenue Multiple (a)	3.5x – 7.9x
		Comparables
			Discount for lack
			of marketability (b)	10%

Preferred Stocks	$661	Market	Revenue Multiple (a)	2.3x – 8.8x
		Comparables
			Discount for lack
			of marketability (b)	10%

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

7 | USAA Science & Technology Fund

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 8

6. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is valued at direct offering price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based

9 | USAA Science & Technology Fund

approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $246,189,000 and $33,759,000, respectively, resulting in net unrealized appreciation of $212,429,000 ..

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,049,770,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.4% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $8,913,000, which represented 0.9% of the Fund's net assets.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2016, was $12,532,000, which represented 1.2% of the Fund's net assets.

(d) Restricted security that is not registered under the Securities Act of 1933.

(e) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA SHORT-TERM BOND FUND

OCTOBER 31, 2016

(Form N-Q)

48444 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Short-Term Bond Fund

October 31, 2016 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (96.7%)

CORPORATE OBLIGATIONS (50.5%)

Consumer Discretionary (3.1%)

Automobile Manufacturers (0.5%)

$10,000	Ford Motor Credit Co., LLC	1.68%	9/08/2017	$10,010
5,000	Ford Motor Credit Co., LLC	2.38	1/16/2018	5,036
				15,046
	Cable & Satellite (1.1%)
18,000	Charter Communications Operating, LLC &
	Charter Communications Operating
	Capital Corp. (a)	3.58	7/23/2020	18,680
15,000	NBCUniversal Enterprise (a)	1.57 (b)	4/15/2018	15,107
				33,787
	Casinos & Gaming (0.3%)
9,774	Las Vegas Sands Corp. (c)	3.25	12/19/2020	9,846
	General Merchandise Stores (0.1%)
3,353	Dollar Tree, Inc. (c)	3.00	7/06/2022	3,390
	Household Appliances (0.2%)
7,000	Whirlpool Corp.	1.35	3/01/2017	7,007
	Internet Retail (0.1%)
3,000	QVC, Inc.	3.13	4/01/2019	3,068
	Movies & Entertainment (0.1%)
4,764	Regal Cinemas Corp. (c)	3.50	4/01/2022	4,797
	Restaurants (0.3%)
9,074	ARAMARK Services, Inc. (c)	3.28	9/07/2019	9,126
	Specialty Stores (0.4%)
1,970	PetSmart, Inc. (c)	4.00	3/11/2022	1,977
10,000	Staples, Inc.	2.75	1/12/2018	10,085
				12,062
	Total Consumer Discretionary			98,129
	Consumer Staples (3.0%)
	Agricultural Products (0.2%)
5,000	Cargill, Inc. (a)	1.90	3/01/2017	5,016
	Brewers (0.1%)
5,000	Molson Coors Brewing Co.	2.10	7/15/2021	4,986
	Drug Retail (0.8%)
5,000	CVS Health Corp.	2.13	6/01/2021	5,006
7,000	Walgreens Boots Alliance, Inc.	1.75	11/17/2017	7,033
8,000	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	8,214

1 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Walgreens Boots Alliance, Inc.	2.60%	6/01/2021	$5,067
				25,320
	Household Products (0.3%)
10,000	Church & Dwight Co., Inc.	2.45	12/15/2019	10,156
	Packaged Foods & Meat (1.3%)
7,000	JM Smucker Co.	1.75	3/15/2018	7,030
5,000	JM Smucker Co.	2.50	3/15/2020	5,102
5,000	Kraft Heinz Food Co.	2.25	6/05/2017	5,027
15,000	Kraft Heinz Food Co.	2.00	7/02/2018	15,114
5,000	Mead Johnson Nutrition Co.	3.00	11/15/2020	5,174
2,605	Tyson Foods, Inc.	4.50	6/15/2022	2,860
				40,307
	Tobacco (0.3%)
10,000	Reynolds American, Inc.	2.30	6/12/2018	10,136
	Total Consumer Staples			95,921
	Energy (8.2%)
	Integrated Oil & Gas (0.5%)
15,000	ConocoPhillips Co.	1.50	5/15/2018	15,017
	Oil & Gas Drilling (0.4%)
4,000	Noble Holding International Ltd.	2.50	3/15/2017	3,993
5,000	Noble Holding International Ltd.	5.25	3/16/2018	4,978
5,000	Transocean, Inc.	6.80	12/15/2016	5,013
				13,984
	Oil & Gas Equipment & Services (0.7%)
20,000	Schlumberger Holdings Corp. (a)	1.90	12/21/2017	20,111
3,215	Weatherford Bermuda	5.13	9/15/2020	3,070
				23,181
	Oil & Gas Exploration & Production (1.4%)
10,000	Devon Energy Corp.	1.39 (b)	12/15/2016	9,994
15,000	EQT Corp.	6.50	4/01/2018	15,701
3,400	Murphy Oil Corp.	3.50	12/01/2017	3,428
7,000	Southwestern Energy Co.	5.05	1/23/2018	7,184
6,950	Southwestern Energy Co.	5.80	1/23/2020	6,950
				43,257
	Oil & Gas Refining & Marketing (0.3%)
3,180	EnLink Midstream Partners, LP	2.70	4/01/2019	3,180
5,000	Phillips 66	2.95	5/01/2017	5,052
				8,232
	Oil & Gas Storage & Transportation (4.9%)
477	Alliance Pipeline, LP (a)	7.00	12/31/2019	504
5,000	Boardwalk Pipelines, LLC	5.50	2/01/2017	5,036
5,040	Boardwalk Pipelines, LLC	5.75	9/15/2019	5,487
5,000	Columbia Pipeline Group, Inc.	2.45	6/01/2018	5,023
10,000	Columbia Pipeline Group, Inc.	3.30	6/01/2020	10,335
5,000	DCP Midstream, LLC (a)	5.35	3/15/2020	5,175
5,000	DCP Midstream, LLC (a)	4.75	9/30/2021	5,137
9,306	Enable Oklahoma Intrastate Transmission,
	LLC (a)	6.25	3/15/2020	10,056
2,000	Enbridge Energy Partners, LP	9.88	3/01/2019	2,313
11,400	Enbridge Energy Partners, LP	8.05	10/01/2077	10,391
5,000	Energy Transfer Partners, LP	2.50	6/15/2018	5,037
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,159
5,000	Energy Transfer Partners, LP	4.15	10/01/2020	5,238
12,000	Energy Transfer Partners, LP	3.77 (b)	11/01/2066	8,400
7,000	Enterprise Products Operating, LLC	2.55	10/15/2019	7,147
12,000	Enterprise Products Operating, LLC	7.03	1/15/2068	12,669

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,624	Kern River Funding Corp. (a)	4.89%	4/30/2018	$2,741
5,000	Kinder Morgan, Inc.	2.00	12/01/2017	5,019
4,000	NGPL Pipeco, LLC (a)	7.12	12/15/2017	4,200
16,968	NuStar Logistics, LP	8.15	4/15/2018	18,283
5,000	ONEOK Partners, LP	3.80	3/15/2020	5,198
10,000	Plains All American Pipeline, LP	2.60	12/15/2019	10,126
12,000	Sabine Pass LNG, LP	7.50	11/30/2016	12,053
				156,727
	Total Energy			260,398

Financials (14.7%)

Asset Management & Custody Banks (0.5%)

10,000	FS Investment Corp.	4.00	7/15/2019	10,124
5,000	State Street Corp.	1.35	5/15/2018	5,007
				15,131
	Consumer Finance (0.6%)
5,000	Capital One, N.A.	1.50	9/05/2017	5,004
5,000	Discover Bank	3.10	6/04/2020	5,151
10,000	Synchrony Financial	2.60	1/15/2019	10,124
				20,279
	Diversified Banks (2.0%)
10,000	Bank of America Corp.	5.00	5/13/2021	11,098
7,000	Bank of America, N.A.	6.10	6/15/2017	7,199
10,000	Citigroup, Inc.	1.55	8/14/2017	10,020
5,000	Citigroup, Inc.	1.85	11/24/2017	5,018
15,000	Citizens Bank, N.A.	2.55	5/13/2021	15,206
10,000	Comerica Bank	2.50	6/02/2020	10,164
5,000	JPMorgan Chase & Co.	1.35	2/15/2017	5,004
				63,709
	Life & Health Insurance (2.4%)
5,000	MetLife Global Funding I (a)	3.65	6/14/2018	5,168
10,000	New York Life Global Funding (a)	1.30	10/30/2017	10,024
20,000	New York Life Global Funding (a)	1.30	4/27/2018	20,008
17,550	Protective Life Corp.	6.40	1/15/2018	18,422
5,000	Reliance Standard Life Global Funding II (a)	2.15	10/15/2018	5,039
16,400	TIAA Asset Management Finance, LLC (a)	2.95	11/01/2019	16,880
				75,541
	Multi-Line Insurance (0.3%)
2,545	Glen Meadow Pass-Through Trust (a)	6.51(b)	2/12/2067	2,011
9,000	MassMutual Global Funding, LLC (a)	2.10	8/02/2018	9,129
				11,140
	Multi-Sector Holdings (0.2%)
5,000	Berkshire Hathaway, Inc.	2.20	3/15/2021	5,112
	Other Diversified Financial Services (0.2%)
3,944	AWAS Finance Luxembourg (c)	3.63	7/16/2018	3,973
2,043	Receipts on Corporate Securities Trust	6.50	8/01/2017	2,092
				6,065
	Property & Casualty Insurance (2.6%)
12,000	Allstate Corp.	6.13	5/15/2067	11,850
22,016	Chubb Corp.	6.38 (b)	3/29/2067	20,805
12,420	Oil Insurance Ltd. (a)	3.82 (b)	-(d)	9,998
15,080	Progressive Corp.	6.70	6/15/2067	14,929
23,596	Sirius International Group (a)	6.38	3/20/2017	23,905
				81,487
	Regional Banks (5.4%)
8,000	Allfirst Preferred Capital Trust	2.38 (b)	7/15/2029	6,850

3 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$13,000	Associated Banc-Corp.	2.75%	11/15/2019	$13,217
8,000	BB&T; Corp.	1.71 (b)	6/15/2018	8,057
13,550	Compass Bank	1.85	9/29/2017	13,542
4,000	Compass Bank	6.40	10/01/2017	4,155
5,000	Compass Bank	2.75	9/29/2019	5,008
5,000	Cullen/Frost Bankers, Inc.	1.35 (b)	2/15/2017	5,000
3,000	Fifth Third Bancorp	1.28 (b)	12/20/2016	3,002
3,806	Fifth Third Bancorp	4.50	6/01/2018	3,956
5,000	First Niagara Financial Group, Inc.	6.75	3/19/2020	5,739
15,000	First Republic Bank	2.38	6/17/2019	15,093
8,500	Fulton Financial Corp.	5.75	5/01/2017	8,638
1,900	Hancock Holding Co.	5.88	4/01/2017	1,925
5,000	Huntington National Bank	1.38	4/24/2017	5,006
5,000	Manufacturers & Traders Trust Co.	1.25	1/30/2017	5,001
10,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	10,062
5,000	MUFG Union Bank, N.A.	2.13	6/16/2017	5,028
5,000	MUFG Union Bank, N.A.	2.63	9/26/2018	5,080
9,500	People's United Financial, Inc.	3.65	12/06/2022	9,756
3,112	Regions Bank of Birmingham	7.50	5/15/2018	3,374
10,000	Regions Bank of Birmingham	2.25	9/14/2018	10,084
10,000	Regions Financial Corp.	3.20	2/08/2021	10,378
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	10,001
5,000	SunTrust Banks, Inc.	2.90	3/03/2021	5,166
				173,118
	Reinsurance (0.0%)
1,250	Alterra USA Holdings Ltd. (a)	7.20	4/14/2017	1,273
	Specialized Finance (0.2%)
5,000	S&P; Global, Inc.	2.50	8/15/2018	5,076
	Thrifts & Mortgage Finance (0.3%)
8,600	Chittenden Corp.	1.50 (b)	2/14/2017	8,590
	Total Financials			466,521
	Health Care (4.4%)
	Biotechnology (1.2%)
5,000	AbbVie, Inc.	1.75	11/06/2017	5,019
10,000	AbbVie, Inc.	1.80	5/14/2018	10,035
10,000	AbbVie, Inc.	2.30	5/14/2021	10,012
5,000	Amgen, Inc.	2.25	8/19/2023	4,890
8,000	Baxalta, Inc.	2.00	6/22/2018	8,042
				37,998
	Health Care Equipment (0.5%)
10,000	Becton Dickinson and Co.	1.45	5/15/2017	10,023
5,000	Medtronic, Inc.	2.50	3/15/2020	5,135
				15,158
	Health Care Facilities (0.2%)
5,000	HCA, Inc.	6.50	2/15/2020	5,550
	Health Care Services (0.5%)
5,000	Express Scripts Holding Co. (e)	2.13	4/28/2020	4,977
5,000	Express Scripts Holding Co.	3.00	7/15/2023	4,980
7,200	Laboratory Corp. of America Holdings	3.20	2/01/2022	7,498
				17,455
	Pharmaceuticals (2.0%)
5,000	Actavis Funding SCS	2.35	3/12/2018	5,051
5,000	Actavis Funding SCS	3.00	3/12/2020	5,152
10,000	Mallinckrodt International Finance S.A.	3.50	4/15/2018	9,975
7,000	Mylan N.V. (a)	3.00	12/15/2018	7,153
5,000	Mylan N.V. (a)	2.50	6/07/2019	5,057

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90%	9/23/2019	$4,994
5,789	Valeant Pharmaceuticals International, Inc. (c)	5.00	2/13/2019	5,782
827	Valeant Pharmaceuticals International, Inc. (c)	5.25	12/11/2019	827
11,278	Zoetis, Inc.	1.88	2/01/2018	11,303
8,135	Zoetis, Inc.	3.25	2/01/2023	8,324
				63,618
	Total Health Care			139,779

Industrials (4.2%)

Aerospace & Defense (0.3%)

3,459	TransDigm, Inc. (c)	3.75	6/09/2023	3,450
5,000	United Technologies Corp.	1.80	6/01/2017	5,025
				8,475
	Air Freight & Logistics (0.2%)
5,000	FedEx Corp.	2.30	2/01/2020	5,088
698	FedEx Corp. Pass-Through Trust (a)	2.63	1/15/2018	700
2,368	FedEx Corp. Pass-Through Trust	6.85	7/15/2020	2,492
				8,280
	Airlines (1.4%)
462	America West Airlines, Inc. Pass-Through Trust	7.12	7/02/2018	466
5,750	American Airlines 2014-1 Class B Pass-Through
	Trust	4.38	4/01/2024	5,793
4,703	American Airlines 2015-2 Class B Pass-Through
	Trust	4.40	3/22/2025	4,767
1,500	Continental Airlines 1998-1 Class A Pass-
	Through Trust	6.65	3/15/2019	1,522
10,194	Continental Airlines, Inc. Pass-Through Trust	5.50	4/29/2022	10,716
702	United Airlines, Inc. Pass-Through Trust	9.75	7/15/2018	714
4,087	United Airlines, Inc. Pass-Through Trust	5.38	2/15/2023	4,256
1,420	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	1,446
3,030	US Airways Group, Inc. Pass-Through Trust	8.50	10/22/2018	3,147
798	US Airways Group, Inc. Pass-Through Trust
	(INS)	7.08	9/20/2022	857
6,347	US Airways Group, Inc. Pass-Through Trust	5.38	5/15/2023	6,561
4,850	US Airways, Inc. (c)	3.50	5/23/2019	4,865
				45,110
	Construction Machinery & Heavy Trucks (0.3%)
9,775	Terex Corp. (c)	3.59	8/13/2021	9,759
	Industrial Machinery (0.4%)
3,000	CNH Industrial Capital, LLC	3.63	4/15/2018	3,041
4,583	CNH Industrial Capital, LLC	3.38	7/15/2019	4,649
5,000	Fortive Corp. (a)	1.80	6/15/2019	5,016
				12,706
	Trading Companies & Distributors (0.7%)
5,000	Air Lease Corp.	2.13	1/15/2020	4,997
2,554	International Lease Finance Corp.	3.88	4/15/2018	2,618
13,000	International Lease Finance Corp. (a)	7.13	9/01/2018	14,186
				21,801
	Trucking (0.9%)
5,000	ERAC USA Finance, LLC (a)	2.75	3/15/2017	5,030
3,000	ERAC USA Finance, LLC (a)	6.38	10/15/2017	3,137
4,970	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	3.38	3/15/2018	5,075

5 | USAA Short-Term Bond Fund
Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$14,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	2.88%	7/17/2018	$14,260
				27,502
	Total Industrials			133,633

Information Technology (1.9%)

Communications Equipment (0.1%)

5,000	Harris Corp.	2.70	4/27/2020	5,069
	Data Processing & Outsourced Services (0.4%)
10,000	Total System Services, Inc.	2.38	6/01/2018	10,069
3,000	Xerox Corp.	2.95	3/15/2017	3,018
				13,087
	Electronic Components (0.2%)
5,000	Amphenol Corp.	2.55	1/30/2019	5,102
	Electronic Equipment & Instruments (0.2%)
5,000	FLIR Systems, Inc.	3.13	6/15/2021	5,137
	Electronic Manufacturing Services (0.5%)
16,892	Molex Electronics Technologies, LLC (a)	2.88	4/15/2020	16,895
	Systems Software (0.1%)
5,000	Oracle Corp.	2.40	9/15/2023	4,992
	Technology Distributors (0.2%)
5,000	Tech Data Corp.	3.75	9/21/2017	5,092
	Technology Hardware, Storage, & Peripherals (0.2%)
5,000	Diamond 1 Finance Corp & Diamond 2 Finance
	Corp. (a)	3.48	6/01/2019	5,133
	Total Information Technology			60,507
	Materials (1.4%)
	Aluminum (0.2%)
5,046	Alcoa, Inc.	6.75	7/15/2018	5,416
	Construction Materials (0.3%)
10,000	Martin Marietta Materials, Inc.	1.94 (b)	6/30/2017	10,022
	Diversified Chemicals (0.4%)
12,550	CF Industries, Inc.	6.88	5/01/2018	13,268
	Diversified Metals & Mining (0.3%)
3,000	Freeport-McMoRan, Inc.	2.30	11/14/2017	2,985
6,097	Freeport-McMoRan, Inc. (c)	3.29	5/31/2018	6,092
2,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	1,935
				11,012
	Specialty Chemicals (0.2%)
6,000	Albemarle Corp.	3.00	12/01/2019	6,178
	Total Materials			45,896
	Real Estate (2.7%)
	REITs - Diversified (0.1%)
4,167	ARC Properties Operating Partnership, LP (c)	2.48	6/30/2018	4,063
	REITs - Health Care (0.3%)
2,505	Health Care REIT, Inc.	4.13	4/01/2019	2,627
2,950	Nationwide Health Properties, Inc.	6.90	10/01/2037	3,648
3,000	Ventas Realty, LP	4.00	4/30/2019	3,150
				9,425

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	REITs - Industrial (0.2%)
$7,300	First Industrial, LP	5.95%	5/15/2017	$7,468
	REITs - Office (0.6%)
9,000	Boston Properties, LP (f)	3.70	11/15/2018	9,343
3,700	Equity Commonwealth	6.25	6/15/2017	3,720
7,000	Mack-Cali Realty, LP	2.50	12/15/2017	7,026
				20,089
	REITs - Residential (0.6%)
11,664	AvalonBay Communities, Inc.	5.70	3/15/2017	11,853
8,425	Essex Portfolio, LP	5.50	3/15/2017	8,550
				20,403
	REITs - Retail (0.4%)
11,355	Realty Income Corp.	2.00	1/31/2018	11,423
	REITs - Specialized (0.5%)
10,000	American Tower Corp.	3.40	2/15/2019	10,369
3,950	Communications Sales & Leasing, Inc. (c)	4.50	10/24/2022	3,971
				14,340
	Total Real Estate			87,211
	Telecommunication Services (1.7%)
	Integrated Telecommunication Services (1.5%)
25,000	AT&T;, Inc.	2.45	6/30/2020	25,169
5,000	Centel Capital Corp.	9.00	10/15/2019	5,754
3,600	CenturyLink, Inc.	6.45	6/15/2021	3,861
2,500	Frontier Communications Corp.	8.88	9/15/2020	2,666
10,000	Verizon Communications, Inc.	1.35	6/09/2017	10,011
				47,461
	Wireless Telecommunication Services (0.2%)
4,770	Grain Spectrum Funding, LLC (a)	4.00	10/10/2018	4,753
3,000	Sprint Spectrum Co., LLC (a)	3.36	3/20/2023	3,023
				7,776
	Total Telecommunication Services			55,237
	Utilities (5.2%)
	Electric Utilities (3.8%)
8,000	Duke Energy Corp.	2.10	6/15/2018	8,081
6,700	Entergy Corp.	4.70	1/15/2017	6,728
10,000	Eversource Energy	1.60	1/15/2018	10,020
15,000	Exelon Corp.	1.55	6/09/2017	15,015
7,000	FirstEnergy Corp.	2.75	3/15/2018	7,083
12,000	IPALCO Enterprises, Inc.	5.00	5/01/2018	12,600
7,000	IPALCO Enterprises, Inc.	3.45	7/15/2020	7,210
10,000	NextEra Energy Capital Holding, Inc.	1.59	6/01/2017	10,027
10,000	NextEra Energy Capital Holding, Inc.	2.06	9/01/2017	10,059
7,000	Otter Tail Corp.	9.00	12/15/2016	7,054
5,000	Southern Co.	1.85	7/01/2019	5,032
10,000	Southern Co. Gas Capital Corp.	2.45	10/01/2023	10,015
1,097	Tri-State Generation & Transmission
	Association Pass-Through Trust (a)	6.04	1/31/2018	1,114
10,000	Xcel Energy, Inc.	1.20	6/01/2017	9,998
				120,036
	Independent Power Producers & Energy Traders (0.6%)
7,975	Exelon Generation Co., LLC	4.00	10/01/2020	8,488
10,000	Southern Power Co.	2.38	6/01/2020	10,129
				18,617

7 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Utilities (0.8%)
$10,000	Black Hills Corp.	2.50%	1/11/2019	$10,131
6,000	Dominion Resources, Inc.	2.96	7/01/2019	6,141
10,000	Sempra Energy	2.40	3/15/2020	10,164
				26,436
	Total Utilities			165,089
	Total Corporate Obligations (cost: $1,597,899)			1,608,321
	EURODOLLAR AND YANKEE OBLIGATIONS (16.2%)
	Consumer Discretionary (0.9%)
	Automobile Manufacturers (0.9%)
5,000	Daimler Finance, N.A., LLC (a)	1.88	1/11/2018	5,026
2,000	Hyundai Capital America (a)	1.45	2/06/2017	2,002
7,800	Hyundai Capital Services, Inc. (a)	1.66 (b)	3/18/2017	7,808
13,235	Nissan Motor Acceptance Corp. (a)	1.39 (b)	3/03/2017	13,258
				28,094
	Total Consumer Discretionary			28,094
	Consumer Staples (2.1%)
	Brewers (0.8%)
5,000	SABMiller Holdings, Inc. (a)	2.45	1/15/2017	5,015
9,530	SABMiller Holdings, Inc. (a)	2.20	8/01/2018	9,644
10,000	SABMiller Holdings, Inc. (a)	3.75	1/15/2022	10,777
				25,436
	Distillers & Vintners (0.2%)
5,000	Pernod Ricard S.A. (a)	2.95	1/15/2017	5,014
	Packaged Foods & Meat (0.4%)
10,465	Grupo Bimbo SAB de CV (a)	4.50	1/25/2022	11,366
3,000	Mondelez International Holdings Netherlands
	B.V. (a)	1.63	10/28/2019	2,992
				14,358
	Tobacco (0.7%)
5,000	B.A.T. International Finance plc (a)	2.13	6/07/2017	5,026
7,000	Imperial Tobacco Finance plc (a)	2.05	7/20/2018	7,042
10,000	Imperial Tobacco Finance plc (a)	2.95	7/21/2020	10,277
				22,345
	Total Consumer Staples			67,153
	Energy (1.6%)
	Integrated Oil & Gas (1.2%)
8,000	BP Capital Markets plc	1.63	8/17/2017	8,013
12,820	Origin Energy Finance Ltd. (a)	3.50	10/09/2018	13,038
15,000	Shell International Finance B.V.	1.13	8/21/2017	15,011
				36,062
	Oil & Gas Storage & Transportation (0.4%)
7,500	Enbridge, Inc.	1.29 (b)	6/02/2017	7,492
6,000	TransCanada PipeLines Ltd.	1.88	1/12/2018	6,025
				13,517
	Total Energy			49,579
	Financials (6.4%)
	Asset Management & Custody Banks (0.5%)
16,756	Brookfield Asset Management, Inc.	5.80	4/25/2017	17,085

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Diversified Banks (4.4%)
$5,000	ANZ New Zealand International Ltd. (a)	2.60%	9/23/2019	$5,110
5,000	ANZ New Zealand International Ltd. (a)	2.85	8/06/2020	5,132
4,000	Banco Santander Chile (a)	1.78 (b)	4/11/2017	3,995
10,000	Bank of Montreal	1.40	4/10/2018	10,008
7,500	Barclays Bank plc (a)	2.25	5/10/2017	7,549
5,000	BPCE S.A.	1.63	2/10/2017	5,007
2,000	Commonwealth Bank of Australia (a)	2.25	3/16/2017	2,009
5,000	Cooperatieve Rabobank U.A.	3.38	1/19/2017	5,026
5,000	DNB Bank ASA (a)	3.20	4/03/2017	5,043
5,000	Lloyds Bank plc	4.20	3/28/2017	5,061
7,000	National Australia Bank Ltd.	2.75	3/09/2017	7,040
10,010	Royal Bank of Scotland Group plc	9.50 (b)	3/16/2022	10,277
10,000	Santander Bank, N.A.	2.00	1/12/2018	9,999
14,350	Santander Bank, N.A.	8.75	5/30/2018	15,629
5,000	Santander UK plc	2.35	9/10/2019	5,042
19,000	Standard Chartered Bank (a)	6.40	9/26/2017	19,759
5,000	Standard Chartered plc (a)	2.25	4/17/2020	4,990
5,000	Svenska Handelsbanken AB	2.88	4/04/2017	5,039
8,000	Toronto-Dominion Bank	1.40	4/30/2018	8,000
				139,715
	Diversified Capital Markets (0.3%)
10,000	UBS Group Funding Ltd. (a)	2.95	9/24/2020	10,216
	Other Diversified Financial Services (0.3%)
7,000	ING Bank N.V. (a)	3.75	3/07/2017	7,060
2,000	ING Capital Funding Trust III	4.44 (b)	-(d)	1,990
				9,050
	Property & Casualty Insurance (0.9%)
12,000	QBE Insurance Group Ltd. (a)	2.40	5/01/2018	12,055
17,000	Suncorp-Metway Ltd. (a)	1.70	3/28/2017	17,030
				29,085
	Total Financials			205,151
	Industrials (2.8%)
	Aerospace & Defense (0.1%)
3,580	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	3,641
	Airlines (1.1%)
10,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	10,062
9,856	British Airways Pass-Through Trust plc (a)	5.63	12/20/2021	10,349
10,061	Virgin Australia Trust (a)	5.00	4/23/2025	10,451
5,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	5,139
				36,001
	Industrial Conglomerates (0.7%)
10,000	CK Hutchison International 16 Ltd. (a)	1.88	10/03/2021	9,861
5,000	Hutchison Whampoa International Ltd. (a)	3.50	1/13/2017	5,023
6,600	Hutchison Whampoa International Ltd. (a)	2.00	11/08/2017	6,635
				21,519
	Marine (0.3%)
10,000	A.P. Moeller-Maersk A/S (a)	2.55	9/22/2019	10,104
	Railroads (0.3%)
10,000	Asciano Finance (a)	5.00	4/07/2018	10,325
	Trading Companies & Distributors (0.3%)
8,000	AerCap Ireland Capital Ltd.	2.75	5/15/2017	8,021
	Total Industrials			89,611

9 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (1.4%)

Construction Materials (0.2%)

$5,000	Holcim US Finance Sarl & Cie SCS (a)	6.00%	12/30/2019	$5,576
	Diversified Metals & Mining (1.1%)
5,000	Anglo American Capital plc (a)	2.63	9/27/2017	5,019
3,000	Anglo American Capital plc (a)	3.63	5/14/2020	3,030
11,516	Glencore Finance Canada Ltd.	3.60	1/15/2017	11,538
14,000	Glencore Finance Canada Ltd. (a)	2.95	10/25/2017	14,054
				33,641
	Steel (0.1%)
4,500	ArcelorMittal	5.13	6/01/2020	4,748
	Total Materials			43,965
	Real Estate (0.4%)
	REITs - Retail (0.4%)
5,000	Scentre Group Trust (a)	2.38	4/28/2021	5,039
7,000	WEA Finance, LLC (a)	1.75	9/15/2017	7,010
				12,049
	Total Real Estate			12,049
	Utilities (0.6%)
	Electric Utilities (0.3%)
5,000	Emera US Finance, LP (a)	2.15	6/15/2019	5,047
5,000	Emera US Finance, LP (a)	2.70	6/15/2021	5,094
				10,141
	Independent Power Producers & Energy Traders (0.3%)
10,000	TransAlta Corp.	1.90	6/03/2017	9,990
	Total Utilities			20,131
	Total Eurodollar and Yankee Obligations (cost: $511,137)			515,733
	ASSET-BACKED SECURITIES (8.4%)
	Financials (8.4%)
	Asset-Backed Financing (8.4%)
1,381	Access Group, Inc.	1.14 (b)	4/25/2029	1,368
404	American Credit Acceptance Receivables
	Trust (a)	1.43	8/12/2019	405
2,038	AmeriCredit Automobile Receivables Trust	1.93	8/08/2018	2,038
1,462	AmeriCredit Automobile Receivables Trust	1.57	1/08/2019	1,463
6,000	AmeriCredit Automobile Receivables Trust	2.09	2/08/2019	6,022
5,889	ARL First, LLC (a)	2.28 (b)	12/15/2042	5,719
1,350	Avis Budget Rental Car Funding, LLC (a)	3.68	11/20/2017	1,351
3,333	Avis Budget Rental Car Funding, LLC (a)	3.78	2/20/2018	3,347
12,000	Avis Budget Rental Car Funding, LLC (a)	2.62	9/20/2019	11,997
5,000	Bank of The West Auto Trust (a)	1.65	3/16/2020	5,024
10,000	Bank of The West Auto Trust (a)	1.66	9/15/2020	10,057
4,200	California Republic Auto Receivables Trust	2.30	12/16/2019	4,247
9,425	California Republic Auto Receivables Trust	2.57	11/16/2020	9,531
4	CenterPoint Energy Transition Bond Co. III, LLC	4.19	2/01/2020	4
6,907	CIT Education Loan Trust (a)	1.16 (b)	6/25/2042	5,785
13,424	CIT Equipment Collateral (a)	1.50	10/21/2019	13,427
6,000	CNH Equipment Trust	1.27	11/16/2020	6,006
5,500	CNH Equipment Trust	2.14	8/15/2022	5,553
2,241	College Loan Corp. Trust	1.37 (b)	1/15/2037	1,888
4,833	Collegiate Funding Services Education Loan
	Trust	0.94 (b)	3/28/2035	4,351

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,599	Credit Acceptance Auto Loan Trust (a)	1.55%	10/15/2021	$4,601
4,000	Credit Acceptance Auto Loan Trust (a)	2.29	4/15/2022	4,018
5,000	Credit Acceptance Auto Loan Trust (a)	2.67	9/15/2022	5,029
2,929	Drive Auto Receivables Trust (a)	2.28	6/17/2019	2,941
4,109	Drive Auto Receivables Trust "B" (a)	2.23	9/16/2019	4,125
3,919	Element Rail Leasing I, LLC (a)	2.30	4/19/2044	3,839
7,546	Enterprise Fleet Financing, LLC (a)	1.59	2/22/2021	7,557
448	Exeter Automobile Receivables Trust (a)	2.42	1/15/2019	448
5,618	First Investors Auto Owner Trust (a)	3.04	8/15/2018	5,622
4,847	First Investors Auto Owner Trust (a)	2.26	3/15/2019	4,853
3,620	First Investors Auto Owner Trust (a)	1.49	6/15/2020	3,624
2,000	Hertz Fleet Lease Funding, LP (a)	2.53 (b)	12/10/2027	1,992
10,500	Hertz Vehicle Financing, LLC (a)	2.96	9/25/2019	10,537
3,000	Huntington Auto Trust "C"	2.15	6/15/2021	3,012
3,205	Iowa Student Loan Liquidity Corp.	1.21 (b)	9/25/2037	2,731
10,000	MMAF Equipment Finance, LLC (a)	1.93	7/16/2021	10,118
1,462	Nelnet Student Loan Trust	1.15 (b)	9/22/2037	1,216
3,350	Prestige Auto Receivables Trust (a)	1.52	4/15/2020	3,353
5,451	Prestige Auto Receivables Trust "B" (a)	1.74	5/15/2019	5,457
1,630	Santander Drive Auto Receivables Trust	1.95	3/15/2019	1,634
2,745	Santander Drive Auto Receivables Trust	1.45	5/15/2019	2,746
4,500	Santander Drive Auto Receivables Trust	2.73	10/15/2019	4,564
5,000	Santander Drive Auto Receivables Trust	2.74	12/15/2021	5,068
5,000	SBA Tower Trust (a)	2.90	10/15/2044	5,089
5,577	SLC Student Loan Trust	1.18 (b)	7/15/2036	5,466
8,000	SLC Student Loan Trust	1.33 (b)	7/15/2036	7,124
1,005	SLM Student Loan Trust	1.43 (b)	10/25/2065	880
5,000	Suntrust Auto Receivables Trust "B" (a)	2.20	2/15/2021	5,043
8,000	Suntrust Auto Receivables Trust "C" (a)	2.50	4/15/2021	8,101
5,000	TCF Auto Receivables Owner Trust (a)	2.55	4/15/2021	5,078
7,500	TCF Auto Receivables Owner Trust "B" (a)	2.49	4/15/2021	7,609
4,499	Trinity Rail Leasing, LP (a)	2.27	1/15/2043	4,392
7,702	Trip Rail Master Funding, LLC (a)	2.86	4/15/2044	7,649
1,260	Westlake Automobile Receivables Trust (a)	2.24	4/15/2020	1,264
5,150	Westlake Automobile Receivables Trust (a)	2.45	1/15/2021	5,198
5,000	Wheels SPV, LLC (a)	1.87	5/20/2025	4,997
				266,558
	Total Financials			266,558
	Total Asset-Backed Securities (cost: $267,116)			266,558
	COLLATERALIZED LOAN OBLIGATIONS (1.9%)
	Financials (1.9%)
1,500	American Money Management Corp. (a),(e),(g)	2.36 (b)	10/15/2028	1,500
3,000	Annisa Ltd. (a)	2.00 (b)	7/20/2028	3,003
14,353	Babson Ltd. (a)	2.06 (b)	5/15/2023	14,358
7,500	Dryden Senior Loan Fund (a)	2.38 (b)	4/15/2027	7,510
15,000	Marine Park Ltd. (a)	2.08 (b)	5/18/2023	14,991
10,000	Race Point Ltd. (a)	2.48 (b)	7/25/2028	10,037
4,000	Teachers Insurance and Annuity Association of
	America (a)	2.58 (b)	7/20/2028	4,014
3,250	Trinitas Ltd.	2.43 (b)	10/25/2028	3,253
	Total Financials			58,666
	Total Collateralized Loan Obligations (cost: $58,603)			58,666
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
3,454	Sequoia Mortgage Trust (a) (cost: $3,505)	3.00 (b)	5/25/2043	3,492

11 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (4.3%)
	Financials (4.3%)
	Commercial Mortgage-Backed Securities (2.7%)
$467	Banc of America Commercial Mortgage, Inc.	5.00%	11/10/2042	$466
560	Banc of America Commercial Mortgage, Inc.	4.73	7/10/2043	560
10,000	Banc of America Commercial Mortgage, Inc.	6.27	2/10/2051	10,463
10,000	Barclays Commercial Mortgage Securities, LLC
	(a)	2.13	2/15/2028	9,942
3,890	Citigroup Commercial Mortgage Trust	1.39	7/10/2047	3,888
4,300	Commercial Mortgage Trust (a)	2.12	2/13/2032	4,294
1,430	Credit Suisse Commercial Mortgage Trust	5.38	2/15/2040	1,429
81	DB-UBS Mortgage Trust (a)	3.74	11/10/2046	81
3,521	Greenwich Capital Commercial Funding Corp.	5.76	7/10/2038	3,517
124	GS Mortgage Securities Corp. II	2.54	1/10/2045	124
5,467	GS Mortgage Securities Corp. II	2.32	5/10/2045	5,479
2,837	GS Mortgage Securities Trust	1.21	7/10/2046	2,838
386	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.12	7/15/2041	386
1,554	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	4.11	7/15/2046	1,609
11,653	LB Commercial Mortgage Trust	5.92	7/15/2044	11,879
1,378	LB-UBS Commercial Mortgage Trust	5.42	2/15/2040	1,382
6,150	LB-UBS Commercial Mortgage Trust	5.46	2/15/2040	6,183
6,187	Morgan Stanley Capital I, Inc.	5.57	12/15/2044	6,318
2,112	Morgan Stanley Capital I, Inc.	5.27	10/12/2052	2,111
7,676	UBS-Barclays Commercial Mortgage Trust	2.73	8/10/2049	7,848
5,000	Wachovia Bank Commercial Mortgage Trust	5.00	6/15/2049	5,064
				85,861
	Interest-Only Commercial Mortgage-Backed Securities (1.6%)
66,643	Commercial Mortgage Trust, acquired
	8/09/2012-8/27/2012; cost $8,561(h)	1.00	8/15/2045	5,077
70,322	Commercial Mortgage Trust, acquired
	11/06/2012; cost $9,427(h)	1.00	10/15/2045	5,160
30,397	Fannie Mae (+)	4.01	12/25/2017	776
85,042	Fannie Mae (+)	2.11	12/25/2019	2,477
79,377	Fannie Mae (+)	0.76	5/25/2022	2,726
81,382	Fannie Mae (+)	0.62	8/25/2022	2,185
14,373	Freddie Mac (+)	1.00	4/25/2017	59
62,369	Freddie Mac (+)	3.00	1/25/2019	2,758
37,315	Freddie Mac (+)	1.00	5/25/2019	1,344
100,706	Freddie Mac (+)	1.00	7/25/2019	3,647
55,789	Freddie Mac (+)	1.00	11/25/2019	1,773
71,528	Freddie Mac (+)	1.00	8/25/2022	4,355
34,704	GS Mortgage Securities Corp. II, acquired
	5/18/2012; cost $5,302(h)	2.00	5/10/2045	2,697
30,397	GS Mortgage Securities Trust, acquired
	11/16/2012; cost $4,689(h)	2.29	11/10/2045	2,487
31,715	J.P. Morgan Chase Commercial Mortgage
	Securities Corp., acquired 9/28/2012; cost
	$4,329(h)	2.00	10/15/2045	2,237
33,195	Morgan Stanley-BAML Trust, acquired
	10/05/2012; cost $4,313(a),(h)	2.03	11/15/2045	2,073
54,421	UBS Commercial Mortgage Trust, acquired
	5/01/2012; cost $8,239(a),(h)	2.09	5/10/2045	5,067
32,540	UBS-Barclays Commercial Mortgage Trust,
	acquired 9/14/2012; cost $4,637(a),(h)	2.05	8/10/2049	2,610

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$33,586	WF Commercial Mortgage Trust, acquired
	9/21/2012; cost $4,659(a),(h)	2.00%	10/15/2045	$2,485
				51,993
	Total Financials			137,854
	Total Commercial Mortgage Securities (cost: $130,171)			137,854

U.S. GOVERNMENT AGENCY ISSUES (2.2%)(i)

Collateralized Mortgage Obligations (0.2%)

5,804	Fannie Mae (+)	1.25	9/25/2027	5,679
	Mortgage-Backed Pass-Through Securities (1.9%)
4,895	Fannie Mae (+)	2.50	4/01/2027	5,043
14,342	Fannie Mae (+)	2.50	5/01/2027	14,775
6,956	Fannie Mae (+)	2.50	8/01/2027	7,166
8,608	Fannie Mae (+)	2.50	8/01/2027	8,868
223	Fannie Mae (+)	4.50	5/01/2023	236
128	Fannie Mae (+)	4.50	2/01/2024	138
112	Fannie Mae (+)	5.00	12/01/2021	120
270	Fannie Mae (+)	5.00	6/01/2023	289
90	Fannie Mae (+)	5.00	9/01/2023	92
458	Fannie Mae (+)	5.00	2/01/2024	492
292	Fannie Mae (+)	5.50	12/01/2020	307
275	Fannie Mae (+)	5.50	2/01/2023	297
871	Fannie Mae (+)	5.50	6/01/2023	939
215	Fannie Mae (+)	5.50	9/01/2023	233
816	Fannie Mae (+)	5.50	6/01/2024	884
389	Fannie Mae (+)	6.00	10/01/2022	420
472	Fannie Mae (+)	6.00	1/01/2023	515
812	Fannie Mae (+)	6.00	1/01/2023	889
409	Fannie Mae (+)	6.00	7/01/2023	442
2,047	Freddie Mac (+)	1.56	10/25/2018	2,053
5,350	Freddie Mac (+)	1.78	10/25/2020	5,385
1,123	Freddie Mac (+)	2.69 (b)	4/01/2035	1,180
8,000	Freddie Mac (+)	2.72	6/25/2022	8,387
176	Freddie Mac (+)	5.00	5/01/2020	181
252	Freddie Mac (+)	5.00	9/01/2020	261
19	Freddie Mac (+)	5.50	11/01/2018	19
379	Freddie Mac (+)	5.50	4/01/2021	402
				60,013
	Other U.S. Government Guaranteed Securities (0.1%)
3,000	Private Export Funding Corp. (NBGA)	1.38	2/15/2017	3,006
	Total U.S. Government Agency Issues (cost: $67,454)			68,698

U.S. TREASURY SECURITIES (7.3%)

Notes (7.3%)

5,000	1.00%, 3/15/2018	5,016
25,000	1.25%, 10/31/2018	25,182
10,000	1.25%, 1/31/2019	10,074
10,000	1.13%, 5/31/2019	10,045
10,000	1.25%, 1/31/2020	10,059
15,000	1.38%, 2/29/2020	15,143
55,000	1.38%, 3/31/2020	55,509
45,000	1.38%, 9/30/2020	45,309
25,000	1.63%, 11/30/2020	25,396
5,000	1.38%, 1/31/2021	5,025
5,000	1.13%, 2/28/2021	4,972
15,000	1.88%, 11/30/2021	15,370

13 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	1.38%, 6/30/2023			$4,933
				232,033
	Total U.S. Treasury Securities (cost: $230,004)			232,033

MUNICIPAL BONDS (5.8%)

Airport/Port (0.1%)

2,000	Chicago Midway Airport	1.80%	1/01/2017	2,002
150	Cleveland Airport System (INS)	5.24	1/01/2017	151
2,000	Port of Corpus Christi Auth. of Nueces County	1.24	12/01/2017	2,003
				4,156
	Appropriated Debt (0.2%)
2,500	Jacksonville	1.41	10/01/2017	2,510
4,000	Jacksonville	1.70	10/01/2018	4,038
				6,548
	Community Service (0.1%)
1,650	Art Institute of Chicago	2.48	3/01/2019	1,669
	Education (1.2%)
10,000	New Jersey EDA	2.42	6/15/2018	10,046
12,500	New Jersey EDA	4.45	6/15/2020	13,046
2,110	New York Dormitory Auth.	2.04	7/01/2018	2,106
3,870	New York Dormitory Auth.	2.30	7/01/2019	3,859
5,125	New York Dormitory Auth.	2.57	7/01/2020	5,101
1,000	Pennsylvania Public School Building Auth. (INS)	1.97	12/01/2017	1,010
2,640	Pennsylvania Public School Building Auth. (INS)	2.41	12/01/2018	2,693
				37,861
	Electric Utilities (1.8%)
16,530	Appling County Dev. Auth	2.40	1/01/2038(j)	16,961
5,000	Beaver County IDA	4.75	8/01/2033(j)	5,239
13,310	Beaver County IDA	2.50	12/01/2041(j)	13,120
2,000	Burke County Dev. Auth.	1.38	10/01/2032(j)	2,004
10,000	Missouri Environmental Improvement and
	Energy Resources Auth.	2.88	5/01/2038(j)	10,188
10,000	South Carolina Public Service Auth.	2.39	12/01/2023	10,067
				57,579
	Electric/Gas Utilities (0.3%)
6,265	Long Island Power Auth.	2.36	9/01/2018	6,302
3,680	Piedmont Municipal Power Agency	4.34	1/01/2017	3,696
				9,998
	Environmental & Facilities Services (0.2%)
3,000	Bucks County IDA	1.38	12/01/2022(j)	3,001
800	Mississippi Business Finance Corp.	1.38	3/01/2027(j)	801
2,000	South Carolina Jobs EDA	1.88	11/01/2016	2,000
				5,802
	General Obligation (0.3%)
3,000	City of West Haven	2.70	3/15/2018	3,012
3,000	San Bernardino CCD	2.14	8/01/2018	3,043
2,000	Scranton School District	4.13	6/15/2034(j)	2,008
				8,063

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Utilities (0.2%)
$5,000	New York Energy Research and Dev. Auth.	2.38%	7/01/2026(j)	$5,122
	Municipal Finance (0.2%)
856	Kentucky Asset	3.17	4/01/2018	869
5,000	Pennsylvania IDA (a)	2.97	7/01/2021	5,003
				5,872
	Nursing/CCRC (0.2%)
1,000	ACTS Retirement-Life Communities, Inc.	1.35	11/16/2016	1,000
3,225	ACTS Retirement-Life Communities, Inc.	1.85	11/15/2017	3,213
3,000	ACTS Retirement-Life Communities, Inc.	2.18	11/16/2018	2,989
750	ACTS Retirement-Life Communities, Inc.	2.47	11/16/2019	746
				7,948
	Sales Tax (0.0%)
1,500	Arizona School Facilities Board	1.47	9/01/2017	1,507
	Semiconductors (0.0%)
1,000	Sandoval County	1.95	6/01/2018	1,009
	Special Assessment/Tax/Fee (0.9%)
2,870	Channahon	4.00	1/01/2020	2,890
10,000	JobsOhio Beverage System	1.57	1/01/2017	10,012
5,000	New Jersey Transportation Trust Fund Auth.	1.76	12/15/2018	4,916
10,000	New York MTA (ETM)	1.47	7/01/2018	10,069
				27,887
	Water/Sewer Utility (0.1%)
665	Chicago Wastewater Transmission	2.59	1/01/2018	668
535	Chicago Wastewater Transmission	3.38	1/01/2019	541
500	Chicago Wastewater Transmission	3.73	1/01/2020	509
2,520	Chicago Wastewater Transmission	4.31	1/01/2021	2,626
				4,344
	Total Municipal Bonds (cost: $183,263)			185,365
	Total Bonds (cost: $3,049,152)			3,076,720

Number

of Shares

EQUITY SECURITIES (0.1%)

PREFERRED STOCKS (0.1%)

Financials (0.1%)

Diversified Banks (0.1%)

200,000 Citigroup Capital XIII, 7.12% (cost: $5,470)	5,214

15 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (2.5%)

COMMERCIAL PAPER (1.5%)

Energy (0.3%)

Oil & Gas Exploration & Production (0.3%)

$ 10,000 Canadian Natural Resources Ltd. (a),(k) 1.05% 11/03/2016 $ 10,000

Industrials (0.4%)

Industrial Machinery (0.4%)

12,190 Pentair Finance S.A. (a),(k)	1.20	11/01/2016	12,190

Utilities (0.8%)

Electric Utilities (0.2%)

5,818	South Carolina Fuel Co. (a),(k)	0.70	11/18/2016	5,816
	Multi-Utilities (0.6%)
9,478	Sempra Global (a),(k)	0.70	11/02/2016	9,478
10,332	Sempra Global (a),(k)	0.65	11/04/2016	10,331
				19,809
	Total Utilities			25,625
	Total Commercial Paper			47,815
	VARIABLE-RATE DEMAND NOTES (0.8%)
	Industrials (0.1%)
	Airport Services (0.1%)
2,355	Metropolitan Nashville Airport Auth. (LOC -
	Regions Bank)	2.12	4/01/2030	2,355
	Materials (0.6%)
	Forest Products (0.3%)
9,200	Liberty County IDA	0.83	10/01/2028	9,200
	Steel (0.3%)
10,000	Illinois Finance Auth. (LOC - UniCredit Bank
	A.G.)	3.50	2/01/2037	10,000
	Total Materials			19,200
	Utilities (0.1%)
	Electric Utilities (0.1%)
5,000	Columbia IDB	0.60	12/01/2037	5,000
	Total Variable-Rate Demand Notes			26,555
Number
of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(0.2%)
5,284,758	State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (l)			5,285
	Total Money Market Instruments (cost: $79,655)			79,655

Portfolio of Investments | 16

Total Investments (cost: $3,134,277) $ 3,161,589

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $	1,608,321	$	— $	1,608,321
Eurodollar and Yankee Obligations		—	515,733		—	515,733
Asset-Backed Securities		—	266,558		—	266,558
Collateralized Loan Obligations		—	57,166		1,500	58,666
Collateralized Mortgage Obligations		—	3,492		—	3,492
Commercial Mortgage Securities		—	137,854		—	137,854
U.S. Government Agency Issues		—	68,698		—	68,698
U.S. Treasury Securities		232,033	—		—	232,033
Municipal Bonds		—	185,365		—	185,365
Equity Securities:
Preferred Stocks		—	5,214		—	5,214
Money Market Instruments:
Commercial Paper		—	47,815		—	47,815
Variable-Rate Demand Notes		—	26,555		—	26,555
Government & U.S. Treasury Money Market
Funds		5,285	—		—	5,285
Total		$237,318	$2,922,771		$1,500	$3,161,589

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Collateralized Loan Obligations
Balance as of July 31, 2016	$3,000
Purchases	1,500
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(3,000)
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of October 31, 2016	$1,500

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through October 31, 2016, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Collateralized Loan
Obligations (I)	$-	$3,000	$(3,000)

(I) Transferred from Level 3 to Level 2 as a result of observable market data.

17 | USAA Short-Term Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short- Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. Effective December 1, 2016, the Fund will offer a new class of shares, R6 Shares, which will be available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

18 | USAA Short-Term Bond Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

19 | USAA Short-Term Bond Fund

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 20

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2016, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is

21 | USAA Short-Term Bond Fund

required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were

$38,669,000 and $11,357,000, respectively, resulting in net unrealized appreciation of $27,312,000 ..

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,182,400,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.7% of net assets at October 31, 2016.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior

Notes to Portfolio of Investments | 22

tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
MTA	Metropolitan Transportation Authority
REIT	Real estate investment trust

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Build America Mutual Assurance Co., or MBIA Insurance Corp.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

23 | USAA Short-Term Bond Fund

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2016.

(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2016. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e) At October 31, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $6,477,000, which included when-issued securities of $1,500,000.

(f) At October 31, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g) Security was fair valued at October 31, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,500,000, which represented less than 0.1% of the Fund's net assets.

(h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2016, was $29,893,000, which represented 0.9% of the Fund's net assets.

Notes to Portfolio of Investments | 24

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(j) Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(l) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

25 | USAA Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS 1 ST QUARTER

USAA VALUE FUND

OCTOBER 31, 2016

(Form N-Q)

48455 -1216	©2016, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Value Fund

October 31, 2016 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.2%)

COMMON STOCKS (98.2%)

Consumer Discretionary (8.3%)

Apparel Retail (0.6%)

103,400	L Brands, Inc.	$7,465
	Apparel, Accessories & Luxury Goods (0.8%)
390,400	Hanesbrands, Inc.	10,033
	Auto Parts & Equipment (0.7%)
70,750	Adient plc*	3,220
346,223	American Axle & Manufacturing Holdings, Inc.*	6,204
		9,424
	General Merchandise Stores (0.7%)
128,143	Target Corp.	8,807
	Homefurnishing Retail (0.3%)
143,700	Restoration Hardware Holding, Inc.*	4,163
	Hotels, Resorts & Cruise Lines (2.7%)
281,379	Carnival Corp.	13,816
271,400	Norwegian Cruise Line Holdings Ltd.*	10,549
144,900	Royal Caribbean Cruises Ltd.	11,139
		35,504
	Household Appliances (1.0%)
87,947	Whirlpool Corp.	13,176
	Leisure Facilities (0.3%)
268,500	SeaWorld Entertainment, Inc.	3,762
	Movies & Entertainment (0.6%)
325,900	Twenty-First Century Fox, Inc. "A"	8,561
	Publishing (0.3%)
93,600	Meredith Corp.	4,245
	Specialty Stores (0.3%)
140,400	Vitamin Shoppe, Inc.*	3,517
	Total Consumer Discretionary	108,657
	Consumer Staples (6.0%)
	Drug Retail (1.4%)
211,600	CVS Health Corp.	17,796
	Soft Drinks (0.3%)
114,700	Coca-Cola European Partners plc	4,409
	Tobacco (4.3%)
356,818	Altria Group, Inc.	23,593

1 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
230,687	Philip Morris International, Inc.	$22,247
201,540	Reynolds American, Inc.	11,101
		56,941
	Total Consumer Staples	79,146

Energy (10.1%)

Integrated Oil & Gas (4.1%)

649,656	BP plc ADR	23,095
104,400	Chevron Corp.	10,936
284,849	Occidental Petroleum Corp.	20,769
		54,800
	Oil & Gas Exploration & Production (3.2%)
245,400	Callon Petroleum Co.*	3,188
459,066	ConocoPhillips	19,946
205,400	Devon Energy Corp.	7,783
133,987	Range Resources Corp.	4,527
170,600	Vermilion Energy, Inc.	6,701
		42,145
	Oil & Gas Refining & Marketing (2.3%)
250,400	Marathon Petroleum Corp.	10,915
258,000	PBF Energy, Inc. "A"	5,624
166,077	Phillips 66	13,477
		30,016
	Oil & Gas Storage & Transportation (0.5%)
284,000	Golar LNG Ltd.	6,217
	Total Energy	133,178
	Financials (20.1%)
	Asset Management & Custody Banks (1.3%)
63,000	Ameriprise Financial, Inc.	5,569
157,589	State Street Corp.	11,064
		16,633
	Consumer Finance (4.7%)
228,241	American Express Co.	15,160
346,435	Capital One Financial Corp.	25,650
164,500	Discover Financial Services	9,266
575,900	Navient Corp.	7,360
646,400	SLM Corp.*	4,557
		61,993
	Diversified Banks (6.1%)
978,766	Bank of America Corp.	16,150
340,153	Citigroup, Inc.	16,719
362,985	JPMorgan Chase & Co.	25,140
487,767	Wells Fargo & Co.	22,442
		80,451
	Insurance Brokers (0.7%)
65,907	Willis Towers Watson plc	8,298
	Multi-Line Insurance (1.6%)
341,721	American International Group, Inc.	21,084
	Property & Casualty Insurance (1.1%)
206,500	FNF Group	7,416
212,200	XL Group Ltd.	7,363
		14,779

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Regional Banks (3.9%)
241,400	Fifth Third Bancorp	$5,253
181,900	KeyCorp	2,568
222,439	PNC Financial Services Group, Inc.	21,265
104,900	Prosperity Bancshares, Inc.	5,819
124,200	Texas Capital Bancshares, Inc.*	7,365
99,800	UMB Financial Corp.	6,193
327,400	Valley National Bancorp	3,228
		51,691
	Thrifts & Mortgage Finance (0.7%)
669,300	New York Community Bancorp, Inc.	9,611
	Total Financials	264,540
	Health Care (15.2%)
	Health Care Distributors (1.8%)
350,400	Cardinal Health, Inc.	24,069
	Health Care Equipment (1.7%)
273,779	Medtronic plc	22,455
	Health Care Facilities (0.4%)
129,180	HealthSouth Corp.	5,187
	Health Care Services (1.3%)
255,097	Express Scripts Holding Co.*	17,193
	Managed Health Care (3.1%)
158,655	Anthem, Inc.	19,334
88,500	Cigna Corp.	10,516
81,561	UnitedHealth Group, Inc.	11,527
		41,377
	Pharmaceuticals (6.9%)
191,802	Johnson & Johnson	22,247
282,429	Merck & Co., Inc.	16,584
688,843	Pfizer, Inc.	21,843
394,484	Sanofi ADR	15,342
333,191	Teva Pharmaceutical Industries Ltd. ADR	14,241
		90,257
	Total Health Care	200,538
	Industrials (16.2%)
	Aerospace & Defense (4.6%)
95,233	General Dynamics Corp.	14,356
177,600	Mercury Systems, Inc.*	4,934
64,500	Orbital ATK, Inc.	4,796
49,544	Raytheon Co.	6,768
169,600	Spirit AeroSystems Holdings, Inc. "A"*	8,541
209,269	United Technologies Corp.	21,387
		60,782
	Agricultural & Farm Machinery (1.0%)
473,100	CNH Industrial N.V.	3,681
106,173	Deere & Co.	9,375
		13,056
	Building Products (4.5%)
146,525	Gibraltar Industries, Inc.*	5,700
707,503	Johnson Controls International plc	28,527
240,600	Owens Corning, Inc.	11,736
163,900	Simpson Manufacturing Co., Inc.	7,015

3 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
114,500	Trex Co., Inc.*	$6,161
		59,139
	Construction & Engineering (1.0%)
173,921	Comfort Systems USA, Inc.	5,018
217,000	KBR, Inc.	3,214
251,800	Primoris Services Corp.	5,043
		13,275
	Construction Machinery & Heavy Trucks (0.8%)
101,100	Oshkosh Corp.	5,409
243,202	Terex Corp.	5,807
		11,216
	Diversified Support Services (0.3%)
142,630	Mobile Mini, Inc.	3,616
	Electrical Components & Equipment (0.8%)
110,600	Eaton Corp. plc	7,053
100,100	Encore Wire Corp.	3,418
		10,471
	Industrial Conglomerates (1.0%)
114,735	Honeywell International, Inc.	12,584
	Industrial Machinery (1.2%)
168,800	Barnes Group, Inc.	6,725
81,500	Stanley Black & Decker, Inc.	9,278
		16,003
	Railroads (0.7%)
93,000	Norfolk Southern Corp.	8,649
	Trucking (0.3%)
62,600	Ryder System, Inc.	4,344
	Total Industrials	213,135
	Information Technology (11.7%)
	Application Software (0.3%)
156,400	Mentor Graphics Corp.	4,520
	Data Processing & Outsourced Services (0.4%)
106,800	Total System Services, Inc.	5,327
	Electronic Components (1.2%)
304,500	II-VI, Inc.*	8,465
561,640	Vishay Intertechnology, Inc.	7,919
		16,384
	Electronic Equipment & Instruments (0.7%)
119,000	FARO Technologies, Inc.*	3,992
99,700	MTS Systems Corp.	4,741
		8,733
	Electronic Manufacturing Services (0.6%)
97,400	Park Electrochemical Corp.	1,503
141,300	Plexus Corp.*	6,473
		7,976
	Semiconductor Equipment (0.9%)
435,100	Brooks Automation, Inc.	5,669
437,186	Photronics, Inc.*	4,241
300,000	Xcerra Corp.*	1,653
		11,563

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (4.1%)
258,430	Diodes, Inc.*	$5,352
145,200	Microchip Technology, Inc.	8,792
324,819	QUALCOMM, Inc.	22,322
248,212	Texas Instruments, Inc.	17,586
		54,052
	Systems Software (3.5%)
353,621	Microsoft Corp.	21,189
628,766	Oracle Corp.	24,157
		45,346
	Total Information Technology	153,901
	Materials (5.6%)
	Construction Materials (0.8%)
304,200	CRH plc ADR	9,826
	Diversified Metals & Mining (0.4%)
545,600	Ferroglobe plc	5,047
	Fertilizers & Agricultural Chemicals (1.2%)
210,500	FMC Corp.	9,870
61,731	Scotts Miracle-Gro Co. "A"	5,438
		15,308
	Industrial Gases (1.8%)
180,565	Air Products & Chemicals, Inc.	24,091
	Specialty Chemicals (1.2%)
178,900	Axalta Coating Systems Ltd.*	4,494
50,300	Celanese Corp. "A"	3,668
190,700	Flotek Industries, Inc.*	2,246
184,000	PolyOne Corp.	5,378
		15,786
	Steel (0.2%)
219,400	Allegheny Technologies, Inc.	2,993
	Total Materials	73,051
	Real Estate (1.0%)
	REITs - Hotel & Resort (0.4%)
318,600	Host Hotels & Resorts, Inc.	4,932
	REITs - Office (0.2%)
118,200	Corporate Office Properties Trust	3,155
	REITs - Specialized (0.4%)
236,500	Geo Group, Inc.	5,666
	Total Real Estate	13,753
	Telecommunication Services (2.3%)
	Integrated Telecommunication Services (2.3%)
215,114	AT&T;, Inc.	7,914
460,442	Verizon Communications, Inc.	22,147
		30,061
	Total Telecommunication Services	30,061
	Utilities (1.7%)
	Electric Utilities (1.5%)
80,063	Entergy Corp.	5,899
86,200	Pinnacle West Capital Corp.	6,562

5 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
169,000	Xcel Energy, Inc.	$7,022
		19,483
	Multi-Utilities (0.2%)
144,800	CenterPoint Energy, Inc.	3,302
	Total Utilities	22,785
	Total Common Stocks	1,292,745
	Total Equity Securities (cost: $1,008,216)	1,292,745

MONEY MARKET INSTRUMENTS (1.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.9%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.22% (a)
24,307,406 (cost: $24,307)	24,307
Total Investments (cost: $1,032,523)	$1,317,052
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,292,745	$	— $	— $	1,292,745
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	24,307		—	—	24,307
Total	$1,317,052	$	— $	— $	1,317,052

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through October 31, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-

1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

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The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2016, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of October 31, 2016, were $325,000,000 and $40,471,000, respectively, resulting in net unrealized appreciation of $284,529,000 ..

9 | USAA Value Fund

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,316,016,000 at October 31, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.9% of net assets at October 31, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2016.

* Non-income-producing security.

Notes to Portfolio of Investments | 10

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2016

By:	/S/ DANIEL J. MAVICO
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Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	December 19, 2016
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	December 19, 2016
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By:	/S/ ROBERTO GALINDO, JR.
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Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	December 19, 2016
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